MML Blend Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	508,521	$26,239,684
iShares Core S&P 500 ETF	366,455	192,656,387
iShares Core S&P Mid-Cap ETF	257,631	15,648,507
iShares Core S&P Small-Cap ETF	58,321	6,445,637
iShares Core S&P Total US Stock Market ETF	1,837,112	211,819,013
iShares Core Total USD Bond Market ETF (a)	2,403,295	109,566,219
iShares Core U.S. Aggregate Bond ETF	1,118,540	109,549,808
iShares iBoxx High Yield Corporate Bond ETF (a)	337,308	26,218,951

TOTAL EXCHANGE-TRADED FUNDS (Cost $610,596,435)		698,144,206

TOTAL LONG-TERM INVESTMENTS (Cost $610,596,435)		698,144,206

SHORT-TERM INVESTMENTS — 5.4%
Investment of Cash Collateral from Securities Loaned — 5.4%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	37,579,372	37,579,372

	Principal Amount
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$211,174	211,174

TOTAL SHORT-TERM INVESTMENTS (Cost $37,790,546)		37,790,546

TOTAL INVESTMENTS — 105.4% (Cost $648,386,981) (d)		735,934,752

Other Assets/(Liabilities) — (5.4)%		(37,387,528)

NET ASSETS — 100.0%		$698,547,224

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $38,963,152 or 5.58% of net assets. The Fund received $2,273,015 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $211,211. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $215,458.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.8%

BANK LOANS — 2.9%
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%,
8.562% VRN 3/31/28	$215,673	$213,220
Commercial Services — 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.180% VRN 5/12/28	226,925	226,555
Computers — 0.0%
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.180% VRN 2/01/28	64,713	64,592
Diversified Financial Services — 0.2%
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.829% VRN 10/22/26	101,881	101,862
Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.577% VRN 7/29/30	164,979	164,763
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.059% VRN 4/09/27	76,113	75,700
Focus Financial Partners LLC, 2024 Term Loan B7, 1 mo. USD Term SOFR + 2.750%
8.080% VRN 6/30/28	108,353	107,947
		450,272
Engineering & Construction — 0.1%
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.180% VRN 6/07/28	273,974	273,640
Entertainment — 0.5%
Caesars Entertainment, Inc.
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750%
8.040% VRN 2/06/31	260,000	260,000
Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.663% VRN 2/06/30	19,800	19,833
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.250%
7.559% VRN 11/25/30	239,400	239,271
Light and Wonder International, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.075% VRN 4/14/29	265,950	266,208
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.500%
7.945% VRN 5/29/26	255,325	255,616
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 2.750%
8.336% VRN 4/29/26	142,703	142,881
		1,183,809

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.1%
Sotera Health Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.195% VRN 12/11/26	$270,000	$268,537
Health Care – Services — 0.1%
ICON Luxembourg SARL, 2024 LUX Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.302% VRN 7/03/28	41,042	41,113
Phoenix Guarantor, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.577% VRN 2/21/31	228,211	225,105
PRA Health Sciences, Inc., 2024 US Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.302% VRN 7/03/28	10,226	10,244
		276,462
Insurance — 0.2%
Acrisure LLC
2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.945% VRN 2/15/27	119,389	119,134
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
9.695% VRN 2/15/27	122,188	122,340
AmWINS Group, Inc.
2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.695% VRN 2/19/28	37,492	37,486
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.195% VRN 2/19/28	29,625	29,654
Asurion LLC
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
8.692% VRN 12/23/26	150,350	147,074
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.250%
8.692% VRN 7/31/27	73,120	70,130
		525,818
Leisure Time — 0.1%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD Term SOFR + 3.500%
8.945% VRN 8/17/28	155,965	156,421
Lodging — 0.0%
Four Seasons Hotels Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.430% VRN 11/30/29	89,773	89,807
Machinery - Diversified — 0.1%
TK Elevator US Newco, Inc., USD Term Loan B, 1 Week USD Term SOFR + 3.500%
8.791% VRN 4/30/30	193,597	194,162
Machinery – Diversified — 0.0%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.445% VRN 7/30/29	96,165	96,129
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
7.945% VRN 9/18/26	200,753	200,697

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.409% VRN 10/01/27	$163,372	$155,938
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD TERM SOFR + 3.000%
8.445% 5/05/28	197,038	198,024
		353,962
Pipelines — 0.1%
CQP Holdco LP, 2023 4th Amendment Term Loan, 3 mo. USD Term SOFR + 3.000%
8.302% VRN 12/31/30	193,834	194,388
Private Equity — 0.2%
GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.309% VRN 1/31/31	320,000	320,867
Retail — 0.2%
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.195% VRN 10/19/27	338,270	337,922
Software — 0.3%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.580% VRN 2/15/29	140,929	139,410
Cotiviti Corp., 2024 Term Loan,
0.000% 2/21/31 (a)	350,000	349,125
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.814% VRN 2/10/31	92,633	93,073
		581,608
Transportation — 0.2%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000%
7.402% VRN 12/30/26	402,915	402,947

TOTAL BANK LOANS (Cost $6,387,149)		6,411,815

CORPORATE DEBT — 36.4%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (b)	95,000	78,569
Aerospace & Defense — 1.1%
Boeing Co.
2.196% 2/04/26	80,000	74,896
2.800% 3/01/27	290,000	267,794
2.950% 2/01/30	270,000	233,187
3.750% 2/01/50	40,000	27,826
5.705% 5/01/40	60,000	57,428
General Dynamics Corp.
4.250% 4/01/40	20,000	18,133
4.250% 4/01/50	50,000	43,548
L3Harris Technologies, Inc.
5.054% 4/27/45	80,000	75,537

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lockheed Martin Corp.
3.900% 6/15/32	$50,000	$46,922
4.150% 6/15/53	320,000	269,925
5.200% 2/15/64	40,000	39,552
Northrop Grumman Corp.
2.930% 1/15/25	160,000	157,016
3.250% 1/15/28	150,000	141,738
5.150% 5/01/40	280,000	274,309
RTX Corp.
2.250% 7/01/30	110,000	93,911
3.030% 3/15/52	180,000	119,186
4.125% 11/16/28	160,000	154,765
4.500% 6/01/42	80,000	71,379
6.000% 3/15/31	110,000	115,633
TransDigm, Inc.
6.375% 3/01/29 (b)	40,000	40,124
6.625% 3/01/32 (b)	50,000	50,515
7.125% 12/01/31 (b)	80,000	82,445
		2,455,769
Agriculture — 0.7%
Altria Group, Inc.
2.450% 2/04/32	140,000	113,606
5.800% 2/14/39	240,000	243,196
5.950% 2/14/49	130,000	132,305
6.875% 11/01/33	290,000	315,480
BAT Capital Corp.
3.462% 9/06/29	405,000	369,647
4.540% 8/15/47	130,000	100,372
Philip Morris International, Inc.
4.500% 3/20/42	80,000	69,895
4.875% 2/13/29	60,000	59,618
5.125% 2/13/31	20,000	19,869
5.250% 2/13/34	50,000	49,557
		1,473,545
Airlines — 0.3%
American Airlines, Inc.
8.500% 5/15/29 (b)	90,000	95,081
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (b)	400,000	391,223
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	103,843	104,416
United Airlines, Inc.
4.625% 4/15/29 (b)	65,000	60,450
		651,170
Apparel — 0.0%
NIKE, Inc.
2.850% 3/27/30	60,000	54,214
Auto Manufacturers — 1.2%
Ford Motor Co.
3.250% 2/12/32	1,530,000	1,272,662
6.100% 8/19/32 (c)	90,000	91,199

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. LLC
4.950% 5/28/27	$200,000	$195,142
General Motors Co.
5.600% 10/15/32 (c)	125,000	126,502
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	243,378
Hyundai Capital America
1.800% 10/15/25 (b)	55,000	51,983
Nissan Motor Co. Ltd.
3.522% 9/17/25 (b)	410,000	395,226
4.345% 9/17/27 (b)	300,000	285,199
		2,661,291
Banks — 11.2%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	255,993
Banco Santander SA
3.496% 3/24/25	600,000	589,019
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	520,000	415,913
Secured Overnight Financing Rate + 1.210% 2.572% VRN 10/20/32	190,000	157,628
Secured Overnight Financing Rate + 1.330% 2.972% VRN 2/04/33	670,000	569,795
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	1,430,000	1,359,185
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	570,000	544,857
4.000% 1/22/25	700,000	690,698
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	220,000	180,406
4.200% 8/26/24	380,000	377,714
3 mo. USD Term SOFR + 3.967% 6.250% VRN (d)	170,000	170,193
Bank of Montreal 5 yr. USD Swap + 1.432%
3.803% VRN 12/15/32	70,000	65,300
Bank of Nova Scotia 5 yr. CMT + 2.050%
4.588% VRN 5/04/37	180,000	163,168
BNP Paribas SA
Secured Overnight Financing Rate + 2.074% 2.219% VRN 6/09/26 (b)	200,000	192,301
Secured Overnight Financing Rate + 1.507% 3.052% VRN 1/13/31 (b)	390,000	343,111
4.625% 3/13/27 (b)	260,000	253,675
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (b)	350,000	349,360
Secured Overnight Financing Rate + 1.866% 5.894% VRN 12/05/34 (b)	200,000	209,118
5 yr. CMT + 4.354% 8.500% VRN (b) (c) (d)	200,000	209,050
BPCE SA
1.000% 1/20/26 (b)	250,000	231,713
Citigroup, Inc.
Secured Overnight Financing Rate + 0.694% 2.014% VRN 1/25/26	95,000	92,111
Secured Overnight Financing Rate + 1.280% 3.070% VRN 2/24/28	845,000	794,825
Secured Overnight Financing Rate + 1.939% 3.785% VRN 3/17/33	580,000	518,082
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	760,000	716,084
4.650% 7/30/45	380,000	343,143
3 mo. USD Term SOFR + 4.167% 5.950% VRN (d)	160,000	159,760
Cooperatieve Rabobank UA
1 yr. CMT + 1.220% 3.649% VRN 4/06/28 (b)	250,000	237,986
4.375% 8/04/25	470,000	461,827
Credit Agricole SA Secured Overnight Financing Rate + 1.676%
1.907% VRN 6/16/26 (b)	270,000	258,121
Credit Suisse AG
7.500% 2/15/28	350,000	377,401
7.950% 1/09/25	290,000	294,808
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 1.472% 2.908% VRN 7/21/42	240,000	172,567

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 11/16/26	$270,000	$259,042
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	500,000	481,267
4.250% 10/21/25	200,000	196,241
4.750% 10/21/45	70,000	64,490
5.150% 5/22/45	290,000	280,386
Secured Overnight Financing Rate + 0.820% 6.181% FRN 9/10/27	165,000	165,079
3 mo. USD Term SOFR + 1.432% 6.739% FRN 5/15/26	555,000	559,873
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.929% 2.099% VRN 6/04/26	510,000	489,115
3 mo. USD Term SOFR + 1.642% 6.963% FRN 9/12/26	310,000	313,260
JP Morgan Chase & Co.
Secured Overnight Financing Rate + 1.015% 2.069% VRN 6/01/29	215,000	190,717
Secured Overnight Financing Rate + 2.040% 2.522% VRN 4/22/31	320,000	276,570
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	270,000	228,268
Secured Overnight Financing Rate + 0.915% 2.595% VRN 2/24/26	160,000	155,866
Secured Overnight Financing Rate + 1.260% 2.963% VRN 1/25/33	25,000	21,346
Secured Overnight Financing Rate + 2.440% 3.109% VRN 4/22/51	100,000	69,479
3.875% 9/10/24	430,000	426,529
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	640,000	623,910
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	200,000	187,496
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	235,000	223,487
Morgan Stanley
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	520,000	411,260
Secured Overnight Financing Rate + 1.290% 2.943% VRN 1/21/33	115,000	97,741
Secured Overnight Financing Rate + 1.160% 3.620% VRN 4/17/25	150,000	149,832
Secured Overnight Financing Rate + 1.610% 4.210% VRN 4/20/28	205,000	199,205
National Securities Clearing Corp.
1.500% 4/23/25 (b)	250,000	240,830
NatWest Markets PLC
0.800% 8/12/24 (b)	200,000	196,472
PNC Financial Services Group, Inc.
Secured Overnight Financing Rate + 1.841% 5.582% VRN 6/12/29	180,000	182,192
Secured Overnight Financing Rate + 1.322% 5.812% VRN 6/12/26	60,000	60,200
Royal Bank of Canada
1.150% 6/10/25	310,000	295,704
5.150% 2/01/34	100,000	100,096
Santander Holdings USA, Inc. Secured Overnight Financing Rate + 1.249%
2.490% VRN 1/06/28	135,000	122,690
Toronto-Dominion Bank
1.150% 6/12/25	190,000	180,978
Truist Financial Corp. Secured Overnight Financing Rate + 2.050%
6.047% VRN 6/08/27	120,000	121,620
UBS Group AG
Secured Overnight Financing Rate + 2.044% 2.193% VRN 6/05/26 (b)	480,000	460,195
Secured Overnight Financing Rate + 1.730% 3.091% VRN 5/14/32 (b)	640,000	544,364
4.253% 3/23/28 (b)	340,000	327,830
Secured Overnight Financing Rate + 3.920% 6.537% VRN 8/12/33 (b)	300,000	316,287
5 yr. CMT + 4.745% 9.250% VRN (b) (d)	200,000	216,695
US Bancorp
1.450% 5/12/25	210,000	201,327
Secured Overnight Financing Rate + 0.730% 2.215% VRN 1/27/28	20,000	18,448
Secured Overnight Financing Rate + 2.020% 5.775% VRN 6/12/29	140,000	142,443
Secured Overnight Financing Rate + 2.260% 5.836% VRN 6/12/34	40,000	40,770
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.000% 2.188% VRN 4/30/26	200,000	192,606
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	235,000	207,739

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 10/23/26	$430,000	$407,054
3 mo. USD Term SOFR + 1.432% 3.196% VRN 6/17/27	245,000	233,946
Secured Overnight Financing Rate + 1.500% 3.350% VRN 3/02/33	360,000	312,346
Secured Overnight Financing Rate + 2.130% 4.611% VRN 4/25/53	1,680,000	1,484,450
		24,432,653
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	78,000	76,221
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	121,092
4.600% 4/15/48	65,000	59,399
Constellation Brands, Inc.
4.350% 5/09/27	80,000	78,329
Molson Coors Beverage Co.
3.000% 7/15/26	30,000	28,633
		363,674
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	130,000
Chemicals — 0.5%
MEGlobal BV
4.250% 11/03/26 (b)	240,000	230,569
OCP SA
3.750% 6/23/31 (b)	260,000	221,260
5.125% 6/23/51 (b)	220,000	165,385
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (b)	490,000	407,464
		1,024,678
Commercial Services — 0.4%
Cintas Corp. No. 2
3.700% 4/01/27	70,000	68,001
DP World Ltd.
5.625% 9/25/48 (b)	330,000	313,580
Triton Container International Ltd.
1.150% 6/07/24 (b)	90,000	89,194
Triton Container International Ltd./TAL International Container Corp.
3.250% 3/15/32	160,000	129,842
United Rentals North America, Inc.
6.125% 3/15/34 (b)	400,000	400,497
		1,001,114
Cosmetics & Personal Care — 0.2%
Haleon US Capital LLC
3.375% 3/24/29	260,000	241,806
Kenvue, Inc.
4.900% 3/22/33	140,000	139,882
		381,688
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	170,000	157,872

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 10/29/28	$160,000	$144,771
3.400% 10/29/33	420,000	353,791
Air Lease Corp.
1.875% 8/15/26	170,000	156,733
5.300% 2/01/28	80,000	80,043
American Express Co.
3.375% 5/03/24	30,000	29,936
4.050% 5/03/29	140,000	135,788
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (b)	140,000	130,015
Charles Schwab Corp.
5.875% 8/24/26	260,000	264,333
Secured Overnight Financing Rate + 2.010% 6.136% VRN 8/24/34	50,000	52,160
CI Financial Corp.
4.100% 6/15/51	115,000	71,835
Mastercard, Inc.
3.850% 3/26/50	50,000	41,373
Nasdaq, Inc.
3.950% 3/07/52	45,000	34,885
Visa, Inc.
4.300% 12/14/45	160,000	144,298
		1,797,833
Electric — 0.3%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	64,478
3.950% 4/01/50	50,000	40,595
Duke Energy Carolinas LLC
2.850% 3/15/32	35,000	30,019
Duke Energy Corp.
3.950% 8/15/47	65,000	50,246
Duke Energy Ohio, Inc.
3.650% 2/01/29	70,000	66,487
Exelon Corp.
4.100% 3/15/52	65,000	51,708
Monongahela Power Co.
5.400% 12/15/43 (b)	145,000	138,439
Pacific Gas & Electric Co.
2.500% 2/01/31	185,000	153,842
		595,814
Electronics — 0.1%
Honeywell International, Inc.
5.000% 3/01/35	180,000	180,676
Entertainment — 0.2%
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	30,000	30,794
Warnermedia Holdings, Inc.
3.755% 3/15/27	180,000	171,779
4.279% 3/15/32	170,000	151,851
5.050% 3/15/42	20,000	17,190
6.412% 3/15/26	10,000	10,000
		381,614

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.1%
Waste Connections, Inc.
5.000% 3/01/34	$110,000	$108,939
Food — 0.1%
Mars, Inc.
3.200% 4/01/30 (b)	80,000	72,784
Mondelez International, Inc.
1.500% 5/04/25	220,000	210,938
		283,722
Forest Products & Paper — 0.2%
Suzano Austria GmbH
3.125% 1/15/32	10,000	8,307
3.750% 1/15/31	430,000	380,114
		388,421
Gas — 0.2%
Brooklyn Union Gas Co.
4.487% 3/04/49 (b)	435,000	339,808
East Ohio Gas Co.
3.000% 6/15/50 (b)	45,000	28,466
		368,274
Health Care – Products — 0.3%
Abbott Laboratories
4.750% 11/30/36	10,000	9,918
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250% 4/01/29 (b)	70,000	70,313
Solventum Corp.
5.400% 3/01/29 (b)	140,000	140,282
5.450% 3/13/31 (b)	140,000	139,638
5.600% 3/23/34 (b)	180,000	180,589
5.900% 4/30/54 (b)	150,000	149,631
		690,371
Health Care – Services — 0.7%
Centene Corp.
2.500% 3/01/31	285,000	234,419
Elevance Health, Inc.
2.375% 1/15/25	100,000	97,546
3.650% 12/01/27	140,000	133,934
HCA, Inc.
4.125% 6/15/29	220,000	208,348
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200% 6/01/50 (b)	145,000	98,236
Humana, Inc.
4.625% 12/01/42	140,000	122,536
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	103,068
2.300% 5/15/31	220,000	186,373
3.875% 8/15/59	240,000	185,795
4.000% 5/15/29	100,000	96,703

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.200% 5/15/32	$80,000	$76,028
		1,542,986
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	100,000	99,885
4.750% 11/29/27	40,000	39,494
		139,379
Insurance — 0.5%
Aon North America, Inc.
5.450% 3/01/34	230,000	232,655
Athene Global Funding Secured Overnight Financing Rate Index + 0.560%
5.916% FRN 8/19/24 (b)	465,000	465,284
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	101,227
3.850% 3/15/52	90,000	72,753
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	104,686
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	80,000	73,355
		1,049,960
Internet — 0.5%
Amazon.com, Inc.
3.150% 8/22/27	110,000	104,840
3.600% 4/13/32	300,000	279,394
3.875% 8/22/37	50,000	45,137
3.950% 4/13/52	130,000	109,120
Prosus NV
3.061% 7/13/31 (b)	370,000	301,152
3.832% 2/08/51 (b)	210,000	129,254
4.027% 8/03/50 (b)	310,000	197,432
		1,166,329
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	170,000	181,699
Leisure Time — 0.1%
NCL Corp. Ltd.
8.125% 1/15/29 (b)	80,000	84,655
Royal Caribbean Cruises Ltd.
6.250% 3/15/32 (b)	60,000	60,477
		145,132
Lodging — 0.5%
Hilton Domestic Operating Co., Inc.
6.125% 4/01/32 (b)	60,000	60,255
Las Vegas Sands Corp.
3.200% 8/08/24	620,000	613,190
3.900% 8/08/29	40,000	36,405

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sands China Ltd.
5.125% STEP 8/08/25	$390,000	$384,732
		1,094,582
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (b)	65,000	49,066
4.500% 6/01/33 (b)	810,000	632,708
4.750% 3/01/30 (b)	105,000	90,157
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	160,136
4.200% 3/15/28	450,000	424,138
4.400% 4/01/33 (c)	290,000	257,003
4.908% 7/23/25	240,000	237,079
5.125% 7/01/49	140,000	108,479
5.500% 4/01/63	150,000	117,635
Comcast Corp.
2.887% 11/01/51	550,000	357,018
3.400% 4/01/30	525,000	485,509
3.750% 4/01/40	120,000	99,749
4.150% 10/15/28	270,000	263,521
CSC Holdings LLC
6.500% 2/01/29 (b)	700,000	593,118
DISH DBS Corp.
5.125% 6/01/29	60,000	25,025
5.750% 12/01/28 (b)	70,000	48,108
Fox Corp.
5.476% 1/25/39	90,000	85,651
6.500% 10/13/33	100,000	105,918
		4,140,018
Mining — 0.7%
Anglo American Capital PLC
4.750% 4/10/27 (b)	230,000	225,375
Barrick North America Finance LLC
5.700% 5/30/41	80,000	81,944
5.750% 5/01/43	80,000	82,633
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	96,277
First Quantum Minerals Ltd.
8.625% 6/01/31 (b)	200,000	194,416
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	115,256
5.450% 3/15/43	230,000	220,195
Glencore Funding LLC
1.625% 4/27/26 (b)	120,000	111,269
3.375% 9/23/51 (b)	45,000	30,800
4.000% 3/27/27 (b)	140,000	135,336
Southern Copper Corp.
5.250% 11/08/42	250,000	236,945
		1,530,446
Miscellaneous - Manufacturing — 0.2%
3M Co.
3.050% 4/15/30 (c)	290,000	260,459

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.700% 4/15/50	$170,000	$125,572
		386,031
Multi-National — 0.6%
Inter-American Development Bank
7.350% 10/06/30 INR (e)	104,000,000	1,267,141
Oil & Gas — 2.6%
BP Capital Markets America, Inc.
2.939% 6/04/51	50,000	33,381
3.001% 3/17/52	230,000	155,742
3.633% 4/06/30	120,000	113,030
Chesapeake Energy Corp.
5.875% 2/01/29 (b)	100,000	99,178
Continental Resources, Inc.
2.268% 11/15/26 (b)	195,000	179,506
5.750% 1/15/31 (b)	250,000	248,511
Coterra Energy, Inc.
3.900% 5/15/27	230,000	221,371
4.375% 3/15/29	220,000	211,792
Devon Energy Corp.
5.000% 6/15/45	390,000	346,041
5.600% 7/15/41	140,000	134,940
5.850% 12/15/25	120,000	120,651
Diamondback Energy, Inc.
3.500% 12/01/29	160,000	148,006
Ecopetrol SA
5.875% 5/28/45	770,000	575,022
EOG Resources, Inc.
3.900% 4/01/35	200,000	182,107
4.375% 4/15/30	60,000	58,696
4.950% 4/15/50	30,000	28,538
Exxon Mobil Corp.
3.482% 3/19/30	190,000	179,085
4.227% 3/19/40	85,000	77,434
4.327% 3/19/50	20,000	17,698
KazMunayGas National Co. JSC
5.375% 4/24/30 (b) (c)	200,000	196,009
Marathon Petroleum Corp.
5.125% 12/15/26	185,000	185,109
Occidental Petroleum Corp.
6.125% 1/01/31	85,000	88,027
6.450% 9/15/36	50,000	53,313
6.600% 3/15/46 (c)	310,000	334,096
6.625% 9/01/30	60,000	63,582
Petrobras Global Finance BV
5.999% 1/27/28	760,000	765,735
Pioneer Natural Resources Co.
1.900% 8/15/30	170,000	142,808
Reliance Industries Ltd.
3.625% 1/12/52 (b)	330,000	237,856
Shell International Finance BV
2.750% 4/06/30	240,000	215,842
3.250% 4/06/50	280,000	203,264
Southwestern Energy Co.
4.750% 2/01/32	70,000	64,439

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.375% 2/01/29	$75,000	$72,843
		5,753,652
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	105,000	94,157
5.000% 11/15/45	100,000	93,886
		188,043
Pharmaceuticals — 3.1%
AbbVie, Inc.
2.600% 11/21/24	880,000	864,153
2.950% 11/21/26	260,000	247,624
3.200% 11/21/29	600,000	552,898
4.700% 5/14/45	25,000	23,377
4.800% 3/15/29	130,000	130,191
4.950% 3/15/31	60,000	60,428
5.050% 3/15/34	80,000	80,992
Bausch Health Cos., Inc.
6.125% 2/01/27 (b)	50,000	31,155
Becton Dickinson & Co.
3.363% 6/06/24	80,000	79,648
Bristol-Myers Squibb Co.
4.350% 11/15/47	120,000	103,618
5.100% 2/22/31	70,000	70,677
5.200% 2/22/34	210,000	213,218
5.550% 2/22/54	30,000	30,852
5.650% 2/22/64	20,000	20,576
Cigna Group
4.375% 10/15/28	590,000	575,542
4.900% 12/15/48	230,000	209,513
CVS Health Corp.
2.125% 9/15/31	330,000	269,373
4.250% 4/01/50	70,000	56,721
4.300% 3/25/28	580,000	566,008
5.050% 3/25/48	220,000	199,799
Eli Lilly & Co.
4.700% 2/09/34	180,000	178,997
5.000% 2/09/54	20,000	19,887
5.100% 2/09/64	140,000	139,329
Johnson & Johnson
3.625% 3/03/37	160,000	141,988
Merck & Co., Inc.
1.450% 6/24/30	120,000	98,831
Pfizer, Inc.
1.700% 5/28/30 (c)	280,000	235,220
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	1,700,000	1,589,315
		6,789,930
Pipelines — 3.6%
Cameron LNG LLC
3.302% 1/15/35 (b)	150,000	124,816
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	260,000	269,372
6.544% 11/15/53 (b)	30,000	32,503

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Energy Transfer LP
3.750% 5/15/30	$230,000	$211,992
3.900% 7/15/26	710,000	688,483
4.750% 1/15/26	240,000	237,473
5.550% 5/15/34	100,000	100,305
6.250% 4/15/49	320,000	328,427
Enterprise Products Operating LLC
3.700% 1/31/51	140,000	108,164
4.150% 10/16/28	1,030,000	1,001,924
4.850% 1/31/34	220,000	216,704
EQM Midstream Partners LP
4.750% 1/15/31 (b)	140,000	130,194
Kinder Morgan Energy Partners LP
6.950% 1/15/38	125,000	136,784
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	107,351
MPLX LP
4.700% 4/15/48	400,000	341,228
ONEOK, Inc.
5.550% 11/01/26	40,000	40,366
5.800% 11/01/30	70,000	72,113
6.050% 9/01/33	130,000	135,584
6.625% 9/01/53	200,000	220,421
Targa Resources Corp.
4.950% 4/15/52	40,000	35,045
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	140,000	134,020
Western Midstream Operating LP
3.100% STEP 2/01/25	240,000	234,826
4.050% STEP 2/01/30	900,000	839,724
5.250% STEP 2/01/50	1,610,000	1,440,185
The Williams Cos., Inc.
3.500% 11/15/30	70,000	63,618
3.500% 10/15/51	125,000	88,832
3.750% 6/15/27	250,000	240,579
5.150% 3/15/34	170,000	168,468
		7,749,501
Real Estate Investment Trusts (REITS) — 0.1%
Crown Castle, Inc.
3.300% 7/01/30	35,000	31,104
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	217,125
		248,229
Retail — 0.4%
Costco Wholesale Corp.
1.375% 6/20/27	20,000	18,096
1.600% 4/20/30	20,000	16,838
Home Depot, Inc.
2.700% 4/15/30	70,000	62,352
3.300% 4/15/40	120,000	95,395
3.350% 4/15/50	260,000	190,853
Lowe's Cos., Inc.
4.500% 4/15/30	50,000	48,890
McDonald's Corp.
3.500% 7/01/27	300,000	287,587

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.600% 7/01/30	$90,000	$83,937
Walmart, Inc.
1.500% 9/22/28	60,000	53,001
1.800% 9/22/31	20,000	16,605
		873,554
Semiconductors — 0.3%
Broadcom, Inc.
3.419% 4/15/33 (b)	296,000	256,602
Intel Corp.
1.600% 8/12/28	120,000	105,301
Micron Technology, Inc.
5.300% 1/15/31	90,000	90,520
5.875% 2/09/33	60,000	62,088
NVIDIA Corp.
3.700% 4/01/60	170,000	135,488
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% 6/18/26	85,000	82,512
		732,511
Software — 0.2%
Microsoft Corp.
2.921% 3/17/52	30,000	21,209
Oracle Corp.
1.650% 3/25/26	230,000	214,665
3.850% 4/01/60	250,000	177,930
4.650% 5/06/30	20,000	19,612
		433,416
Telecommunications — 1.7%
AT&T, Inc.
2.750% 6/01/31	160,000	137,818
3.500% 9/15/53	309,000	218,006
3.550% 9/15/55	215,000	150,333
Rogers Communications, Inc.
5.300% 2/15/34	110,000	109,019
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	193,983
2.550% 2/15/31	60,000	51,109
3.375% 4/15/29	50,000	46,242
3.400% 10/15/52	230,000	163,138
3.500% 4/15/25	130,000	127,456
3.500% 4/15/31	700,000	632,154
3.875% 4/15/30	430,000	402,816
5.150% 4/15/34	80,000	79,732
Telefonica Emisiones SA
5.213% 3/08/47	150,000	138,023
Verizon Communications, Inc.
2.650% 11/20/40	15,000	10,570
3.850% 11/01/42	430,000	353,598
3.875% 2/08/29	550,000	526,552
3.875% 3/01/52	435,000	341,923
		3,682,472
Transportation — 0.2%
Union Pacific Corp.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.150% 2/05/27	$50,000	$46,491
2.891% 4/06/36	270,000	220,209
3.750% 2/05/70	150,000	110,276
3.839% 3/20/60	120,000	92,137
		469,113

TOTAL CORPORATE DEBT (Cost $83,069,524)		79,068,153

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.7%
Automobile Asset-Backed Securities — 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A, 5.230% 12/20/30 (b)	520,000	518,837
Series 2024-1A, Class A, 5.360% 6/20/30 (b)	430,000	432,162
		950,999
Commercial Mortgage-Backed Securities — 5.3%
Bank
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	312,220
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	259,606
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,465	249,986
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	300,009
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (b)	378,000	345,341
BPR Trust
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.164% 6.491% FRN 9/15/38 (b)	550,000	546,564
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.898% 7.223% FRN 4/15/37 (b)	460,000	462,300
BX Commercial Mortgage Trust
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.392% 6.692% FRN 3/15/41 (b)	170,000	170,000
Series 2023-XL3, Class A, 1 mo. USD Term SOFR + 1.761% 7.087% FRN 12/09/40 (b)	220,000	221,237
Series 2021-VOLT, Class F, 1 mo. USD Term SOFR + 2.514% 7.840% FRN 9/15/36 (b)	405,000	407,784
Series 2021-21M, Class H, 1 mo. USD Term SOFR + 4.124% 9.450% FRN 10/15/36 (b)	277,200	261,515
BX Trust
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (b) (f)	374,000	320,999
Series 2023-DELC, Class A, 1 mo. USD Term SOFR + 2.690% 8.015% FRN 5/15/38 (b)	440,000	445,499
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631% 2/10/50	120,000	110,932
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
0.980% VRN 1/10/48 (f)	5,132,198	67,379
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	137,128
Series 2020-420K, Class D, 3.312% VRN 11/10/42 (b) (f)	200,000	165,080
Series 2020-420K, Class E, 3.312% VRN 11/10/42 (b) (f)	200,000	159,561
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (f)	340,000	308,331
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.803% VRN 4/15/50 (f)	7,523,228	21,589
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	282,456
CSMC Trust, Series 2021-B33, Class B,
3.645% VRN 10/10/43 (b) (f)	300,000	255,108

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A,
5.649% VRN 1/15/41 (b) (f)	$220,000	$220,077
GS Mortgage Securities Corp. II, Series 2024-70P, Class E,
8.666% VRN 3/10/41 (b) (f)	250,000	252,896
GS Mortgage Securities Corp. Trust, Series 2018-RIVR, Class C, 1 mo. USD Term SOFR + 1.547%
6.872% FRN 7/15/35 (b)	167,000	97,177
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.755% VRN 11/10/48 (f)	7,439,194	70,489
Series 2014-GC26, Class D, 4.509% VRN 11/10/47 (b) (f)	763,000	530,737
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD Term SOFR + 3.264%
8.586% FRN 11/15/36 (b)	377,250	368,910
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 0.882% VRN 1/15/49 (f)	3,228,230	47,723
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	149,994
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.419% VRN 7/15/48 (f)	7,606,059	31,622
Series 2015-C29, Class XA, 0.541% VRN 5/15/48 (f)	5,247,293	22,388
Series 2014-C25, Class XA, 0.794% VRN 11/15/47 (f)	3,478,559	6,572
Series 2015-C28, Class XA, 0.913% VRN 10/15/48 (f)	5,649,870	31,911
Series 2014-C23, Class D, 3.980% VRN 9/15/47 (b) (f)	391,000	346,445
Med Trust, Series 2021-MDLN, Class D, 1 mo. USD Term SOFR + 2.114%
7.440% FRN 11/15/38 (b)	394,109	392,631
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4
2.600% 9/15/49	108,055	102,056
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
0.831% VRN 12/15/48 (f)	5,402,691	53,517
MSWF Commercial Mortgage Trust
Series 2023-1, Class A4, 5.472% 5/15/56	250,000	255,805
Series 2023-2, Class A5, 6.014% VRN 12/15/56 (f)	250,000	267,697
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
6.727% FRN 3/15/39 (b)	540,000	532,069
NJ Trust, Series 2023-GSP, Class A,
6.481% VRN 1/06/29 (b) (f)	200,000	208,617
NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.641%
6.941% FRN 3/15/41 (b)	250,000	250,313
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA,
1.851% VRN 10/10/48 (f)	3,046,959	84,843
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (b)	260,000	197,055
TTAN, Series 2021-MHC, Class F, 1 mo. USD Term SOFR + 3.014%
8.341% FRN 3/15/38 (b)	323,232	311,404
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.580% VRN 7/15/58 (f)	8,829,548	44,992
Series 2015-P2, Class XA, 0.923% VRN 12/15/48 (f)	3,408,472	38,185
Series 2019-C53, Class XA, 0.986% VRN 10/15/52 (f)	4,212,151	166,205
Series 2017-C38, Class A4, 3.190% 7/15/50	293,994	274,193
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	306,406
		11,473,553
Home Equity Asset-Backed Securities — 0.0%
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.474%
4.485% FRN 10/25/36	53,073	17,662

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 3.4%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 3 mo. USD Term SOFR + 2.000%
7.318% FRN 4/20/36 (b)	$200,000	$201,564
AMMC CLO 23 Ltd., Series 2020-23A, Class A1R, 3 mo. USD Term SOFR + 1.302%
6.618% FRN 10/17/31 (b)	150,000	150,072
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 3 mo. USD Term SOFR + 1.750%
7.097% FRN 10/15/36 (b)	450,000	453,101
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 3 mo. USD Term SOFR + 1.800%
7.178% FRN 10/20/36 (b)	200,000	201,450
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (b)	530,935	516,334
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.382%
6.698% FRN 7/17/34 (b)	200,000	200,095
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (b)	153,750	138,901
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (b)	471,336	418,961
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 3 mo. USD Term SOFR + 1.282%
6.596% FRN 4/15/31 (b)	252,824	252,976
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
6.831% FRN 4/20/37 (b)	100,000	100,241
Empower CLO Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.200%
7.514% FRN 7/15/36 (b)	270,000	273,642
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (b)	85,339	77,866
HPS Loan Management Ltd., Series 15A-19, Class A1R, 3 mo. USD Term SOFR + 1.320%
6.638% FRN 1/22/35 (b)	250,000	249,893
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (b)	272,815	246,631
Mosaic Solar Loan Trust, Series 2020-2A, Class B
2.210% 8/20/46 (b)	240,812	200,632
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (b)	169,576	162,809
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422%
6.736% FRN 7/15/34 (b)	250,000	250,153
Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A1, 3 mo. USD Term SOFR + 1.392%
6.701% FRN 10/19/31 (b)	256,834	256,643
Octagon 66 Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.750%
7.076% FRN 11/16/36 (b)	250,000	251,512
Rad CLO 22 Ltd., Series 2023-22A, Class A1, 3 mo. USD Term SOFR + 1.830%
7.202% FRN 1/20/37 (b)	400,000	402,995
Storm King Park CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 2.050%
7.364% FRN 10/15/35 (b)	250,000	251,377

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (b)	$345,130	$319,239
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (b)	424,240	326,918
Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 3 mo. USD Term SOFR + 1.640%
6.984% FRN 1/14/34 (b)	380,000	380,202
Textainer Marine Containers VII Ltd., Series 2020-2A, Class A
2.100% 9/20/45 (b)	330,328	298,966
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (b)	500,000	435,262
Venture 41 CLO Ltd., Series 2021-41A, Class A1N, 3 mo. USD Term SOFR + 1.592%
6.909% FRN 1/20/34 (b)	250,000	249,991
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 3 mo. USD Term SOFR + 1.482%
6.800% FRN 10/24/34 (b)	150,000	149,948
		7,418,374
Student Loans Asset-Backed Securities — 0.7%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314%
6.644% FRN 12/26/47 (b)	174,252	172,719
ELFI Graduate Loan Program LLC, Series 2020-A, Class A
1.730% 8/25/45 (b)	265,351	231,305
SMB Private Education Loan Trust, Series 2024-A, Class A1A
5.240% 3/15/56 (b)	290,000	290,130
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (b)	350,000	315,287
Series 2018-B, Class BFX, 3.830% 8/25/47 (b)	500,000	453,971
		1,463,412
Whole Loan Collateral Collateralized Mortgage Obligations — 3.5%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
4.907% VRN 4/25/37 (f)	469,379	423,687
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 4.325% VRN 2/25/47 (f)	660,845	587,163
Series 2007-3, Class A21, 6.000% 4/25/37	1,283,698	620,334
Series 2007-14, Class A6, 6.000% 9/25/37	1,122,119	584,970
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD Term SOFR + 0.454%
5.781% FRN 12/19/36	360,391	315,796
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (b) (f)	1,028,000	654,700
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
3.464% VRN 7/25/35 (f)	218,286	190,717
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1,
5.000% STEP 6/25/62 (b)	438,991	440,018
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (b)	372,834	375,359
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (b) (f)	623,676	260,546
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD Term SOFR + 0.714%
6.000% FRN 4/25/37	141,787	113,982
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
4.664% VRN 10/25/37 (f)	502,082	397,306
Verus Securitization Trust

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (b) (f)	$1,000,000	$607,290
Series 2021-R1, Class M1, 2.338% 10/25/63 (b)	1,500,000	1,296,954
Series 2022-6, Class A1, 4.910% STEP 6/25/67 (b)	249,014	248,423
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	596,681	499,109
		7,616,354
Whole Loan Collateral Planned Amortization Classes — 0.3%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,245,727	698,359

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,406,042)		29,638,713

SOVEREIGN DEBT OBLIGATIONS — 6.3%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (e)	2,920,000	579,723
10.000% 1/01/33 BRL (e)	3,249,000	615,848
Brazilian Government International Bond
3.750% 9/12/31	950,000	829,319
5.625% 2/21/47 (c)	300,000	257,239
Colombia Government International Bond
3.250% 4/22/32	230,000	178,923
4.125% 2/22/42	440,000	296,897
Indonesia Government International Bond
3.500% 1/11/28	320,000	303,498
Israel Government International Bond
2.750% 7/03/30	310,000	266,767
Jamaica Government International Bond
9.625% 11/03/30	22,000,000	151,343
Mexican Bonos
7.750% 11/23/34 MXN (e)	8,220,000	442,098
7.750% 11/13/42 MXN (e)	152,850,000	7,805,100
Mexico Government International Bond
2.659% 5/24/31	200,000	166,842
3.750% 1/11/28	205,000	194,635
4.280% 8/14/41	450,000	360,847
Nigeria Government International Bond
7.143% 2/23/30 (b)	210,000	190,470
Peruvian Government International Bond
6.550% 3/14/37	260,000	282,100
Provincia de Buenos Aires/Government Bond,
6.375% STEP 9/01/37 (b)	530,118	215,998
Republic of Kenya Government International Bond
6.300% 1/23/34 (b)	370,000	301,637
Uruguay Government International Bond
3.875% 7/02/40	4,921,984	141,045
		13,580,329

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,462,247)		13,580,329

U.S. Government Agency Obligations and Instrumentalities (g) — 34.3%
Collateralized Mortgage Obligations — 4.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series K-157, Class X1, 0.254% VRN 5/25/33 (f)	$10,399,523	$233,543
Series K-154, Class X1, 0.353% VRN 1/25/33 (f)	6,798,273	190,998
Series K124, Class X1, 0.718% VRN 12/25/30 (f)	5,869,407	223,008
Federal Home Loan Mortgage Corp. REMICS
Series 5092, Class AP, 2.000% 4/25/41	76,719	66,073
Series 4991, Class QV, 2.000% 9/25/45	92,218	75,019
Series 5085, Class NI, 2.000% 3/25/51	1,327,136	165,345
Series 5274, Class IO, 2.500% 1/25/51	643,451	105,511
Series 5071, Class IH, 2.500% 2/25/51	242,636	31,363
Series 4481, Class B, 3.000% 12/15/42	855,500	811,521
Series 4483, Class CA, 3.000% 6/15/44	1,451,959	1,345,790
Series 4391, Class MZ, 3.000% 9/15/44	132,929	113,117
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.000% 4/25/48	609,319	441,789
Series 2021-48, Class NS, 30 day USD SOFR Average + 3.650% 0.000% FRN 8/25/51	998,460	27,864
Series 2021-65, Class JA, 2.000% 1/25/46	71,568	61,682
Series 2020-57, Class TA, 2.000% 4/25/50	240,767	203,190
Series 2020-56, Class AQ, 2.000% 8/25/50	300,000	227,342
Series 2014-6, Class Z, 2.500% 2/25/44	128,905	108,419
Series 2012-118, Class VZ, 3.000% 11/25/42	126,519	111,987
Series 2021-18, Class ZG, 3.000% 6/25/50	2,633,382	1,724,236
Series 2020-96, Class IN, 3.000% 1/25/51	384,108	65,838
Series 2015-65, Class CZ, 3.500% 9/25/45	134,983	113,439
Government National Mortgage Association
Series 2022-210, Class IO, 0.697% VRN 7/16/64 (f)	1,478,496	94,961
Series 2022-216, Class IO, 0.750% VRN 7/16/65 (f)	1,485,914	91,278
Series 2020-103, Class AD, 1.450% 1/16/63	289,168	210,262
Series 2022-3, Class B, 1.850% 2/16/61	500,000	257,802
Series 2020-175, Class GI, 2.000% 11/20/50	141,543	15,469
Series 2022-113, Class Z, 2.000% 9/16/61	1,242,707	630,628
Series 2023-92, Class AH, 2.000% 6/16/64	99,984	75,234
Series 2022-220, Class E, 3.000% VRN 10/16/64 (f)	100,000	74,607
Government National Mortgage Association REMICS
Series 2021-103, Class SA, 30 day USD SOFR Average + 3.250% 0.000%FRN 4/20/51	1,131,058	17,033
Series 2021-115, Class MI, 2.500% 5/20/51	450,702	48,654
Series 2021-96, Class VI, 2.500% 6/20/51	416,113	57,140
Series 2022-189, Class PT, 2.500% 10/20/51	92,038	76,158
Series 2021-176, Class IN, 2.500% 10/20/51	497,380	69,018
Series 2022-99, Class JW, 2.500% 1/20/52	100,000	78,447
Series 2021-57, Class BI, 3.000% 3/20/51	617,408	96,467
Series 2021-98, Class IG, 3.000% 6/20/51	906,064	146,719
Series 2021-137, Class IQ, 3.000% 8/20/51	1,226,342	193,787
Series 2021-117, Class ID, 3.500% 6/20/51	681,972	116,060
Series 2020-H20, Class FA, 1 mo. USD Term SOFR + 0.464% 5.794% FRN 4/20/70	170,361	165,857
		8,962,655
Pass-Through Securities — 29.0%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	430,370	353,843
Pool #RB5110 1.500% 5/01/41	478,198	389,131
Pool #RB5117 1.500% 7/01/41	406,825	331,052
Pool #RA4537 1.500% 2/01/51	80,888	61,348
Pool #RB5131 2.000% 10/01/41	572,916	479,313
Pool #RB5138 2.000% 12/01/41	416,492	348,446
Pool #RB0714 2.000% 12/01/41	84,129	70,647

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SC0313 2.000% 1/01/42	$449,233	$375,277
Pool #RB5145 2.000% 2/01/42	684,892	572,140
Pool #QK1354 2.000% 2/01/42	85,249	71,214
Pool #SC0384 2.000% 4/01/42	280,892	235,615
Pool #RB5153 2.000% 4/01/42	784,735	654,319
Pool #SC0319 2.000% 4/01/42	89,397	74,791
Pool #QB3535 2.000% 9/01/50	502,336	400,015
Pool #QB4985 2.000% 11/01/50	71,798	57,578
Pool #SD0715 2.000% 9/01/51	1,725,761	1,392,036
Pool #QD3960 2.000% 1/01/52	350,891	280,295
Pool #RB5149 2.500% 3/01/42	85,572	74,067
Pool #QK1449 2.500% 4/01/42	171,965	148,844
Pool #G08520 2.500% 1/01/43	457,354	401,517
Pool #SD7521 2.500% 7/01/50	191,672	161,919
Pool #SD7525 2.500% 10/01/50	601,059	507,568
Pool #RA3913 2.500% 11/01/50	221,712	187,226
Pool #RA4142 2.500% 12/01/50	278,064	234,813
Pool #SD7534 2.500% 2/01/51	141,427	119,915
Pool #QC7086 2.500% 9/01/51	246,277	204,969
Pool #SD2991 2.500% 9/01/51	92,890	78,209
Pool #SD0777 2.500% 11/01/51	84,090	70,247
Pool #SD0857 2.500% 1/01/52	438,394	366,095
Pool #SD7554 2.500% 4/01/52	1,041,294	874,121
Pool #SD1749 2.500% 4/01/52	90,168	75,466
Pool #841703 1 yr. USD RFUCCT + 1.634% 2.635% FRN 12/01/50 (h)	296,936	272,467
Pool #QK1512 3.000% 5/01/42	159,751	142,149
Pool #RA2797 3.000% 6/01/50	53,802	46,579
Pool #QC3242 3.000% 6/01/51	433,327	378,268
Pool #SD8174 3.000% 10/01/51	1,308,368	1,131,086
Pool #SD0781 3.000% 11/01/51	77,877	67,398
Pool #QD6216 3.000% 2/01/52	82,671	71,779
Pool #QD7333 3.000% 2/01/52	90,387	78,478
Pool #G08632 3.500% 3/01/45	591,384	542,787
Pool #SD1549 3.500% 4/01/52	89,407	80,301
Pool #SD1936 3.500% 6/01/52	18,354	16,478
Pool #SD1218 4.000% 7/01/49	310,082	291,875
Pool #SD2866 4.000% 7/01/49	93,095	87,483
Pool #RA7185 4.000% 4/01/52	344,933	322,281
Pool #RA7186 4.000% 4/01/52	170,407	159,376
Pool #SD7560 4.000% 2/01/53	184,114	172,714
Pool #SD2792 4.500% 3/01/47	87,743	85,814
Pool #SD1143 4.500% 9/01/50	1,119,502	1,080,953
Pool #SD0615 4.500% 1/01/51	82,340	79,736
Pool #SD1807 4.500% 7/01/52	91,820	88,170
Pool #SD1775 4.500% 11/01/52	184,201	176,822
Pool #SD2394 4.500% 11/01/52	91,951	87,664
Pool #SD2355 4.500% 12/01/52	92,349	88,044
Pool #SD1305 5.000% 7/01/52	613,806	602,270
Pool #QF5465 5.000% 12/01/52	91,657	89,783
Pool #SD2374 5.000% 1/01/53	92,709	90,813
Pool #SD2591 5.000% 3/01/53	92,809	91,354
Pool #RA8790 5.000% 4/01/53	194,105	189,790
Pool #RA8694 5.000% 4/01/53	188,949	186,343
Pool #SD3722 5.000% 5/01/53	93,742	92,303
Pool #SD2245 5.500% 12/01/52	93,020	92,941
Pool #SD2138 5.500% 1/01/53	95,309	95,317
Pool #SD2723 5.500% 3/01/53	93,221	93,259
Pool #SD2688 5.500% 4/01/53	93,975	94,072

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD2511 5.500% 4/01/53	$93,686	$93,476
Pool #QF9985 5.500% 4/01/53	94,907	94,610
Pool #QG1295 5.500% 4/01/53	95,619	95,442
Pool #SD2762 5.500% 5/01/53	95,670	95,768
Pool #SD2756 5.500% 5/01/53	92,252	92,189
Pool #SD2892 5.500% 5/01/53	93,114	93,210
Pool #RA9437 5.500% 7/01/53	96,617	96,536
Pool #QG7311 5.500% 7/01/53	96,418	96,472
Pool #SD3475 5.500% 8/01/53	95,120	94,980
Pool #SD2284 6.000% 12/01/52	89,033	90,537
Pool #SD2578 6.000% 3/01/53	183,239	185,876
Pool #SD3432 6.000% 7/01/53	93,611	95,145
Pool #SD3642 6.000% 9/01/53	96,214	98,471
Pool #SD3737 6.000% 9/01/53	98,615	100,034
Pool #SD2452 6.500% 2/01/53	90,066	92,793
Pool #RA8904 6.500% 4/01/53	171,611	176,807
Pool #RA9081 6.500% 5/01/53	91,853	94,778
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	86,014	69,671
Pool #MA4236 1.500% 1/01/51	80,751	61,017
Pool #MA4280 1.500% 3/01/51	16,459	12,421
Pool #FP0028 2.000% 8/01/40	93,388	78,889
Pool #MA4422 2.000% 9/01/41	802,321	672,994
Pool #MA4446 2.000% 10/01/41	242,492	202,874
Pool #MA4474 2.000% 11/01/41	164,618	137,723
Pool #MA4501 2.000% 12/01/41	83,749	70,066
Pool #MA4540 2.000% 2/01/42	84,948	70,963
Pool #MA4606 2.000% 5/01/42	265,752	221,586
Pool #BQ3331 2.000% 8/01/50	75,000	59,723
Pool #CA7023 2.000% 9/01/50	71,707	57,414
Pool #CA7224 2.000% 10/01/50	142,991	114,491
Pool #BQ4926 2.000% 10/01/50	71,555	56,980
Pool #MA4237 2.000% 1/01/51	224,752	178,691
Pool #FS4654 2.000% 7/01/51	188,435	150,053
Pool #FS4270 2.000% 3/01/52	93,650	75,013
Pool #BS4941 2.460% 4/01/32	978,200	831,211
Pool #MA4177 2.500% 11/01/40	57,153	50,076
Pool #FS0697 2.500% 2/01/42	81,734	71,766
Pool #MA4571 2.500% 3/01/42	84,422	73,071
Pool #BV7697 2.500% 4/01/42	355,874	308,027
Pool #MA4587 2.500% 4/01/42	173,736	150,377
Pool #MA4607 2.500% 5/01/42	87,154	75,436
Pool #FM4052 2.500% 9/01/50	2,355,919	1,989,471
Pool #FM7673 2.500% 6/01/51	309,242	258,822
Pool #FS0028 2.500% 9/01/51	84,051	70,584
Pool #FM8786 2.500% 10/01/51	81,573	68,502
Pool #BU3295 2.500% 10/01/51	168,358	139,803
Pool #FS0549 2.500% 2/01/52	263,255	220,086
Pool #FS3368 2.500% 3/01/52	91,023	76,012
Pool #FS2595 2.500% 3/01/52	180,647	150,968
Pool #FS1626 2.500% 4/01/52	175,737	146,645
Pool #BF0546 2.500% 7/01/61	586,332	469,572
Pool #BF0560 2.500% 9/01/61	86,778	69,497
Pool #FS1542 3.000% 4/01/42	166,435	148,669
Pool #CB3542 3.000% 5/01/42	87,167	77,781
Pool #MA4643 3.000% 5/01/42	87,660	78,001
Pool #MA4632 3.000% 6/01/42	354,843	315,744
Pool #MA2248 3.000% 4/01/45	269,920	235,708

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS7661 3.000% 8/01/46	$265,043	$231,449
Pool #FM9934 3.000% 12/01/48	824,948	728,378
Pool #FM9564 3.000% 2/01/50	959,571	846,342
Pool #CA7531 3.000% 10/01/50	70,882	62,075
Pool #FM8480 3.000% 11/01/50	60,320	52,655
Pool #FM9464 3.000% 11/01/51	159,880	139,666
Pool #BU1421 3.000% 1/01/52	87,130	75,951
Pool #FS2463 3.000% 2/01/52	536,007	465,389
Pool #FS1289 3.000% 3/01/52	415,585	364,858
Pool #CB3833 3.000% 6/01/52	90,133	78,195
Pool #CB3386 3.500% 4/01/42	86,876	80,071
Pool #MA3210 3.500% 12/01/47	175,557	159,775
Pool #FM7100 3.500% 6/01/50	108,262	98,529
Pool #FS1240 3.500% 12/01/51	82,780	74,609
Pool #FS1237 3.500% 12/01/51	240,806	218,386
Pool #FS1241 3.500% 1/01/52	88,639	79,888
Pool #FS1462 3.500% 1/01/52	167,825	152,147
Pool #FS2296 3.500% 1/01/52	417,119	375,677
Pool #FS1092 3.500% 4/01/52	512,902	461,940
Pool #FS1454 3.500% 4/01/52	172,700	155,642
Pool #FS1555 3.500% 4/01/52	174,284	157,349
Pool #CB3282 3.500% 4/01/52	172,080	154,554
Pool #BV8546 3.500% 5/01/52	168,263	152,229
Pool #FS1556 3.500% 5/01/52	701,147	634,554
Pool #FS1866 3.500% 5/01/52	92,225	83,063
Pool #FS3339 3.500% 6/01/52	271,416	243,687
Pool #FM3049 4.000% 4/01/44	195,994	186,925
Pool #AX2501 4.000% 10/01/44	549,176	520,192
Pool #CA2472 4.000% 10/01/48	55,979	52,395
Pool #CB3272 4.000% 4/01/52	172,570	161,399
Pool #CB3320 4.000% 4/01/52	354,582	331,297
Pool #CB3614 4.000% 5/01/52	86,844	81,223
Pool #FS2023 4.000% 5/01/52	182,040	170,200
Pool #FS2442 4.000% 7/01/52	18,175	16,970
Pool #FM1263 4.500% 7/01/49	38,701	37,477
Pool #FS4480 4.500% 3/01/50	88,564	86,373
Pool #MA4031 4.500% 5/01/50	21,879	21,079
Pool #FS0067 4.500% 9/01/51	66,847	64,566
Pool #FS2914 4.500% 9/01/52	90,762	87,268
Pool #BX2186 4.500% 11/01/52	76,077	72,506
Pool #FS3977 4.500% 11/01/52	46,432	44,268
Pool #FS3836 4.500% 1/01/53	92,622	88,304
Pool #CB5892 4.500% 3/01/53	94,500	90,065
Pool #CB3880 5.000% 6/01/52	83,963	82,858
Pool #BW0048 5.000% 7/01/52	83,124	81,610
Pool #CB4103 5.000% 7/01/52	172,131	171,263
Pool #BW9916 5.000% 10/01/52	92,362	90,211
Pool #FS3249 5.000% 11/01/52	87,070	85,080
Pool #FS3941 5.000% 2/01/53	93,657	91,768
Pool #FS5708 5.000% 6/01/53	95,744	94,393
Pool #FS5155 5.000% 7/01/53	186,848	185,555
Pool #CB5108 5.500% 11/01/52	184,725	184,742
Pool #FS3672 5.500% 2/01/53	95,342	95,828
Pool #FS4166 5.500% 4/01/53	93,648	93,452
Pool #CB6322 5.500% 5/01/53	94,383	94,421
Pool #FS4805 5.500% 5/01/53	96,455	96,578
Pool #FS4979 5.500% 5/01/53	92,744	92,419
Pool #FS5647 5.500% 7/01/53	95,456	95,450

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB7109 5.500% 9/01/53	$380,891	$380,332
Pool #CB7114 5.500% 9/01/53	387,522	386,105
Pool #CB5316 6.000% 12/01/52	174,558	177,288
Pool #FS4454 6.000% 4/01/53	91,152	92,281
Pool #FS4573 6.000% 5/01/53	185,986	188,721
Pool #FS5306 6.000% 7/01/53	94,276	96,782
Pool #CB6753 6.000% 7/01/53	282,889	287,137
Pool #FS6242 6.000% 11/01/53	97,662	99,159
Pool #CB5497 6.500% 1/01/53	265,648	274,107
Pool #BX7702 6.500% 2/01/53	83,625	86,157
Pool #FS7624 6.500% 3/01/54 (h)	100,000	102,903
Government National Mortgage Association II
Pool #MA6930 2.000% 10/20/50 (h)	517,436	424,262
Pool #MA7135 2.000% 1/20/51	137,403	112,618
Pool #BS8546 2.500% 12/20/50	69,535	58,269
Pool #MA7312 2.500% 4/20/51 (h)	342,148	291,525
Pool #785565 2.500% 6/20/51	79,949	67,245
Pool #785568 2.500% 8/20/51	79,332	66,727
Pool #785662 2.500% 10/20/51	2,183,392	1,818,726
Pool #785657 2.500% 10/20/51	164,287	138,183
Pool #785663 2.500% 10/20/51	80,989	68,120
Pool #785667 2.500% 10/20/51	82,601	69,477
Pool #785764 2.500% 11/20/51	617,461	519,350
Pool #785762 2.500% 11/20/51	84,954	71,455
Pool #785789 2.500% 12/20/51	82,662	69,528
Pool #785821 2.500% 12/20/51	85,727	72,105
Pool #MA7368 3.000% 5/20/51	190,054	167,949
Pool #MA7590 3.000% 9/20/51	1,415,700	1,249,719
Pool #MA7650 3.000% 10/20/51	232,301	205,138
Pool #786150 3.000% 3/20/52	88,176	77,067
Pool #786583 3.000% 3/20/52	187,366	163,993
Pool #786843 3.000% 3/20/52	189,566	165,860
Pool #MA5594 3.500% 11/20/48	155,263	142,592
Pool #MA6711 3.500% 6/20/50	266,178	243,956
Pool #MA6997 3.500% 11/20/50	324,319	297,040
Pool #MA7883 3.500% 2/20/52	602,507	548,770
Pool #786216 3.500% 6/20/52	178,956	160,772
Pool #MA5078 4.000% 3/20/48	167,274	158,228
Pool #MA5763 4.000% 2/20/49	145,641	137,673
Pool #MA5817 4.000% 3/20/49	60,673	57,353
Pool #MA5876 4.000% 4/20/49	48,419	45,770
Pool #MA8045 4.000% 5/20/52	179,785	168,404
Pool #CK9592 4.000% 6/20/52	88,460	82,653
Pool #786429 4.000% 6/20/52	91,583	85,972
Pool #MA5193 4.500% 5/20/48	26,823	26,117
Pool #MA5265 4.500% 6/20/48	180,449	175,587
Pool #MA5399 4.500% 8/20/48	67,643	65,778
Pool #MA5652 4.500% 12/20/48	32,434	31,499
Pool #MA5711 4.500% 1/20/49	535,920	520,308
Pool #MA5764 4.500% 2/20/49	87,659	85,105
Pool #MA5818 4.500% 3/20/49	144,474	140,265
Pool #786366 4.500% 8/20/52	182,872	176,402
Pool #786335 4.500% 9/20/52	181,670	174,845
Pool #MA5194 5.000% 5/20/48	18,005	17,975
Pool #MA5597 5.000% 11/20/48	36,146	35,906
Pool #MA5653 5.000% 12/20/48	44,110	43,818
Pool #MA5712 5.000% 1/20/49	35,009	34,766
Pool #MA5878 5.000% 4/20/49	17,813	17,695

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6287 5.000% 11/20/49	$15,545	$15,491
Pool #MA6413 5.000% 1/20/50	35,054	34,932
Pool #786340 5.000% 9/20/52	93,047	92,285
Pool #MA8348 5.000% 10/20/52	91,653	90,215
Pool #MA8428 5.000% 11/20/52	185,517	182,476
Pool #MA8490 5.000% 12/20/52	558,334	549,008
Pool #786474 5.000% 1/20/53	92,514	91,525
Pool #MA8569 5.000% 1/20/53	375,957	369,795
Pool #MA8725 5.000% 3/20/53	95,415	93,940
Pool #MA8429 5.500% 11/20/52	272,549	272,613
Pool #786535 5.500% 2/20/53	190,148	192,213
Pool #MA8726 5.500% 3/20/53	186,745	186,730
Pool #MA8801 5.500% 4/20/53	471,389	471,353
Pool #786835 5.500% 8/20/53	98,065	98,885
Pool #787228 6.000% 1/20/54	789,837	810,928
Pool #787236 6.500% 1/20/54	199,776	205,868
Government National Mortgage Association II, TBA
2.000% 4/20/54 (h)	3,100,000	2,539,893
3.500% 4/20/54 (h)	300,000	272,965
4.000% 4/20/54 (h)	700,000	655,104
4.500% 4/20/54 (h)	500,000	480,404
5.000% 4/20/54 (h)	1,300,000	1,277,849
5.500% 4/20/54 (h)	1,100,000	1,099,352
6.500% 4/20/54 (h)	100,000	101,662
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/54 (h)	700,000	553,803
3.000% 4/01/54 (h)	800,000	688,438
3.500% 4/01/54 (h)	100,000	89,473
4.500% 4/01/54 (h)	900,000	857,004
5.000% 4/01/54 (h)	600,000	585,609
5.500% 4/01/54 (h)	100,000	99,520
6.000% 4/01/54 (h)	500,000	504,746
6.500% 4/01/54 (h)	400,000	408,594
		62,843,908
Whole Loans — 1.2%
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%
9.070% FRN 2/25/42 (b)	420,000	441,788
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100%
8.420% FRN 3/25/42 (b)	2,000,000	2,077,358
		2,519,146

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $79,207,066)		74,325,709

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds & Notes — 5.2%
U.S. Treasury Bonds
4.125% 8/15/53	250,000	240,372
4.500% 2/15/44 (c)	30,000	30,206
4.750% 11/15/53	270,000	288,225
U.S. Treasury Inflation-Indexed Notes
1.125% 1/15/33	1,604,576	1,504,790
U.S. Treasury Notes
3.750% 12/31/28	30,000	29,370

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 1/31/31	$1,390,000	$1,372,231
4.000% 2/15/34	270,000	265,528
4.125% 3/31/31	5,700,000	5,672,391
4.250% 2/28/29 (c)	280,000	280,447
4.250% 2/28/31	1,380,000	1,382,884
4.625% 2/28/26 (c)	190,000	189,844
		11,256,288

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,346,093)		11,256,288

TOTAL BONDS & NOTES (Cost $229,878,121)		214,281,007

TOTAL PURCHASED OPTIONS(#) — 0.1% (Cost $199,482)		109,996

TOTAL LONG-TERM INVESTMENTS (Cost $230,077,603)		214,391,003

SHORT-TERM INVESTMENTS — 7.6%
Discount Notes — 0.3%
Federal Home Loan Banks, 5.380%, due 4/16/24	570,000	568,566

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	1,961,290	1,961,290

	Principal Amount
Repurchase Agreement — 4.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (j)	$10,704,759	10,704,759
U.S. Treasury Bill — 1.5%
U.S. Treasury Bills
5.349% 5/28/24 (k)	1,120,000	1,110,193
5.370% 7/30/24 (k)	960,000	943,487
5.377% 5/02/24 (k)	810,000	806,317
5.379% 5/09/24 (k)	410,000	407,720
		3,267,717

TOTAL SHORT-TERM INVESTMENTS (Cost $16,503,188)		16,502,332

TOTAL INVESTMENTS — 106.5% (Cost $246,580,791) (l)		230,893,335

Other Assets/(Liabilities) — (6.5)%		(14,009,327)

NET ASSETS — 100.0%		$216,884,008

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $39,847,651 or 18.37% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $2,081,440 or 0.96% of net assets. The Fund received $165,199 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $10,706,662. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $10,918,880.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put AUD Call	BNP Paribas S.A.	4/17/24	0.67	1,678,112	USD	1,678,112	$1,007	$18,728	$(17,721)
USD Put JPY Call	BNP Paribas S.A.	4/18/24	143.42	1,820,000	USD	1,820,000	546	21,203	(20,657)
							$1,553	$39,931	$(38,378)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 5 Year Future	4/05/24	107.50	62	USD	6,634,969	$6,782	$7,475	$(693)
U.S. Treasury Note 5 Year Future	4/05/24	107.75	31	USD	3,317,484	1,938	2,039	(101)
U.S. Treasury Note 6-7 Year Future	4/05/24	111.50	135	USD	14,957,578	18,985	19,218	(233)
U.S. Treasury Note 5 Year Future	4/26/24	108.00	59	USD	6,313,922	9,219	19,907	(10,688)
3 Month SOFR Future	6/14/24	96.00	148	USD	35,100,050	3,700	31,761	(28,061)
						$40,624	$80,400	$(39,776)
Put
U.S. Treasury Note 5 Year Future	4/05/24	106.25	31	USD	3,317,484	$1,695	$1,459	$236
U.S. Treasury Note 5 Year Future	4/05/24	106.50	62	USD	6,634,969	5,812	5,435	377
U.S. Treasury Note 6-7 Year Future	4/05/24	110.00	135	USD	14,957,578	16,875	17,108	(233)
3 Month SOFR Future	4/12/24	94.75	43	USD	10,197,988	537	6,290	(5,753)
3 Month SOFR Future	12/13/24	95.50	52	USD	12,405,900	42,900	48,859	(5,959)
						$67,819	$79,151	$(11,332)
						$108,443	$159,551	$(51,108)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put MXN Call	Citigroup Global Markets, Inc.	6/03/24	16.80	805,468	USD	805,468	$(11,035)	$(4,567)	$(6,468)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 5 Year Future	4/05/24	107.00	31	USD	3,317,484	$(8,961)	$(8,884)	$(77)
U.S. Treasury Note 6-7 Year Future	4/05/24	110.75	45	USD	4,985,859	(18,985)	(18,798)	(187)
U.S. Treasury Note 5 Year Future	4/26/24	108.00	79	USD	8,454,234	(26,539)	(41,199)	14,660
3 Month SOFR Future	9/13/24	96.88	31	USD	7,372,963	(1,938)	(13,510)	11,572
3 Month SOFR Future	9/13/24	97.00	147	USD	34,962,113	(8,269)	(31,567)	23,298
3 Month SOFR Future	12/13/24	97.12	52	USD	12,405,900	(6,500)	(28,241)	21,741
						$(71,192)	$(142,199)	$71,007
Put
U.S. Treasury Note 5 Year Future	4/05/24	107.00	31	USD	3,317,484	$(8,477)	$(8,134)	$(343)
U.S. Treasury Note 6-7 Year Future	4/05/24	110.75	45	USD	4,985,859	(16,875)	(16,907)	32
3 Month SOFR Future	12/13/24	95.00	52	USD	12,405,900	(13,975)	(21,341)	7,366
						$(39,327)	$(46,382)	$7,055
						$(110,519)	$(188,581)	$78,062

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	4/19/24	NOK	12,348,502	EUR	1,089,114	$(37,839)
BNP Paribas SA	4/19/24	EUR	644,000	USD	701,999	(6,778)
BNP Paribas SA	4/19/24	USD	125,816	NOK	1,310,000	5,101
Citibank N.A.	4/19/24	EUR	677,220	USD	746,284	(15,200)
Citibank N.A.	4/19/24	AUD	6,232,927	USD	4,179,078	(115,546)
Citibank N.A.	4/19/24	IDR	5,822,697,290	USD	375,513	(8,451)
Citibank N.A.	4/19/24	USD	48,502	JPY	7,130,000	1,280
Citibank N.A.	4/19/24	USD	1,953,401	GBP	1,532,007	19,610
Citibank N.A.	4/19/24	USD	2,008,295	EUR	1,850,000	11,155
Citibank N.A.	4/19/24	USD	259,559	IDR	4,069,368,399	3,027
Goldman Sachs & Co.	4/19/24	EUR	24,600	USD	26,850	(293)
Goldman Sachs & Co.	4/19/24	BRL	5,160,362	USD	1,031,633	(4,518)
Goldman Sachs & Co.	4/19/24	USD	1,343,792	MXN	22,848,710	(26,990)
Goldman Sachs & Co.	4/19/24	CHF	1,480,000	USD	1,666,287	(22,311)
Goldman Sachs & Co.	4/19/24	USD	3,021,778	CHF	2,655,600	71,951
Goldman Sachs & Co.	4/19/24	USD	696,045	EUR	640,000	5,143
JP Morgan Chase Bank N.A.	4/19/24	USD	113,264	IDR	1,753,328,891	2,735
JP Morgan Chase Bank N.A.	4/19/24	USD	1,568,636	CNH	11,159,745	31,328
JP Morgan Chase Bank N.A.	4/19/24	USD	1,160,337	MXN	19,968,506	(37,650)
Morgan Stanley & Co. LLC	4/19/24	JPY	748,109,864	USD	5,244,202	(289,443)
Morgan Stanley & Co. LLC	4/19/24	CAD	2,166,165	USD	1,617,890	(18,293)
Morgan Stanley & Co. LLC	4/19/24	USD	2,216,051	JPY	323,290,000	74,890
Morgan Stanley & Co. LLC	4/19/24	USD	1,019,649	CAD	1,380,000	593
						$(356,499)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-OAT	6/06/24	17	$2,330,909	$19,786
U.S. Treasury Note 10 Year	6/18/24	193	21,344,350	39,447
U.S. Treasury Ultra Bond	6/18/24	214	27,153,765	452,235
UK Long Gilt	6/26/24	16	1,967,770	50,458
U.S. Treasury Note 2 Year	6/28/24	31	6,343,417	(4,401)
U.S. Treasury Note 5 Year	6/28/24	117	12,521,323	(495)
3 Month SOFR	3/18/25	90	21,521,316	(49,566)
3 Month SOFR	3/17/26	163	39,167,262	52,576
				$560,040
Short
Euro-Bund	6/06/24	21	$(2,994,849)	$(26,988)
Euro-Buxl 30 Year Bond	6/06/24	2	(284,944)	(8,072)
Japanese 10 Year Bond	6/13/24	4	(3,844,806)	(4,315)
3 Month SOFR	6/18/24	17	(4,019,372)	(4,209)
U.S. Treasury Long Bond	6/18/24	15	(1,780,068)	(26,495)
U.S. Treasury Ultra 10 Year	6/18/24	65	(7,392,350)	(57,259)
				$(127,338)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 42†	5.000%	Quarterly	6/20/29	USD	239,800	$(17,248)	$(16,786)	$(462)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 42†	1.000%	Quarterly	6/20/29	BBB*	USD	34,823,000	$788,636	$770,433	$18,203

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.100%	Annually	3/10/26	USD	18,692,000	$(155,880)	$225,325	$(381,205)
Fixed 3.870%	Annually	12-Month USD SOFR	Annually	2/28/31	USD	11,806,000	(29,174)	(33,269)	4,095
Fixed 3.400%	Annually	12-Month USD SOFR	Annually	3/10/34	USD	4,169,000	145,327	(70,098)	215,425
Fixed 3.050%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	10,646,000	1,104,965	208,368	896,597
							$1,065,238	$330,326	$734,912

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	Maturity	Fixed 10.230%	Maturity	JP Morgan Chase Bank N.A.	1/02/29	BRL	17,860,000	$(65,597)	$—	$(65,597)

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar

MML Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Communication Services — 3.6%
AT&T, Inc.	309,800	$5,452,481
Charter Communications, Inc. Class A (a)	4,600	1,336,898
Comcast Corp. Class A	253,300	10,980,555
Fox Corp. Class A	21,500	672,305
Omnicom Group, Inc.	13,800	1,335,288
T-Mobile US, Inc.	18,451	3,011,572
Verizon Communications, Inc.	205,500	8,622,780
		31,411,879
Consumer Discretionary — 6.8%
AutoNation, Inc. (a)	5,000	827,900
AutoZone, Inc. (a)	570	1,796,440
Bath & Body Works, Inc.	9,800	490,196
Best Buy Co., Inc.	11,500	943,345
Booking Holdings, Inc.	899	3,261,464
Boyd Gaming Corp.	5,298	356,661
Brunswick Corp.	4,700	453,644
CarMax, Inc. (a)	6,800	592,348
Cie Financiere Richemont SA Registered Class A	8,987	1,374,779
Crocs, Inc. (a)	2,600	373,880
Darden Restaurants, Inc.	3,300	551,595
Dick's Sporting Goods, Inc.	1,900	427,234
Dillard's, Inc. Class A (b)	500	235,820
DR Horton, Inc.	23,300	3,834,015
eBay, Inc.	26,000	1,372,280
Expedia Group, Inc. (a)	5,700	785,175
Ford Motor Co.	250,400	3,325,312
General Motors Co.	74,200	3,364,970
H&R Block, Inc.	4,200	206,262
Hilton Worldwide Holdings, Inc.	4,800	1,023,888
Home Depot, Inc.	7,671	2,942,596
Lear Corp.	2,900	420,152
Lennar Corp. Class A	17,500	3,009,650
Levi Strauss & Co. Class A	4,700	93,953
Lithia Motors, Inc.	1,400	421,204
Lowe's Cos., Inc.	46,900	11,946,837
Mattel, Inc. (a)	15,300	303,093
McDonald's Corp.	5,100	1,437,945
MGM Resorts International (a)	13,800	651,498
Murphy USA, Inc.	1,100	461,120
Norwegian Cruise Line Holdings Ltd. (a) (b)	43,200	904,176
NVR, Inc. (a)	100	809,996
Penske Automotive Group, Inc.	3,700	599,363
PulteGroup, Inc.	17,100	2,062,602
PVH Corp.	1,700	239,037
Ralph Lauren Corp.	2,350	441,236

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Service Corp. International	24,436	$1,813,396
Skechers USA, Inc. Class A (a)	6,700	410,442
Toll Brothers, Inc.	2,900	375,173
Tractor Supply Co.	4,900	1,282,428
Ulta Beauty, Inc. (a)	3,000	1,568,640
Williams-Sonoma, Inc.	3,400	1,079,602
		58,871,347
Consumer Staples — 5.5%
Altria Group, Inc.	91,900	4,008,678
BJ's Wholesale Club Holdings, Inc. (a)	3,700	279,905
Bunge Global SA	5,000	512,600
Coca-Cola Co.	59,200	3,621,856
Coca-Cola Consolidated, Inc.	400	338,564
Colgate-Palmolive Co.	37,600	3,385,880
Dollar Tree, Inc. (a)	1,424	189,606
Ingredion, Inc.	3,400	397,290
Kenvue, Inc.	323,305	6,938,125
Keurig Dr Pepper, Inc.	19,600	601,132
Kraft Heinz Co.	63,800	2,354,220
Kroger Co.	36,600	2,090,958
Molson Coors Beverage Co. Class B	10,546	709,219
Mondelez International, Inc. Class A	46,770	3,273,900
Philip Morris International, Inc.	77,400	7,091,388
Procter & Gamble Co.	26,169	4,245,920
Sysco Corp.	15,800	1,282,644
Target Corp.	12,800	2,268,288
Walmart, Inc.	64,794	3,898,655
		47,488,828
Energy — 12.6%
APA Corp.	17,100	587,898
Baker Hughes Co.	43,300	1,450,550
Cheniere Energy, Inc.	11,800	1,903,104
Chevron Corp.	98,577	15,549,536
Chord Energy Corp.	1,200	213,888
ConocoPhillips	109,649	13,956,125
Coterra Energy, Inc.	36,900	1,028,772
Devon Energy Corp.	17,500	878,150
Diamondback Energy, Inc.	7,900	1,565,543
EOG Resources, Inc.	36,800	4,704,512
EQT Corp.	90,381	3,350,424
Exxon Mobil Corp.	229,053	26,625,121
Halliburton Co.	179,138	7,061,620
Kinder Morgan, Inc.	170,100	3,119,634
Marathon Oil Corp.	36,015	1,020,665
Marathon Petroleum Corp.	19,500	3,929,250
Murphy Oil Corp.	4,300	196,510
New Fortress Energy, Inc. (b)	6,400	195,776
Nov, Inc.	12,400	242,048
Occidental Petroleum Corp.	47,400	3,080,526
Phillips 66	27,500	4,491,850
Pioneer Natural Resources Co.	2,500	656,250
Range Resources Corp.	118,259	4,071,657
Schlumberger NV	68,094	3,732,232
Valero Energy Corp.	20,300	3,465,007

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Williams Cos., Inc.	77,583	$3,023,409
		110,100,057
Financials — 25.8%
Aflac, Inc.	34,800	2,987,928
Allstate Corp.	16,947	2,932,000
Ally Financial, Inc.	14,700	596,673
American Express Co.	57,055	12,990,853
American Financial Group, Inc.	3,700	504,976
American International Group, Inc.	34,800	2,720,316
Ameriprise Financial, Inc.	5,500	2,411,420
Arch Capital Group Ltd. (a)	20,000	1,848,800
Assurant, Inc.	2,400	451,776
Bank of America Corp.	481,872	18,272,586
Bank of New York Mellon Corp.	44,000	2,535,280
Berkshire Hathaway, Inc. Class B (a)	25,044	10,531,503
Capital One Financial Corp.	18,700	2,784,243
Carlyle Group, Inc.	17,600	825,616
Charles Schwab Corp.	40,000	2,893,600
Chubb Ltd.	27,241	7,058,960
Cincinnati Financial Corp.	8,200	1,018,194
Citigroup, Inc.	141,000	8,916,840
Citizens Financial Group, Inc.	19,900	722,171
CME Group, Inc.	8,200	1,765,378
Commerce Bancshares, Inc.	3,800	202,160
Corebridge Financial, Inc.	37,635	1,081,254
Corpay, Inc. (a)	4,193	1,293,708
Cullen/Frost Bankers, Inc.	2,800	315,196
Discover Financial Services	14,800	1,940,132
East West Bancorp, Inc.	14,115	1,116,638
Equitable Holdings, Inc.	22,100	840,021
Fidelity National Financial, Inc.	14,200	754,020
Fifth Third Bancorp	29,500	1,097,695
First American Financial Corp.	5,000	305,250
Fiserv, Inc. (a)	73,762	11,788,643
Global Payments, Inc.	12,700	1,697,482
Globe Life, Inc.	4,600	535,302
Goldman Sachs Group, Inc.	23,363	9,758,491
Hartford Financial Services Group, Inc.	22,876	2,357,372
Huntington Bancshares, Inc.	45,400	633,330
JP Morgan Chase & Co.	200,839	40,228,052
KeyCorp.	29,300	463,233
Loews Corp.	13,300	1,041,257
LPL Financial Holdings, Inc.	3,700	977,540
M&T Bank Corp.	7,200	1,047,168
Markel Group, Inc. (a)	610	928,103
MetLife, Inc.	94,635	7,013,400
Morgan Stanley	88,400	8,323,744
Northern Trust Corp.	8,900	791,388
Old Republic International Corp.	15,300	470,016
PayPal Holdings, Inc. (a)	29,600	1,982,904
PNC Financial Services Group, Inc.	23,487	3,795,499
Primerica, Inc.	1,600	404,736
Principal Financial Group, Inc.	13,800	1,191,078
Progressive Corp.	7,300	1,509,786
Prudential Financial, Inc.	19,500	2,289,300
Raymond James Financial, Inc.	10,200	1,309,884
Regions Financial Corp.	39,800	837,392

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Reinsurance Group of America, Inc.	3,197	$616,637
Robinhood Markets, Inc. Class A (a)	21,400	430,782
SEI Investments Co.	3,100	222,890
State Street Corp.	18,000	1,391,760
Stifel Financial Corp.	5,200	406,484
Synchrony Financial	23,000	991,760
T. Rowe Price Group, Inc.	11,300	1,377,696
Travelers Cos., Inc.	35,318	8,128,085
Unum Group	10,300	552,698
Visa, Inc. Class A	6,488	1,810,671
W. R. Berkley Corp.	13,800	1,220,472
Webster Financial Corp.	7,500	380,775
Wells Fargo & Co.	197,389	11,440,666
Willis Towers Watson PLC	3,200	880,000
		224,941,663
Health Care — 16.3%
AbbVie, Inc.	87,700	15,970,170
Agilent Technologies, Inc.	2,000	291,020
Amgen, Inc.	27,800	7,904,096
AstraZeneca PLC Sponsored ADR	54,519	3,693,662
Bristol-Myers Squibb Co.	6,400	347,072
Cardinal Health, Inc.	13,808	1,545,115
Cencora, Inc.	32,689	7,943,100
Centene Corp. (a)	23,200	1,820,736
Cigna Group	23,941	8,695,132
CVS Health Corp.	54,500	4,346,920
Danaher Corp.	9,218	2,301,919
DaVita, Inc. (a)	4,400	607,420
Elevance Health, Inc.	31,577	16,373,938
GE HealthCare Technologies, Inc. (a)	24,991	2,271,932
Gilead Sciences, Inc.	65,400	4,790,550
HCA Healthcare, Inc.	28,260	9,425,558
Henry Schein, Inc. (a)	6,900	521,088
Hologic, Inc. (a)	11,676	910,261
Jazz Pharmaceuticals PLC (a)	2,700	325,134
Johnson & Johnson	139,671	22,094,555
Laboratory Corp. of America Holdings	6,100	1,332,606
McKesson Corp.	10,300	5,529,555
Medtronic PLC	76,062	6,628,803
Merck & Co., Inc.	30,969	4,086,360
Molina Healthcare, Inc. (a)	1,900	780,577
Quest Diagnostics, Inc.	8,700	1,158,057
Tenet Healthcare Corp. (a)	24,634	2,589,280
Thermo Fisher Scientific, Inc.	5,109	2,969,402
UnitedHealth Group, Inc.	7,413	3,667,211
Universal Health Services, Inc. Class B	4,700	857,562
Viatris, Inc.	58,600	699,684
		142,478,475
Industrials — 12.0%
AGCO Corp.	3,650	449,023
Allegion PLC	4,200	565,782
AMETEK, Inc.	15,352	2,807,881
Builders FirstSource, Inc. (a)	7,700	1,605,835
CACI International, Inc. Class A (a)	800	303,064
Caterpillar, Inc.	25,200	9,234,036

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CSX Corp.	223,538	$8,286,554
Cummins, Inc.	18,506	5,452,793
Deere & Co.	16,800	6,900,432
Delta Air Lines, Inc.	20,100	962,187
Dover Corp.	12,800	2,268,032
FedEx Corp.	13,300	3,853,542
Ferguson PLC	5,300	1,157,679
Fortune Brands Innovations, Inc.	6,900	584,223
General Dynamics Corp.	9,605	2,713,316
General Electric Co.	25,687	4,508,839
Honeywell International, Inc.	8,300	1,703,575
Huntington Ingalls Industries, Inc.	2,100	612,087
IDEX Corp.	7,443	1,816,241
Johnson Controls International PLC	33,300	2,175,156
L3Harris Technologies, Inc.	20,070	4,276,917
Leidos Holdings, Inc.	7,049	924,053
Lockheed Martin Corp.	12,300	5,594,901
Masco Corp.	16,600	1,309,408
Middleby Corp. (a)	2,700	434,133
Norfolk Southern Corp.	7,745	1,973,968
Oshkosh Corp.	3,100	386,601
Owens Corning	6,900	1,150,920
PACCAR, Inc.	27,213	3,371,418
Parker-Hannifin Corp.	6,600	3,668,214
Pentair PLC	8,400	717,696
Regal Rexnord Corp.	2,100	378,210
Robert Half, Inc.	5,200	412,256
Rockwell Automation, Inc.	9,000	2,621,970
RTX Corp.	36,700	3,579,351
Science Applications International Corp.	2,300	299,897
Siemens AG Registered	11,444	2,184,718
Snap-on, Inc.	2,900	859,038
Textron, Inc.	14,500	1,390,985
Timken Co.	2,900	253,547
U-Haul Holding Co. (UHAL US) (a) (b)	1,100	74,294
U-Haul Holding Co. (UHAL/B US)	9,800	653,464
UFP Industries, Inc.	2,700	332,127
Union Pacific Corp.	13,585	3,340,959
United Rentals, Inc.	3,400	2,451,774
Veralto Corp.	2,897	256,848
WESCO International, Inc.	1,400	239,792
Westinghouse Air Brake Technologies Corp.	25,316	3,688,035
		104,785,771
Information Technology — 8.9%
Adobe, Inc. (a)	4,312	2,175,835
Amkor Technology, Inc.	6,800	219,232
Amphenol Corp. Class A	14,912	1,720,099
Analog Devices, Inc.	10,600	2,096,574
Applied Materials, Inc.	9,309	1,919,795
Arrow Electronics, Inc. (a)	4,700	608,462
Cisco Systems, Inc.	215,300	10,745,623
Cognizant Technology Solutions Corp. Class A	24,700	1,810,263
Corning, Inc.	44,000	1,450,240
Dell Technologies, Inc. Class C	12,400	1,414,964
Gen Digital, Inc.	27,600	618,240
Hewlett Packard Enterprise Co.	82,900	1,469,817
HP, Inc.	82,200	2,484,084

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intel Corp.	59,200	$2,614,864
International Business Machines Corp.	41,800	7,982,128
Jabil, Inc.	9,500	1,272,525
Keysight Technologies, Inc. (a)	11,500	1,798,370
Lam Research Corp.	2,146	2,084,989
Microchip Technology, Inc.	23,400	2,099,214
Micron Technology, Inc.	30,732	3,622,996
Microsoft Corp.	3,455	1,453,588
NetApp, Inc.	10,300	1,081,191
NXP Semiconductors NV	6,860	1,699,702
QUALCOMM, Inc.	76,975	13,031,868
Salesforce, Inc.	4,300	1,295,074
Skyworks Solutions, Inc.	8,400	909,888
TD SYNNEX Corp.	4,700	531,570
TE Connectivity Ltd.	17,156	2,491,737
Texas Instruments, Inc.	24,661	4,296,193
Twilio, Inc. Class A (a)	5,700	348,555
		77,347,680
Materials — 3.4%
Berry Global Group, Inc.	6,100	368,928
CF Industries Holdings, Inc.	8,200	682,322
Cleveland-Cliffs, Inc. (a)	24,800	563,952
Commercial Metals Co.	2,500	146,925
Crown Holdings, Inc.	8,700	689,562
Dow, Inc.	35,300	2,044,929
Eagle Materials, Inc.	1,700	461,975
Eastman Chemical Co.	6,100	611,342
Franco-Nevada Corp.	9,300	1,108,188
Freeport-McMoRan, Inc.	56,900	2,675,438
Graphic Packaging Holding Co.	16,000	466,880
International Paper Co.	16,900	659,438
Linde PLC	6,857	3,183,842
LyondellBasell Industries NV Class A	17,008	1,739,578
Martin Marietta Materials, Inc.	1,620	994,583
Mosaic Co.	25,900	840,714
Nucor Corp.	19,300	3,819,470
Nutrien Ltd.	11,428	620,655
Olin Corp.	6,902	405,838
Packaging Corp. of America	5,800	1,100,724
PPG Industries, Inc.	6,500	941,850
Reliance, Inc.	3,700	1,236,466
Southern Copper Corp.	7,723	822,654
Steel Dynamics, Inc.	13,500	2,001,105
US Steel Corp.	11,900	485,282
Wheaton Precious Metals Corp.	27,400	1,291,362
		29,964,002
Real Estate — 0.8%
Equity LifeStyle Properties, Inc.	22,100	1,423,240
Jones Lang LaSalle, Inc. (a)	1,400	273,126
Prologis, Inc.	7,095	923,911
Public Storage	8,361	2,425,192
Weyerhaeuser Co.	63,594	2,283,660
		7,329,129

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.3%
Ameren Corp.	32,994	$2,440,236
CenterPoint Energy, Inc.	21,500	612,535
Consolidated Edison, Inc.	16,900	1,534,689
Constellation Energy Corp.	24,549	4,537,883
Duke Energy Corp.	38,900	3,762,019
Edison International	17,500	1,237,775
NextEra Energy, Inc.	46,745	2,987,473
OGE Energy Corp.	10,261	351,952
Pinnacle West Capital Corp.	6,098	455,703
PPL Corp.	38,600	1,062,658
Public Service Enterprise Group, Inc.	33,000	2,203,740
Sempra	32,600	2,341,658
Southern Co.	34,324	2,462,404
Vistra Corp.	22,100	1,539,265
Xcel Energy, Inc.	24,900	1,338,375
		28,868,365

TOTAL COMMON STOCK (Cost $629,126,960)		863,587,196

TOTAL EQUITIES (Cost $629,126,960)		863,587,196

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF (b)	23,300	4,173,263

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,852,618)		4,173,263

TOTAL LONG-TERM INVESTMENTS (Cost $632,979,578)		867,760,459

SHORT-TERM INVESTMENTS — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	436,219	436,219
Mutual Fund — 0.2%
T. Rowe Price Government Reserve Investment Fund	1,339,997	1,339,997

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$2,114,455	2,114,455

TOTAL SHORT-TERM INVESTMENTS (Cost $3,890,671)		3,890,671

TOTAL INVESTMENTS — 99.9% (Cost $636,870,249) (e)		871,651,130

Other Assets/(Liabilities) — 0.1%		823,768

NET ASSETS — 100.0%		$872,474,898

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $2,718,314 or 0.31% of net assets. The Fund received $2,355,079 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,114,831. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $2,156,844.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Communication Services — 2.1%
Cable One, Inc.	137	$57,969
ESC GCI Liberty Inc (a) (b) (c)	2,102	—
Fox Corp. Class A	2,754	86,118
Fox Corp. Class B	1,381	39,524
Frontier Communications Parent, Inc. (c)	5,953	145,849
Liberty Media Corp-Liberty Live Class C (c)	937	41,059
Liberty Media Corp-Liberty SiriusXM Class C (c)	3,748	111,353
Liberty Media Corp.-Liberty Live Class A (c)	453	19,185
Liberty Media Corp.-Liberty SiriusXM Class A (c)	1,812	53,816
News Corp. Class A	6,503	170,249
News Corp. Class B	2,089	56,528
Nexstar Media Group, Inc.	831	143,173
Paramount Global Class B	14,034	165,180
Sirius XM Holdings, Inc. (d)	8,464	32,840
TripAdvisor, Inc. (c)	2,710	75,311
		1,198,154
Consumer Discretionary — 16.0%
ADT, Inc.	5,129	34,467
Advance Auto Parts, Inc.	1,449	123,295
Aramark	3,706	120,519
AutoNation, Inc. (c)	740	122,529
Bath & Body Works, Inc.	5,615	280,862
Best Buy Co., Inc.	4,341	356,092
BorgWarner, Inc.	5,674	197,115
Boyd Gaming Corp.	1,793	120,705
Brunswick Corp.	1,729	166,883
Burlington Stores, Inc. (c)	572	132,813
Capri Holdings Ltd. (c)	2,976	134,813
CarMax, Inc. (c)	3,843	334,764
Carter's, Inc.	898	76,043
Choice Hotels International, Inc.	243	30,703
Columbia Sportswear Co.	453	36,775
Crocs, Inc. (c)	962	138,336
Dick's Sporting Goods, Inc.	1,458	327,846
Expedia Group, Inc. (c)	2,186	301,121
Gap, Inc.	4,743	130,670
Gentex Corp.	2,003	72,348
Grand Canyon Education, Inc. (c)	408	55,574
H&R Block, Inc.	3,693	181,363
Harley-Davidson, Inc.	3,197	139,837
Hyatt Hotels Corp. Class A	405	64,646
Kohl's Corp.	2,697	78,618
Lear Corp.	1,428	206,889
Leggett & Platt, Inc.	3,233	61,912
Lithia Motors, Inc.	659	198,267

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
LKQ Corp.	2,974	$158,841
Macy's, Inc.	6,603	131,994
Marriott Vacations Worldwide Corp.	891	95,987
Mattel, Inc. (c)	6,933	137,343
MGM Resorts International (c)	3,995	188,604
Mister Car Wash, Inc. (c) (d)	1,205	9,339
Mohawk Industries, Inc. (c)	1,289	168,717
Murphy USA, Inc.	480	201,216
Newell Brands, Inc.	9,284	74,551
Nordstrom, Inc.	2,785	56,452
Ollie's Bargain Outlet Holdings, Inc. (c)	608	48,379
Penn Entertainment, Inc. (c)	3,741	68,124
Penske Automotive Group, Inc.	487	78,889
Petco Health & Wellness Co., Inc. (c) (d)	2,001	4,562
Phinia, Inc.	1,139	43,772
Polaris, Inc.	1,318	131,958
PulteGroup, Inc.	3,673	443,037
PVH Corp.	1,458	205,009
Ralph Lauren Corp.	988	185,507
Restoration Hardware, Inc. (c)	384	133,732
Service Corp. International	1,335	99,070
Skechers USA, Inc. Class A (c)	1,536	94,095
Tapestry, Inc.	3,846	182,608
Tempur Sealy International, Inc.	3,144	178,642
Texas Roadhouse, Inc.	663	102,414
Thor Industries, Inc.	1,246	146,206
Toll Brothers, Inc.	2,704	349,816
TopBuild Corp. (c)	688	303,222
Travel & Leisure Co.	1,819	89,058
Under Armour, Inc. Class A (c)	4,600	33,948
Under Armour, Inc. Class C (c)	4,522	32,287
Victoria's Secret & Co. (c)	1,909	36,996
Wendy's Co.	1,780	33,535
Whirlpool Corp.	1,271	152,050
Williams-Sonoma, Inc.	1,593	505,825
Wyndham Hotels & Resorts, Inc.	830	63,702
YETI Holdings, Inc. (c)	811	31,264
		9,226,556
Consumer Staples — 4.7%
Albertsons Cos., Inc. Class A	10,132	217,230
BJ's Wholesale Club Holdings, Inc. (c)	3,241	245,182
Boston Beer Co., Inc. Class A (c)	86	26,180
Bunge Global SA	1,831	187,714
Casey's General Stores, Inc.	900	286,605
Darling Ingredients, Inc. (c)	1,891	87,950
Flowers Foods, Inc.	3,445	81,819
Grocery Outlet Holding Corp. (c)	2,316	66,654
Ingredion, Inc.	1,194	139,519
Olaplex Holdings, Inc. (c)	3,180	6,106
Performance Food Group Co. (c)	3,727	278,183
Pilgrim's Pride Corp. (c)	1,002	34,389
Post Holdings, Inc. (c)	1,304	138,589
Reynolds Consumer Products, Inc.	597	17,050
Seaboard Corp.	6	19,344
Spectrum Brands Holdings, Inc.	484	43,081
Tyson Foods, Inc. Class A	6,799	399,305
US Foods Holding Corp (c)	5,551	299,587

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Walgreens Boots Alliance, Inc.	7,378	$160,029
		2,734,516
Energy — 7.2%
Antero Midstream Corp.	6,513	91,573
Antero Resources Corp. (c)	6,878	199,462
APA Corp.	7,546	259,432
Chesapeake Energy Corp. (d)	3,086	274,129
Coterra Energy, Inc.	14,496	404,149
Diamondback Energy, Inc.	2,032	402,681
DT Midstream, Inc. (c)	2,368	144,685
EQT Corp.	8,770	325,104
HF Sinclair Corp.	3,433	207,250
Marathon Oil Corp.	15,204	430,881
New Fortress Energy, Inc. (d)	666	20,373
Nov, Inc.	4,462	87,098
Ovintiv, Inc.	5,943	308,442
Range Resources Corp.	5,693	196,010
Southwestern Energy Co. (c)	26,683	202,257
Targa Resources Corp.	3,460	387,485
TechnipFMC PLC	8,177	205,325
		4,146,336
Financials — 21.9%
Affiliated Managers Group, Inc.	866	145,029
Ally Financial, Inc.	6,581	267,123
American Financial Group, Inc.	991	135,252
Annaly Capital Management, Inc.	12,009	236,457
Assurant, Inc.	1,163	218,923
Assured Guaranty Ltd.	1,387	121,016
Axis Capital Holdings Ltd.	1,897	123,343
Bank OZK	2,689	122,242
Blue Owl Capital, Inc.	4,070	76,760
BOK Financial Corp.	691	63,572
Brighthouse Financial, Inc. (c)	452	23,296
Citizens Financial Group, Inc.	10,157	368,597
CNA Financial Corp.	612	27,797
Columbia Banking System, Inc.	5,074	98,182
Comerica, Inc.	3,201	176,023
Commerce Bancshares, Inc.	1,230	65,436
Corebridge Financial, Inc.	3,610	103,715
Credit Acceptance Corp. (c)	152	83,836
Cullen/Frost Bankers, Inc.	724	81,501
Discover Financial Services	1,553	203,583
East West Bancorp, Inc.	3,422	270,714
Equitable Holdings, Inc.	6,204	235,814
Euronet Worldwide, Inc. (c)	949	104,324
Evercore, Inc. Class A	867	166,976
Everest Group Ltd.	478	190,005
Fidelity National Financial, Inc.	6,353	337,344
Fifth Third Bancorp	9,927	369,384
First American Financial Corp.	2,441	149,023
First Hawaiian, Inc.	3,104	68,164
First Horizon Corp.	12,998	200,169
FNB Corp.	8,725	123,022
Franklin Resources, Inc.	3,674	103,276
Globe Life, Inc.	976	113,577

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hanover Insurance Group, Inc.	862	$117,379
Hartford Financial Services Group, Inc.	2,076	213,932
Huntington Bancshares, Inc.	20,693	288,667
Interactive Brokers Group, Inc. Class A	2,431	271,567
Invesco Ltd.	7,711	127,925
Janus Henderson Group PLC	2,307	75,877
Jefferies Financial Group, Inc.	1,358	59,888
KeyCorp.	22,812	360,658
Lazard, Inc.	2,671	111,835
Lincoln National Corp.	4,124	131,679
Loews Corp.	3,151	246,692
LPL Financial Holdings, Inc.	421	111,228
M&T Bank Corp.	1,151	167,401
MGIC Investment Corp.	7,005	156,632
NCR Atleos Corp. (c)	1,557	30,751
New York Community Bancorp, Inc. (d)	8,748	28,169
Northern Trust Corp.	1,625	144,495
Old Republic International Corp.	6,611	203,090
OneMain Holdings, Inc.	2,735	139,731
Pinnacle Financial Partners, Inc.	1,836	157,676
Popular, Inc.	1,710	150,634
Primerica, Inc.	370	93,595
Principal Financial Group, Inc.	3,850	332,293
Prosperity Bancshares, Inc.	1,186	78,015
Regions Financial Corp.	9,318	196,051
Reinsurance Group of America, Inc.	1,479	285,269
Rithm Capital Corp.	11,716	130,751
RLI Corp.	397	58,943
Rocket Cos., Inc. Class A (c) (d)	3,054	44,436
Ryan Specialty Holdings, Inc.	630	34,965
SEI Investments Co.	655	47,094
SLM Corp.	3,690	80,405
Starwood Property Trust, Inc. (d)	5,382	109,416
State Street Corp.	2,872	222,063
Stifel Financial Corp.	2,497	195,190
Synchrony Financial	10,432	449,828
Synovus Financial Corp.	3,516	140,851
TPG, Inc.	1,566	70,000
Unum Group	4,779	256,441
UWM Holdings Corp.	2,265	16,444
Virtu Financial, Inc. Class A	2,180	44,734
Voya Financial, Inc.	2,384	176,225
W. R. Berkley Corp.	1,986	175,642
Webster Financial Corp.	4,223	214,402
Western Alliance Bancorp	2,630	168,820
Western Union Co.	9,132	127,665
WEX, Inc. (c)	366	86,936
Wintrust Financial Corp.	1,479	154,393
Zions Bancorp NA	3,538	153,549
		12,613,797
Health Care — 5.8%
Acadia Healthcare Co., Inc. (c)	764	60,524
Amedisys, Inc. (c)	743	68,475
Azenta, Inc. (c)	1,543	93,012
Cardinal Health, Inc.	2,962	331,448
Catalent, Inc. (c)	3,045	171,890
DaVita, Inc. (c)	1,318	181,950

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Elanco Animal Health, Inc. (c)	9,576	$155,897
Encompass Health Corp.	1,826	150,791
Enovis Corp. (c)	1,280	79,936
Envista Holdings Corp. (c)	1,547	33,075
Henry Schein, Inc. (c)	2,206	166,597
Integra LifeSciences Holdings Corp. (c)	1,419	50,303
Jazz Pharmaceuticals PLC (c)	497	59,849
Maravai LifeSciences Holdings, Inc. Class A (c)	2,681	23,244
Molina Healthcare, Inc. (c)	760	312,231
Organon & Co.	6,235	117,218
Perrigo Co. PLC	1,523	49,025
Premier, Inc. Class A	2,894	63,957
Quest Diagnostics, Inc.	981	130,581
Quidelortho Corp. (c)	1,304	62,514
Tenet Healthcare Corp. (c)	2,458	258,360
United Therapeutics Corp. (c)	358	82,240
Universal Health Services, Inc. Class B	1,473	268,764
Viatris, Inc.	29,286	349,675
		3,321,556
Industrials — 18.9%
Acuity Brands, Inc.	769	206,653
Advanced Drainage Systems, Inc.	724	124,702
AECOM	1,529	149,964
AGCO Corp.	1,521	187,113
Air Lease Corp.	2,525	129,886
Alaska Air Group, Inc. (c)	3,067	131,850
Allison Transmission Holdings, Inc.	2,217	179,932
American Airlines Group, Inc. (c)	15,800	242,530
Ardagh Group SA (a) (b) (c) (d)	463	2,180
Armstrong World Industries, Inc.	840	104,345
Avis Budget Group, Inc.	500	61,230
Builders FirstSource, Inc. (c)	3,109	648,382
BWX Technologies, Inc.	780	80,044
C.H. Robinson Worldwide, Inc.	2,796	212,887
CACI International, Inc. Class A (c)	549	207,978
Carlisle Cos., Inc.	649	254,311
Clean Harbors, Inc. (c)	684	137,696
CNH Industrial NV	14,921	193,376
Concentrix Corp.	1,071	70,922
Core & Main, Inc. Class A (c)	2,069	118,450
Curtiss-Wright Corp.	347	88,811
Delta Air Lines, Inc.	7,734	370,227
Dun & Bradstreet Holdings, Inc.	6,648	66,746
EMCOR Group, Inc.	1,032	361,406
Esab Corp.	1,194	132,021
Expeditors International of Washington, Inc.	1,637	199,010
Flowserve Corp.	1,421	64,911
Fortune Brands Innovations, Inc.	3,080	260,784
Gates Industrial Corp. PLC (c)	2,890	51,182
Generac Holdings, Inc. (c)	514	64,836
Genpact Ltd.	2,308	76,049
GXO Logistics, Inc. (c)	2,626	141,174
Hayward Holdings, Inc. (c)	2,386	36,530
Hertz Global Holdings, Inc. (c)	3,282	25,698
Huntington Ingalls Industries, Inc.	954	278,062
ITT, Inc.	832	113,177
KBR, Inc.	2,351	149,665

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kirby Corp. (c)	809	$77,114
Knight-Swift Transportation Holdings, Inc.	3,799	209,021
Landstar System, Inc.	871	167,894
Leidos Holdings, Inc.	3,338	437,578
ManpowerGroup, Inc.	1,229	95,420
Masco Corp.	2,877	226,938
MasTec, Inc. (c)	694	64,715
MDU Resources Group, Inc.	4,931	124,261
Middleby Corp. (c)	580	93,258
MSC Industrial Direct Co., Inc. Class A	858	83,260
nVent Electric PLC	1,472	110,989
Oshkosh Corp.	1,584	197,541
Owens Corning	2,197	366,460
Regal Rexnord Corp.	626	112,743
Robert Half, Inc.	2,559	202,877
Ryder System, Inc.	1,118	134,372
Saia, Inc. (c)	214	125,190
Schneider National, Inc. Class B	1,337	30,270
Science Applications International Corp.	1,310	170,811
Sensata Technologies Holding PLC	2,102	77,227
SiteOne Landscape Supply, Inc. (c)	423	73,835
Southwest Airlines Co.	7,680	224,179
Stericycle, Inc. (c)	1,030	54,332
Textron, Inc.	3,073	294,793
Timken Co.	1,385	121,090
U-Haul Holding Co.	945	63,013
U-Haul Holding Co. (c) (d)	219	14,791
United Airlines Holdings, Inc. (c)	7,999	382,992
Valmont Industries, Inc.	317	72,365
Vestis Corp.	1,853	35,707
WESCO International, Inc.	1,076	184,297
XPO, Inc. (c)	2,787	340,098
		10,894,151
Information Technology — 6.7%
Arrow Electronics, Inc. (c)	1,394	180,467
Avnet, Inc.	2,224	110,266
Cirrus Logic, Inc. (c)	1,347	124,678
Coherent Corp. (c)	2,899	175,737
Crane NXT Co.	1,174	72,671
Dropbox, Inc. Class A (c)	6,367	154,718
DXC Technology Co. (c)	5,524	117,164
Gen Digital, Inc.	11,333	253,859
Hewlett Packard Enterprise Co.	31,598	560,233
HP, Inc.	13,098	395,822
Jabil, Inc.	3,165	423,952
Kyndryl Holdings, Inc. (c)	5,005	108,909
Littelfuse, Inc.	263	63,738
Lumentum Holdings, Inc. (c)	1,604	75,949
MKS Instruments, Inc.	879	116,907
NCR Voyix Corp. (c)	3,113	39,317
TD SYNNEX Corp.	1,014	114,684
Teradata Corp. (c)	1,666	64,424
Viasat, Inc. (c) (d)	1,756	31,766
Vontier Corp.	3,642	165,201
Western Digital Corp. (c)	7,809	532,886
		3,883,348

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 10.9%
Alcoa Corp.	4,339	$146,615
Amcor PLC	13,058	124,182
Ardagh Metal Packaging SA	3,500	12,005
Ashland, Inc.	1,055	102,725
Avery Dennison Corp.	525	117,206
Axalta Coating Systems Ltd. (c)	2,298	79,028
Berry Global Group, Inc.	2,954	178,658
Celanese Corp.	2,289	393,388
CF Industries Holdings, Inc.	4,782	397,910
Chemours Co.	3,628	95,271
Cleveland-Cliffs, Inc. (c)	12,360	281,066
Crown Holdings, Inc.	2,581	204,570
Eagle Materials, Inc.	579	157,343
Eastman Chemical Co.	2,346	235,116
Element Solutions, Inc.	2,749	68,670
Graphic Packaging Holding Co.	7,405	216,078
Huntsman Corp.	4,262	110,940
International Paper Co.	8,485	331,085
Louisiana-Pacific Corp.	1,561	130,983
LyondellBasell Industries NV Class A	1,879	192,184
Mosaic Co.	8,052	261,368
MP Materials Corp. (c) (d)	1,458	20,849
NewMarket Corp.	96	60,924
Olin Corp.	3,147	185,044
Packaging Corp. of America	1,568	297,575
Reliance, Inc.	1,064	355,568
Sealed Air Corp.	3,496	130,051
Silgan Holdings, Inc.	2,039	99,014
Sonoco Products Co.	2,386	138,006
SSR Mining, Inc.	2,332	10,401
Steel Dynamics, Inc.	3,291	487,825
US Steel Corp.	5,470	223,067
Westlake Corp.	763	116,586
Westrock Co.	6,223	307,727
		6,269,028
Real Estate — 3.0%
Apartment Income REIT Corp.	3,618	117,476
Boston Properties, Inc.	3,816	249,223
Brixmor Property Group, Inc.	3,461	81,160
Cousins Properties, Inc.	2,941	70,702
EPR Properties	1,472	62,486
Highwoods Properties, Inc.	2,539	66,471
Host Hotels & Resorts, Inc.	6,195	128,113
Howard Hughes Holdings, Inc. (c)	545	39,578
Jones Lang LaSalle, Inc. (c)	1,155	225,329
Kilroy Realty Corp.	2,847	103,716
Medical Properties Trust, Inc. (d)	14,487	68,089
National Storage Affiliates Trust	1,306	51,143
Omega Healthcare Investors, Inc.	2,171	68,756
Park Hotels & Resorts, Inc.	5,361	93,764
Vornado Realty Trust	3,122	89,820
Zillow Group, Inc. Class A (c)	1,319	63,127
Zillow Group, Inc. Class C (c)	3,673	179,169
		1,758,122

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.6%
AES Corp.	6,631	$118,894
Brookfield Renewable Corp. Class A	3,102	76,216
Clearway Energy, Inc. Class A	846	18,197
Clearway Energy, Inc. Class C	1,999	46,077
Evergy, Inc.	1,993	106,386
Hawaiian Electric Industries, Inc.	2,674	30,136
IDACORP, Inc.	512	47,560
National Fuel Gas Co.	2,168	116,465
NiSource, Inc.	5,083	140,596
NRG Energy, Inc.	5,646	382,178
OGE Energy Corp.	4,197	143,957
Pinnacle West Capital Corp.	1,651	123,379
UGI Corp.	5,099	125,130
		1,475,171

TOTAL COMMON STOCK (Cost $51,318,332)		57,520,735

TOTAL EQUITIES (Cost $51,318,332)		57,520,735

TOTAL LONG-TERM INVESTMENTS (Cost $51,318,332)		57,520,735

SHORT-TERM INVESTMENTS — 0.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	104,941	104,941

TOTAL SHORT-TERM INVESTMENTS (Cost $104,941)		104,941

TOTAL INVESTMENTS — 100.0% (Cost $51,423,273) (f)		57,625,676

Other Assets/(Liabilities) — (0.0)%		(5,887)

NET ASSETS — 100.0%		$57,619,789

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment is valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $2,180 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $357,918 or 0.62% of net assets. The Fund received $264,918 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.2%

BANK LOANS — 9.1%
Aerospace & Defense — 0.3%
Barnes Group, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.500%
7.827% VRN 9/03/30	$142,561	$142,632
Building Materials — 0.1%
MI Windows and Doors, LLC, 2024 Term Loan B2,
0.000% 3/21/31 (a)	70,461	70,725
Chemicals — 1.5%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.321% VRN 12/29/27	223,834	188,132
LSF11 A5 Holdco LLC
Term Loan, 1 mo. USD Term SOFR + 3.500%
8.942% VRN 10/15/28	126,854	126,791
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.677% VRN 10/15/28	272,336	272,472
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.723% VRN 4/23/29 (a)	157,128	155,391
		742,786
Commercial Services — 0.3%
APi Group DE, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 2.500%
7.942% VRN 1/03/29	153,640	153,864
Computers — 0.8%
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.176% VRN 3/01/29	259,340	258,513
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
9.586% VRN 4/24/28	167,337	167,198
		425,711
Diversified Financial Services — 0.5%
Aretec Group, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.500%
9.927% VRN 8/09/30	255,310	256,586
Engineering & Construction — 0.2%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500%
9.809% VRN 2/15/31	127,547	127,930
Food — 0.7%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.192% VRN 10/01/25	238,023	233,427

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.327% VRN 2/12/31	$109,461	$109,583
		343,010
Gas — 0.3%
NGL Energy Partners LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
9.830% VRN 2/02/31	179,279	179,638
Health Care – Services — 0.8%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.000%
7.443% VRN 2/22/28	226,728	226,444
LifePoint Health, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 5.500%
11.087% VRN 11/16/28	113,952	114,216
Radiology Partners, Inc., 2024 Extended Term Loan B,
0.000% 1/31/29 (a)	52,889	50,981
		391,641
Lodging — 0.3%
Four Seasons Hotels Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.430% VRN 11/30/29	178,972	179,040
Media — 0.8%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500%
10.827% VRN 6/30/28	307,480	305,654
Sinclair Television Group, Inc., Term Loan B2B,
0.000% 9/30/26 (a)	83,094	78,752
		384,406
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.675%
9.105% VRN 4/13/29	94,287	94,384
Pipelines — 0.3%
ITT Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.677% VRN 10/05/30	148,941	149,016
Software — 2.0%
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.580% VRN 12/29/28 (a)	501,083	503,904
Cloud Software Group, Inc., 2022 USD Term Loan B,
0.000% 3/30/29 (a)	255,000	253,651
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.814% VRN 2/10/31	199,793	200,742
Veritas US, Inc., 2021 USD Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.445% VRN 9/01/25	56,195	51,855
		1,010,152

TOTAL BANK LOANS (Cost $4,596,160)		4,651,521

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 87.1%
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (b)	$92,000	$95,829
7.500% 6/01/29 (b)	61,000	50,449
7.875% 4/01/30 (b)	47,000	46,725
Stagwell Global LLC
5.625% 8/15/29 (b)	220,000	199,784
		392,787
Aerospace & Defense — 0.9%
Spirit AeroSystems, Inc.
9.750% 11/15/30 (b)	278,000	310,962
Triumph Group, Inc.
9.000% 3/15/28 (b)	148,000	156,026
		466,988
Agriculture — 0.3%
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	130,000	128,830
Airlines — 2.6%
Allegiant Travel Co.
7.250% 8/15/27 (b)	334,000	332,222
American Airlines, Inc.
8.500% 5/15/29 (b)	195,000	206,009
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	401,250	398,518
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	271,022	254,342
United Airlines, Inc.
4.375% 4/15/26 (b)	122,000	117,942
		1,309,033
Auto Manufacturers — 0.4%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (b)	172,000	177,785
Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	277,000	270,042
Building Materials — 2.6%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.625% 12/15/30 (b)	326,000	329,127
Knife River Corp.
7.750% 5/01/31 (b)	152,000	159,121
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (b)	602,000	615,891
Smyrna Ready Mix Concrete LLC
8.875% 11/15/31 (b)	211,000	225,536
		1,329,675

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 3.6%
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	$595,000	$499,348
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	294,000	264,729
Methanex Corp.
5.125% 10/15/27	144,000	139,281
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	326,000	295,761
6.250% 10/01/29 (b) (c)	459,000	420,121
Polar US Borrower LLC/Schenectady International Group, Inc.
6.750% 5/15/26 (b)	171,000	40,185
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b) (c)	178,000	164,382
		1,823,807
Coal — 0.6%
Coronado Finance Pty. Ltd.
10.750% 5/15/26 (b)	290,000	302,144
Commercial Services — 2.8%
Alta Equipment Group, Inc.
5.625% 4/15/26 (b)	378,000	369,499
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (b)	77,000	40,441
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (b)	367,000	359,505
PROG Holdings, Inc.
6.000% 11/15/29 (b)	339,000	316,841
Sabre GLBL, Inc.
8.625% 6/01/27 (b)	358,000	314,153
Sabre Global, Inc., Convertible,
7.320% 8/01/26	10,000	8,620
		1,409,059
Computers — 0.5%
Presidio Holdings, Inc.
8.250% 2/01/28 (b)	137,000	136,630
Western Digital Corp.
4.750% 2/15/26	133,000	129,926
		266,556
Distribution & Wholesale — 0.4%
Resideo Funding, Inc.
4.000% 9/01/29 (b)	243,000	217,274
Diversified Financial Services — 6.4%
Aretec Group, Inc.
10.000% 8/15/30 (b)	144,000	157,287
Coinbase Global, Inc.
3.375% 10/01/28 (b)	38,000	32,559
3.625% 10/01/31 (b)	50,000	40,378
GGAM Finance Ltd.
8.000% 2/15/27 (b)	248,000	256,065
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	696,839	662,784

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	$380,000	$372,866
9.500% 2/15/29 (b)	244,000	249,767
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (b)	119,000	125,857
8.375% 5/01/28 (b)	106,000	112,356
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	339,000	291,722
OneMain Finance Corp.
4.000% 9/15/30	107,000	91,576
5.375% 11/15/29	177,000	166,418
PRA Group, Inc.
5.000% 10/01/29 (b)	583,000	491,284
7.375% 9/01/25 (b)	231,000	230,589
		3,281,508
Electric — 2.9%
PG&E Corp.
5.000% 7/01/28	497,000	478,642
Pike Corp.
5.500% 9/01/28 (b)	593,000	567,587
8.625% 1/31/31 (b)	140,000	148,773
Talen Energy Supply LLC
8.625% 6/01/30 (b)	261,000	279,101
		1,474,103
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.375% 3/31/29 (b)	142,000	127,241
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (b)	360,000	319,253
Engineering & Construction — 2.3%
Arcosa, Inc.
4.375% 4/15/29 (b)	230,000	211,953
Artera Services LLC
8.500% 2/15/31 (b)	123,000	126,105
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	377,000	345,680
7.500% 4/15/32 (b)	140,000	136,957
MasTec, Inc.
4.500% 8/15/28 (b) (c)	235,000	223,455
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (b)	117,000	116,083
		1,160,233
Entertainment — 0.9%
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	260,000	248,255
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	136,000	125,930

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.000% 8/01/30 (b)	$88,000	$90,638
		464,823
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (b)	116,000	109,223
Food — 1.5%
Fiesta Purchaser, Inc.
7.875% 3/01/31 (b)	78,000	80,550
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32	527,000	450,920
Pilgrim's Pride Corp.
4.250% 4/15/31 (b)	283,000	255,108
		786,578
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (b)	111,000	114,942
Hand & Machine Tools — 1.3%
Regal Rexnord Corp.
6.400% 4/15/33 (b)	650,000	674,132
Health Care – Products — 0.5%
Neogen Food Safety Corp.
8.625% 7/20/30 (b)	248,000	267,159
Health Care – Services — 4.8%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	108,000	83,349
5.250% 5/15/30 (b)	422,000	344,104
6.000% 1/15/29 (b)	141,000	123,177
LifePoint Health, Inc.
9.875% 8/15/30 (b)	274,000	286,616
11.000% 10/15/30 (b)	129,000	137,874
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	167,000	156,985
Radiology Partners, Inc.
8.500% 1/31/29 (b)	147,907	137,228
9.781% 2/15/30 (b)	515,306	414,821
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.750% 12/01/26 (b)	299,000	299,402
Tenet Healthcare Corp.
4.375% 1/15/30	165,000	152,505
5.125% 11/01/27	179,000	175,085
6.125% 10/01/28 (c)	152,000	151,455
		2,462,601
Home Builders — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (b)	183,000	168,802
Mattamy Group Corp.
4.625% 3/01/30 (b)	687,000	623,275
		792,077

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.1%
Newell Brands, Inc.
6.375% 9/15/27	$36,000	$35,402
Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	128,000	128,904
7.000% 1/15/31 (b)	48,000	48,481
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.
7.625% 10/15/25 (b)	430,269	425,150
		602,535
Internet — 0.7%
Getty Images, Inc.
9.750% 3/01/27 (b)	367,000	366,804
Investment Companies — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750% 9/15/24	178,000	177,180
6.250% 5/15/26	505,000	487,489
		664,669
Leisure Time — 2.9%
Carnival Corp.
5.750% 3/01/27 (b)	205,000	202,896
6.000% 5/01/29 (b)	288,000	284,172
7.000% 8/15/29 (b)	24,000	25,032
Life Time, Inc.
5.750% 1/15/26 (b)	24,000	23,805
NCL Corp. Ltd.
5.875% 3/15/26 (b)	118,000	116,484
5.875% 2/15/27 (b)	49,000	48,412
8.375% 2/01/28 (b)	100,000	105,632
NCL Finance Ltd.
6.125% 3/15/28 (b) (c)	94,000	92,827
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (b)	266,000	263,610
5.500% 4/01/28 (b)	121,000	119,597
Viking Cruises Ltd.
7.000% 2/15/29 (b)	175,000	175,757
		1,458,224
Lodging — 1.5%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875% 7/01/31 (b)	199,000	178,172
6.625% 1/15/32 (b)	117,000	117,472
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	155,000	154,606
Travel & Leisure Co.
6.625% 7/31/26 (b)	213,000	214,490
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (b)	133,000	123,640
		788,380

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 6.2%
Altice Financing SA
5.000% 1/15/28 (b)	$152,000	$125,103
5.750% 8/15/29 (b)	17,000	13,621
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	196,000	160,063
4.250% 1/15/34 (b)	486,000	366,859
4.500% 5/01/32	95,000	76,341
CSC Holdings LLC
5.750% 1/15/30 (b)	146,000	77,289
7.500% 4/01/28 (b)	75,000	50,554
11.750% 1/31/29 (b)	232,000	232,362
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (b)	126,000	67,393
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875% 8/15/27 (b)	434,000	410,580
DISH DBS Corp.
5.125% 6/01/29	105,000	43,794
7.375% 7/01/28	78,000	37,551
DISH Network Corp.
11.750% 11/15/27 (b)	112,000	114,344
Gray Television, Inc.
5.375% 11/15/31 (b)	246,000	161,307
7.000% 5/15/27 (b) (c)	30,000	27,901
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	177,000	166,118
McGraw-Hill Education, Inc.
5.750% 8/01/28 (b)	112,000	105,499
Sirius XM Radio, Inc.
3.875% 9/01/31 (b)	76,000	63,370
Time Warner Cable Enterprises LLC
8.375% 7/15/33	343,000	382,818
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	265,000	228,523
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	277,000	254,142
		3,165,532
Mining — 1.2%
Constellium SE
3.750% 4/15/29 (b)	300,000	269,909
Novelis Corp.
3.250% 11/15/26 (b)	48,000	44,726
3.875% 8/15/31 (b)	341,000	292,921
		607,556
Miscellaneous - Manufacturing — 0.5%
Amsted Industries, Inc.
4.625% 5/15/30 (b)	64,000	58,448
5.625% 7/01/27 (b)	175,000	172,372
		230,820
Oil & Gas — 4.8%
Apache Corp.
4.750% 4/15/43 (c)	65,000	51,243
5.100% 9/01/40	130,000	111,562

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.350% 7/01/49	$197,000	$166,524
CVR Energy, Inc.
5.750% 2/15/28 (b)	134,000	125,657
Nabors Industries, Inc.
7.375% 5/15/27 (b)	87,000	86,840
Neptune Energy Bondco PLC
6.625% 5/15/25 (b)	594,000	593,993
Occidental Petroleum Corp.
6.200% 3/15/40	397,000	407,371
6.950% 7/01/24	42,000	42,062
Parkland Corp.
4.625% 5/01/30 (b)	105,000	96,799
5.875% 7/15/27 (b)	269,000	266,669
Sunoco LP/Sunoco Finance Corp.
6.000% 4/15/27	114,000	113,545
7.000% 9/15/28 (b)	67,000	68,457
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	19,575	19,598
Transocean, Inc.
7.250% 11/01/25 (b)	172,000	171,272
7.500% 1/15/26 (b)	140,000	139,124
		2,460,716
Oil & Gas Services — 0.5%
Weatherford International Ltd.
8.625% 4/30/30 (b)	243,000	253,684
Packaging & Containers — 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (b)	157,000	126,550
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (b)	272,000	267,251
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	209,000	189,499
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (b)	312,000	317,850
9.250% 4/15/27 (b)	446,000	442,447
Trident TPI Holdings, Inc.
12.750% 12/31/28 (b)	72,000	76,820
		1,420,417
Pharmaceuticals — 3.8%
1375209 BC Ltd.
9.000% 1/30/28 (b)	535,000	524,302
AdaptHealth LLC
5.125% 3/01/30 (b)	365,000	318,330
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	215,000	117,326
5.500% 11/01/25 (b)	109,000	102,886
6.125% 2/01/27 (b)	59,000	36,762
14.000% 10/15/30 (b)	47,000	27,039
Grifols SA
4.750% 10/15/28 (b) (c)	293,000	242,417
Herbalife Ltd., Convertible,
4.250% 6/15/28 (b)	50,000	43,155

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (b)	$268,000	$267,963
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (b)	31,000	21,545
Perrigo Finance Unlimited Co.
4.650% STEP 6/15/30	280,000	257,392
		1,959,117
Pipelines — 6.8%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	565,000	533,991
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (d)	100,000	98,014
5 yr. CMT + 5.306% 7.125% VRN (d)	89,000	86,890
EnLink Midstream Partners LP
5.450% 6/01/47	52,000	45,255
5.600% 4/01/44 (c)	257,000	228,820
EQM Midstream Partners LP
6.000% 7/01/25 (b)	67,000	67,085
6.375% 4/01/29 (b)	137,000	138,006
6.500% 7/01/27 (b)	151,000	152,335
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	300,000	303,488
8.250% 1/15/29	25,000	25,665
8.875% 4/15/30	105,000	109,909
Harvest Midstream I LP
7.500% 9/01/28 (b)	389,000	394,419
ITT Holdings LLC
6.500% 8/01/29 (b)	524,000	478,202
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (b)	77,000	78,862
8.375% 2/15/32 (b)	137,000	140,440
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.375% 2/15/29 (b)	129,000	129,771
7.500% 10/01/25 (b)	171,000	171,685
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	133,000	119,720
4.125% 8/15/31 (b)	152,000	135,158
		3,437,715
Private Equity — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (b)	105,000	98,900
Real Estate Investment Trusts (REITS) — 1.9%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (b)	32,000	27,382
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (b)	56,000	58,391
RHP Hotel Properties LP/RHP Finance Corp.
6.500% 4/01/32 (b)	165,000	165,557
RLJ Lodging Trust LP
3.750% 7/01/26 (b)	107,000	101,897
4.000% 9/15/29 (b)	284,000	250,351
Service Properties Trust
4.375% 2/15/30	115,000	87,783

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.500% 9/15/25	$267,000	$270,599
		961,960
Retail — 3.8%
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	97,971
6.875% 11/01/35	222,000	227,008
BlueLinx Holdings, Inc.
6.000% 11/15/29 (b)	221,000	214,646
Brinker International, Inc.
8.250% 7/15/30 (b)	127,000	133,829
CEC Entertainment LLC
6.750% 5/01/26 (b)	107,000	105,989
Nordstrom, Inc.
5.000% 1/15/44	93,000	72,070
PetSmart, Inc./PetSmart Finance Corp.
4.750% 2/15/28 (b)	78,000	73,027
7.750% 2/15/29 (b)	141,000	137,269
Raising Cane's Restaurants LLC
9.375% 5/01/29 (b)	39,000	42,149
Sonic Automotive, Inc.
4.875% 11/15/31 (b) (c)	174,000	152,322
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375% 9/30/26 (b)	155,000	153,961
Staples, Inc.
7.500% 4/15/26 (b)	152,000	148,348
10.750% 4/15/27 (b)	89,000	84,598
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	192,000	175,043
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (b)	145,000	134,059
		1,952,289
Software — 1.0%
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b) (c)	165,000	156,825
UKG, Inc.
6.875% 2/01/31 (b)	152,000	154,846
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	198,000	181,539
		493,210
Telecommunications — 5.1%
Altice France Holding SA
10.500% 5/15/27 (b)	74,000	27,689
Altice France SA
5.125% 7/15/29 (b)	10,000	6,760
C&W Senior Finance Ltd.
6.875% 9/15/27 (b)	267,000	252,152
Connect Finco SARL/Connect US Finco LLC
6.750% 10/01/26 (b)	570,000	558,757
Consolidated Communications, Inc.
5.000% 10/01/28 (b)	90,000	75,014
6.500% 10/01/28 (b)	91,000	79,491
Frontier Communications Holdings LLC
6.000% 1/15/30 (b)	964,000	816,534

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	$158,000	$146,793
Level 3 Financing, Inc.
4.250% 7/01/28 (b)	68,000	31,960
11.000% 11/15/29 (b)	463,000	481,520
Viasat, Inc.
6.500% 7/15/28 (b) (c)	175,000	135,138
		2,611,808
Transportation — 1.3%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	191,000	169,700
Seaspan Corp.
5.500% 8/01/29 (b)	571,000	497,921
		667,621

TOTAL CORPORATE DEBT (Cost $45,674,019)		44,365,212

TOTAL BONDS & NOTES (Cost $50,270,179)		49,016,733

TOTAL LONG-TERM INVESTMENTS (Cost $50,270,179)		49,016,733

SHORT-TERM INVESTMENTS — 5.9%
Commercial Paper — 2.0%
Eversource Energy
5.681% 4/01/24 (b)	1,000,000	999,397
		999,397

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	1,652,695	1,652,695

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (f)	$292,504	292,504

TOTAL SHORT-TERM INVESTMENTS (Cost $2,945,199)		2,944,596

TOTAL INVESTMENTS — 102.1% (Cost $53,215,378) (g)		51,961,329

Other Assets/(Liabilities) — (2.1)%		(1,048,392)

NET ASSETS — 100.0%		$50,912,937

Abbreviation Legend

CMT	Constant Maturity Treasury Index
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $39,376,435 or 77.34% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,778,387 or 3.49% of net assets. The Fund received $164,007 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $292,556. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $298,414.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 83.1%

CORPORATE DEBT — 0.5%
Real Estate Investment Trusts (REITS) — 0.5%
SBA Tower Trust
2.836% 1/15/50 (a)	$1,000,000	$976,026

TOTAL CORPORATE DEBT (Cost $975,233)		976,026

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.0%
Automobile Asset-Backed Securities — 11.9%
American Credit Acceptance Receivables Trust, Series 2021-2, Class E
2.540% 7/13/27 (a)	3,800,000	3,667,579
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	900,855	896,294
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	815,667	763,318
Drive Auto Receivables Trust
Series 2021-1, Class C, 1.020% 6/15/27	31,906	31,844
Series 2021-1, Class D, 1.450% 1/16/29	4,500,000	4,361,202
Series 2021-3, Class C, 1.470% 1/15/27	1,618,951	1,594,293
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.730% 4/15/26 (a)	331,523	330,471
Series 2023-5A, Class A2, 6.200% 4/15/26	588,787	589,703
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	4,000,000	3,827,670
Ford Credit Auto Owner Trust, Series 2018-1, Class C
3.490% 7/15/31 (a)	2,000,000	1,959,320
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	764,140
Westlake Automobile Receivables Trust
Series 2020-3A, Class D, 1.650% 2/17/26 (a)	1,555,943	1,540,052

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	$1,200,000	$1,204,409
		21,530,295
Commercial Mortgage-Backed Securities — 7.4%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
7.122% FRN 7/15/35 (a)	1,000,000	995,122
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047%
7.373% FRN 12/15/37 (a)	308,865	308,672
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,498,060
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD Term SOFR + 1.647% 6.973% FRN 5/15/36 (a)	3,990,073	3,986,334
Series 2019-ICE4, Class E, 1 mo. USD Term SOFR + 2.197% 7.523% FRN 5/15/36 (a)	2,493,796	2,490,679
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 7.690% FRN 7/15/38 (a)	822,830	821,801
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 9.140% FRN 7/15/38 (a)	1,097,107	1,095,735
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
7.640% FRN 2/15/39 (a)	700,000	624,591
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
7.664% FRN 5/25/38 (a)	1,604,690	1,606,694
		13,427,688
Home Equity Asset-Backed Securities — 0.9%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
6.059% FRN 4/25/36	1,002,556	976,125
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
5.704% FRN 3/25/37	133,374	129,766
Residential Asset Securities Corporation Trust, Series 2005-EMX1, Class M1, 1 mo. USD Term SOFR + 0.759%
6.089% FRN 3/25/35	63,361	63,273
Structured Asset Securities Corp. Mortgage Loan Trust

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 5.614% FRN 1/25/37	$115,139	$113,304
Series 2006-WF1, Class M4, 1 mo. USD Term SOFR + 0.759% 6.089% FRN 2/25/36	51,080	51,002
Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 6.644% FRN 11/25/35 (a)	302,158	297,671
		1,631,141
Other Asset-Backed Securities — 17.3%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.640% FRN 9/15/41 (a)	43,544	42,985
ACHV ABS Trust
Series 2024-1PL, Class A, 5.900% 4/25/31 (a)	1,800,000	1,799,963
Series 2023-4CP, Class A, 6.810% 11/25/30 (a)	481,996	482,675
Series 2023-4CP, Class B, 7.240% 11/25/30 (a)	500,000	504,098
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	140,803	139,761
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	237,559	236,855
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	207,660	204,796
Series 2022-Z1, Class A, 4.550% 6/15/27 (a)	198,105	196,477
Series 2023-X1, Class A, 7.110% 11/15/28 (a)	3,542,411	3,559,259
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	371,332	362,190
Series 2021-A, Class A, 1.420% 11/17/33 (a)	1,432,624	1,366,756
Series 2022-C, Class A, 5.320% 10/17/35 (a)	1,105,234	1,099,937
Series 2023-A, Class A, 5.550% 4/17/36 (a)	1,120,073	1,113,254
Conn's Receivables Funding LLC, Series 2024-A, Class A
7.050% 1/16/29 (a)	1,704,075	1,706,816
Elara HGV Timeshare Issuer LLC, Series 2017-A, Class C
3.310% 3/25/30 (a)	103,544	103,292
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	312,818	309,807
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	208,570	206,393
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	1,963,480	1,811,285
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	441,675	433,508
Marlette Funding Trust, Series 2023-2A, Class A
6.040% 6/15/33 (a)	481,472	481,810
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	221,817	220,106

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	$127,508	$122,362
Pagaya AI Debt Trust, Series 2022-1, Class A
2.030% 10/15/29 (a)	1,537,992	1,522,713
PFS Financing Corp.
Series 2021-B, Class B, 1.090% 8/15/26 (a)	1,300,000	1,274,545
Series 2022-A, Class B, 2.770% 2/15/27 (a)	800,000	777,455
PVONE 2023-1, LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	1,084,710	1,093,107
RAM, Series 2024-1, Class A, Series 2024-1, Class A
6.669% 2/15/39 (a) (b) (c)	3,133,055	3,133,055
Reach Financial LLC, Series 2023-1A, Class A
7.050% 2/18/31 (a)	2,121,023	2,126,767
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	2,390,000	2,362,754
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	418,388	408,162
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	713,779	703,567
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	248,558	242,108
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	1,200,000	1,158,762
		31,307,380
Student Loans Asset-Backed Securities — 5.3%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	114,374	85,022
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,698
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 30 day USD SOFR Average + 0.914%
6.235% FRN 10/25/56 (a)	165,922	163,346
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 0.864%
6.194% FRN 8/25/42 (a)	73,559	73,111
Goal Capital Funding Trust, Series 2010-1, Class A, 90 day USD SOFR Average + 0.962%
6.320% FRN 8/25/48 (a)	54,991	54,989
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
5.973% FRN 6/28/39 (a)	263,727	236,494
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	60,094	57,943
Navient Private Education Refi Loan Trust

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-A, Class A, 0.840% 5/15/69 (a)	$1,564,780	$1,368,568
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	254,672	232,704
Navient Student Loan Trust, Series 2017-1A, Class A3, 30 day USD SOFR Average + 1.264%
6.585% FRN 7/26/66 (a)	281,397	283,468
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.785% FRN 3/23/37	854,830	812,138
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.823% FRN 1/25/38	436,227	370,073
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.865% FRN 6/25/41	146,968	129,299
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.973% FRN 10/25/40	870,503	788,857
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.935% FRN 6/25/41 (a)	375,000	361,164
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.845% FRN 12/15/39	629,113	554,896
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.895% FRN 3/15/40	940,913	859,415
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.823% FRN 1/25/70	199,472	186,079
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.833% FRN 10/25/40	281,809	263,764
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.843% FRN 1/25/41	283,922	264,893
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.933% FRN 1/25/55	252,933	239,756
Series 2004-8, Class B, 90 day USD SOFR Average + 0.722% 6.083% FRN 1/25/40	263,016	235,914
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.093% FRN 10/25/64	157,930	149,058
Series 2003-11, Class B, 90 day USD SOFR Average + 0.912% 6.265% FRN 12/15/38	222,371	212,988
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 6.160% FRN 1/15/37 (a)	429,100	426,595
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 6.310% FRN 7/15/36 (a)	590,204	585,696
Series 2014-A, Class A3, 1 mo. USD Term SOFR + 1.614% 6.940% FRN 4/15/32 (a)	47,237	47,249

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Alternative Trust, Series 2019-C, Class PT,
5.370% VRN 1/25/45 (a) (d)	$466,749	$449,281
		9,504,458
Whole Loan Collateral Collateralized Mortgage Obligations — 10.2%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (d)	834,999	725,928
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (d)	1,824,492	1,678,885
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (d)	477,722	451,942
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	748,639	714,406
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (d)	5,971,457	5,236,234
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
5.604% FRN 11/25/36	208,471	203,623
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD Term SOFR + 0.864%
6.194% FRN 5/25/55 (a)	4,044,733	4,045,552
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (d)	1,217,608	971,655
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 6.394% FRN 2/25/60 (a)	304,668	291,090
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (d)	632,180	554,693
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (d)	2,475,519	2,164,585
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (d)	807,233	775,431
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (d)	672,251	562,164
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (d)	167,348	163,467
		18,539,655

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $98,195,467)		95,940,617

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (e) — 10.6%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.159% 6.377% FRN 3/01/37	$68,367	$68,937
Whole Loans — 10.6%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 6.120% FRN 10/25/41 (a)	2,768,912	2,768,736
Series 2021-HQA3, Class M1, 30 day USD SOFR Average + 0.850% 6.170% FRN 9/25/41 (a)	5,220,172	5,195,446
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 6.170% FRN 11/25/41 (a)	1,629,537	1,628,230
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 6.620% FRN 2/25/42 (a)	1,725,561	1,729,563
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 7.135% FRN 1/25/50 (a)	548,335	552,168
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 7.320% FRN 4/25/42 (a)	1,478,302	1,498,067
Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214% 7.535% FRN 9/25/48 (a)	293,224	295,105
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 8.270% FRN 6/25/42 (a)	462,010	475,361
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 7.220% FRN 4/25/42 (a)	963,939	970,198
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 7.221% FRN 6/25/43 (a)	927,830	937,532
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.820% FRN 4/25/43 (a)	886,605	903,587
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.271% FRN 6/25/42 (a)	2,078,737	2,137,994
		19,091,987

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $19,100,656)		19,160,924

U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Bonds & Notes — 19.0%
U.S. Treasury Inflation-Indexed Bonds

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.125% 2/15/51	$473,764	$283,083
0.125% 2/15/52	609,252	358,280
0.250% 2/15/50	719,646	454,120
0.625% 2/15/43	268,246	205,867
0.750% 2/15/42	805,161	642,282
0.750% 2/15/45	988,673	758,340
0.875% 2/15/47	574,844	443,052
1.000% 2/15/46	455,494	364,497
1.000% 2/15/48	437,668	344,515
1.000% 2/15/49	306,360	239,949
1.375% 2/15/44	860,022	753,976
1.500% 2/15/53	570,554	497,972
2.125% 2/15/40	428,007	433,069
2.125% 2/15/41	281,622	285,186
2.125% 2/15/54	351,666	355,340
2.500% 1/15/29	359,063	368,852
3.375% 4/15/32	434,315	481,032
3.875% 4/15/29	1,519,366	1,661,077
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	1,790,715	1,746,346
0.125% 1/15/30	1,618,016	1,464,578
0.125% 7/15/30	1,383,117	1,245,971
0.125% 1/15/31	1,368,178	1,217,146
0.125% 7/15/31	1,553,202	1,374,089
0.125% 1/15/32	1,446,133	1,263,234
0.250% 7/15/29	1,832,375	1,689,502
0.375% 7/15/27	1,197,561	1,139,477
0.500% 1/15/28	1,775,185	1,679,648
0.625% 7/15/32	2,016,489	1,828,456
0.750% 7/15/28 (f)	1,504,864	1,437,581
0.875% 1/15/29	366,369	349,223
1.125% 1/15/33	1,863,378	1,747,498
1.250% 4/15/28	1,727,124	1,677,730
1.375% 7/15/33	1,979,894	1,900,062
1.625% 10/15/27	1,686,355	1,670,095
1.750% 1/15/34	351,106	346,609

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.375% 10/15/28	$1,610,816	$1,648,133
		34,355,867

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,963,761)		34,355,867

TOTAL BONDS & NOTES (Cost $155,235,117)		150,433,434

TOTAL LONG-TERM INVESTMENTS (Cost $155,235,117)		150,433,434

SHORT-TERM INVESTMENTS — 16.3%
Commercial Paper — 14.9%
American Honda Finance Corp.
5.620% 4/03/24	3,000,000	2,997,296
Avangrid, Inc.
5.573% 4/08/24 (a)	3,000,000	2,994,870
CRH America Finance, Inc.
5.671% 4/29/24 (a)	3,000,000	2,985,168
CVS Health Corp.
5.659% 4/03/24 (a)	3,000,000	2,997,301
Dominion Energy, Inc.
5.638% 4/10/24 (a)	3,000,000	2,994,102
Entergy Corp.
5.769% 4/22/24 (a)	3,000,000	2,988,464
Fortive Corp.
5.604% 4/08/24 (a)	3,000,000	2,995,002
L3Harris Technologies, Inc.
5.917% 4/17/24 (a)	3,000,000	2,990,865
Spire, Inc.
5.628% 4/22/24 (a)	3,000,000	2,988,476
		26,931,544
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (g)	2,647,925	2,647,925

TOTAL SHORT-TERM INVESTMENTS (Cost $29,595,535)		29,579,469

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 99.4% (Cost $184,830,652) (h)		$180,012,903

Other Assets/(Liabilities) — 0.6%		1,045,106

NET ASSETS — 100.0%		$181,058,009

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $125,998,295 or 69.59% of net assets.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $3,133,055 or 1.73% of net assets.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives.
(g)	Maturity value of $2,648,396. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $2,700,937.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/18/24	1	$114,643	$(34)
U.S. Treasury Ultra Bond	6/18/24	1	128,003	997
				$963
Short
U.S. Treasury Long Bond	6/18/24	3	$(357,249)	$(4,064)
U.S. Treasury Note 2 Year	6/28/24	210	(42,976,037)	34,318
U.S. Treasury Note 5 Year	6/28/24	40	(4,285,485)	4,860
				$35,114

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.706%	Annually	11/07/25	USD	10,000,000	$(2,672)	$—	$(2,672)
Fixed 2.114%	Maturity	U.S. Consumer Price Index	Maturity	1/04/26	USD	3,500,000	22,076	—	22,076
12-Month USD SOFR	Annually	Fixed 4.077%	Annually	2/02/26	USD	10,000,000	(91,697)	—	(91,697)
12-Month USD SOFR	Annually	Fixed 4.213%	Annually	2/06/26	USD	10,000,000	(67,315)	—	(67,315)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	4,000,000	10,598	—	10,598
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	2,000,000	3,607	—	3,607
							$(125,403)	$—	$(125,403)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	5/31/24	USD	29,863,762	$778,362	$—	$778,362
Fed Funds + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/31/24	USD	36,351,911	299,149	—	299,149
Fed Funds + 22.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	4/30/24	USD	36,682,467	1,975,784	—	1,975,784
Fed Funds + 20.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/30/24	USD	30,584,877	251,691	—	251,691
								$3,304,986	$—	$3,304,986

Currency Legend

USD	U.S. Dollar

MML iShares 60/40 Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 102.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	41,649	$2,135,761
iShares 20+ Year Treasury Bond ETF	9,030	854,419
iShares Broad USD High Yield Corporate Bond ETF	11,663	426,749
iShares Core Dividend Growth ETF	22,161	1,286,668
iShares Core International Aggregate Bond ETF	4,278	213,686
iShares Core MSCI Emerging Markets ETF	16,637	858,469
iShares Core MSCI International Developed Markets ETF	82,627	5,546,750
iShares Core S&P 500 ETF	7,320	3,848,343
iShares Core S&P Mid-Cap ETF	14,116	857,406
iShares Core S&P Total US Stock Market ETF	114,987	13,258,001
iShares Core U.S. Aggregate Bond ETF	137,366	13,453,626

TOTAL EXCHANGE-TRADED FUNDS (Cost $40,700,194)		42,739,878

TOTAL LONG-TERM INVESTMENTS (Cost $40,700,194)		42,739,878

SHORT-TERM INVESTMENTS — 3.1%

	Principal Amount
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (a)	$1,309,702	1,309,702

TOTAL SHORT-TERM INVESTMENTS (Cost $1,309,702)		1,309,702

TOTAL INVESTMENTS — 105.3% (Cost $42,009,896) (b)		44,049,580

Other Assets/(Liabilities) — (5.3)%		(2,232,928)

NET ASSETS — 100.0%		$41,816,652

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $1,309,935. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,335,923.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML iShares 80/20 Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	67,852	$3,479,451
iShares 20+ Year Treasury Bond ETF	7,413	701,418
iShares Broad USD High Yield Corporate Bond ETF	19,064	697,552
iShares Core Dividend Growth ETF	36,532	2,121,048
iShares Core International Aggregate Bond ETF	13,960	697,302
iShares Core MSCI Emerging Markets ETF	67,787	3,497,809
iShares Core MSCI International Developed Markets ETF (a)	156,034	10,474,562
iShares Core S&P 500 ETF	10,669	5,609,013
iShares Core S&P Mid-Cap ETF	46,673	2,834,918
iShares Core S&P Total US Stock Market ETF	274,013	31,593,699
iShares Core U.S. Aggregate Bond ETF	85,505	8,374,360

TOTAL EXCHANGE-TRADED FUNDS (Cost $62,511,707)		70,081,132

TOTAL LONG-TERM INVESTMENTS (Cost $62,511,707)		70,081,132

SHORT-TERM INVESTMENTS — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	47,950	47,950

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$141,907	141,907

TOTAL SHORT-TERM INVESTMENTS (Cost $189,857)		189,857

TOTAL INVESTMENTS — 100.2% (Cost $62,701,564) (d)		70,270,989

Other Assets/(Liabilities) — (0.2)%		(112,326)

NET ASSETS — 100.0%		$70,158,663

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $46,991 or 0.07% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $141,932. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $144,838.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.1%

CORPORATE DEBT — 38.3%
Aerospace & Defense — 0.1%
Boeing Co.
5.930% 5/01/60	$605,000	$567,209
Agriculture — 0.3%
Reynolds American, Inc.
5.850% 8/15/45	985,000	913,633
Viterra Finance BV
3.200% 4/21/31 (a)	1,315,000	1,138,389
		2,052,022
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1A, Class A,
4.100% 10/01/29	1,101,122	1,009,977
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	276,698	266,968
		1,276,945
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
5.800% 3/05/27	1,276,000	1,280,719
General Motors Co.
5.150% 4/01/38	800,000	750,897
General Motors Financial Co., Inc.
3.100% 1/12/32	750,000	635,250
5.400% 5/08/27	337,000	337,881
Hyundai Capital America
1.650% 9/17/26 (a)	1,425,000	1,303,385
		4,308,132
Banks — 7.8%
AIB Group PLC Secured Overnight Financing Rate + 2.330%
6.608% VRN 9/13/29 (a)	1,576,000	1,642,924
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	2,107,560
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	1,475,000	1,383,757
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,145,000	1,896,324
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	1,150,000	1,034,478
Bank of Ireland Group PLC Secured Overnight Financing Rate + 1.620%
5.601% VRN 3/20/30 (a)	654,000	651,398
Bank of Montreal 5 yr. CMT + 2.979%
4.800% VRN (b)	1,475,000	1,441,402
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (b)	1,300,000	1,254,670
5 yr. CMT + 5.431% 8.000% VRN (b)	1,382,000	1,379,152

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BNP Paribas SA Secured Overnight Financing Rate + 1.590%
5.497% VRN 5/20/30 (a)	$970,000	$972,120
BPCE SA Secured Overnight Financing Rate + 1.730%
3.116% VRN 10/19/32 (a)	1,860,000	1,524,254
Citigroup, Inc. Secured Overnight Financing Rate + 3.813%
5.000% VRN (b)	1,155,000	1,147,864
Danske Bank AS 1 yr. CMT + 1.400%
5.705% VRN 3/01/30 (a)	582,000	585,718
Discover Bank 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	3,105,000	3,088,766
Goldman Sachs Group, Inc. Secured Overnight Financing Rate + 1.410%
3.102% VRN 2/24/33	1,500,000	1,282,869
HSBC Holdings PLC Secured Overnight Financing Rate + 1.285%
2.206% VRN 8/17/29	1,203,000	1,054,342
ING Groep NV
5 yr. USD Swap + 4.446% 6.500% VRN (b)	1,950,000	1,925,779
5 yr. USD ICE Swap + 4.204% 6.750% VRN (a) (b)	1,200,000	1,200,000
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	1,000,000	874,158
Lloyds Banking Group PLC
5 yr. USD Swap + 4.760% 7.500% VRN (b)	2,100,000	2,087,374
1 yr. CMT + 3.750% 7.953% VRN 11/15/33	1,030,000	1,159,661
5 yr. CMT + 3.913% 8.000% VRN (b)	975,000	981,694
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	3,440,000	2,843,988
Morgan Stanley
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	1,270,000	1,004,423
Secured Overnight Financing Rate + 2.620% 5.297% VRN 4/20/37	2,320,000	2,225,806
National Australia Bank Ltd. 5 yr. CMT + 1.700%
3.347% VRN 1/12/37 (a)	2,960,000	2,503,489
NatWest Group PLC
5 yr. CMT + 2.100% 3.754% VRN 11/01/29	700,000	688,113
5 yr. CMT + 5.625% 6.000% VRN (b)	825,000	805,605
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,400,000	1,292,728
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b)	1,900,000	1,908,803
SVB Financial Group
4.250% (b) (c)	298,000	4,479
Swedbank AB 5 yr. CMT + 4.134%
5.625% VRN (a) (b)	1,200,000	1,192,500
Synovus Bank
5.625% 2/15/28	1,563,000	1,517,827
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	2,781,000	2,916,860
UBS Group AG 1 yr. CMT + 1.800%
6.246% VRN 9/22/29 (a)	788,000	812,988
		50,393,873
Beverages — 0.4%
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	427,936
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	396,000	398,125
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	1,553,337

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 5/01/42	$360,000	$340,846
		2,720,244
Biotechnology — 0.3%
Amgen, Inc.
5.600% 3/02/43	982,000	999,111
5.750% 3/02/63	700,000	713,964
		1,713,075
Chemicals — 0.3%
Dow Chemical Co.
5.600% 2/15/54	700,000	697,237
LYB International Finance III LLC
4.200% 5/01/50	1,475,000	1,153,812
		1,851,049
Computers — 0.1%
Kyndryl Holdings, Inc.
6.350% 2/20/34	568,000	583,030
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	1,965,000	1,685,295
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,142,250
3.950% 7/15/26 (a)	3,005,000	2,824,041
8.500% 5/18/25 (a)	720,000	732,388
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,470,472
ARES Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,046,254
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,755,000	2,450,271
3.250% 2/15/27 (a)	1,610,000	1,495,175
4.250% 4/15/26 (a)	1,976,000	1,907,081
Blue Owl Finance LLC
3.125% 6/10/31 (a)	1,195,000	1,000,568
4.125% 10/07/51 (a)	1,089,000	744,623
Charles Schwab Corp.
5 yr. CMT + 3.168% 4.000% VRN (b)	2,000,000	1,871,147
Secured Overnight Financing Rate + 2.500% 5.853% VRN 5/19/34	921,000	943,148
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,556,651	1,480,575
		21,793,288
Electric — 1.7%
CMS Energy Corp.
4.875% 3/01/44	780,000	724,568
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	239,000	267,544
Dominion Energy, Inc.
5.950% 6/15/35	650,000	669,154
Duke Energy Florida LLC
6.200% 11/15/53	660,000	727,642
Emera, Inc. 3 mo. USD LIBOR + 5.440%
6.750% VRN 6/15/76	1,625,000	1,604,889

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Texas, Inc.
5.800% 9/01/53	$1,185,000	$1,223,342
Indianapolis Power & Light Co.
5.700% 4/01/54 (a)	358,000	358,949
IPALCO Enterprises, Inc.
5.750% 4/01/34 (a)	547,000	545,265
MidAmerican Energy Co.
5.300% 2/01/55	492,000	486,686
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	1,250,000	1,134,039
Pacific Gas & Electric Co.
2.500% 2/01/31	775,000	644,473
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52	1,025,000	945,610
6.000% 10/15/39	166,000	169,058
Tampa Electric Co.
4.450% 6/15/49	450,000	385,396
Virginia Electric & Power Co.
5.350% 1/15/54	931,000	912,581
		10,799,196
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32	1,275,000	1,138,879
Food — 0.7%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32	2,300,000	1,967,961
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,354,796
3.000% 10/15/30 (a)	943,000	780,670
4.250% 2/01/27 (a)	800,000	768,234
		4,871,661
Gas — 0.3%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,361,026
NiSource, Inc.
5.800% 2/01/42	950,000	925,506
		2,286,532
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	1,860,000	1,885,600
Health Care – Services — 0.5%
City of Hope
4.378% 8/15/48	1,050,000	863,807
HCA, Inc.
5.900% 6/01/53	1,470,000	1,478,117
Humana, Inc.
5.750% 4/15/54	808,000	813,265
		3,155,189

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 7.0%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	$4,200,000	$3,895,512
Allstate Corp., (Acquired 11/30/18, Cost $2,909,256) 3 mo. USD Term SOFR + 3.200%
8.507% VRN 8/15/53 (d)	2,885,000	2,885,854
Arthur J Gallagher & Co.
5.750% 7/15/54	565,000	565,774
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,636,352
Athene Global Funding
2.673% 6/07/31 (a)	2,505,000	2,075,222
5.684% 2/23/26 (a)	1,815,000	1,821,753
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	1,315,000	1,172,926
Brighthouse Financial, Inc.
4.700% 6/22/47	1,350,000	1,070,521
CNO Global Funding
2.650% 1/06/29 (a)	1,376,000	1,198,193
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	3,281,000	3,284,932
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	1,110,000	1,034,063
5 yr. CMT + 5.468% 5.750% VRN 9/01/40	2,200,000	2,133,790
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (b)	885,000	864,901
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	3,312,000	2,742,801
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,757,745
6.750% 3/15/54 (a)	408,000	418,532
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,485,000	2,303,077
Hill City Funding Trust
4.046% 8/15/41 (a)	3,800,000	2,772,180
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,381,000	1,246,700
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	777,292
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	3,106,986
4.450% 5/12/27 (a)	270,000	257,395
4.750% 4/08/32 (a)	805,000	707,813
6.875% 4/15/34 (a)	626,000	630,273
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,001,928
Vitality Re XV Ltd. 3 mo. U.S. Treasury Bill Rate + 2.500%
7.862% FRN 1/08/29 (a)	3,016,000	3,011,778
		45,374,293
Investment Companies — 2.0%
ARES Capital Corp.
2.150% 7/15/26	1,850,000	1,703,535
5.875% 3/01/29	990,000	987,039
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,316,000	1,303,693
Blackstone Private Credit Fund
2.625% 12/15/26	3,425,000	3,125,047

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Blue Owl Credit Income Corp.
4.700% 2/08/27	$1,945,000	$1,845,157
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a) (e)	1,295,000	1,278,936
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	808,527
6.000% 7/15/29	1,322,000	1,298,362
HPS Corporate Lending Fund
6.750% 1/30/29 (a)	623,000	621,859
		12,972,155
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	975,000	928,952
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	1,250,000	964,385
6.484% 10/23/45	1,485,000	1,376,332
Discovery Communications LLC
4.000% 9/15/55	1,210,000	828,089
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	1,100,000	1,016,372
6.875% 4/30/36	1,100,000	1,038,914
Time Warner Cable LLC
6.750% 6/15/39	985,000	938,183
		7,091,227
Oil & Gas — 2.0%
BP Capital Markets PLC
5 yr. CMT + 4.398% 4.875% VRN (b)	1,475,000	1,407,180
5 yr. CMT + 2.153% 6.450% VRN (b)	663,000	686,596
EQT Corp.
3.900% 10/01/27	835,000	793,696
7.000% STEP 2/01/30 (f)	1,795,000	1,907,091
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,113,829
6.500% 2/01/38	545,000	567,768
7.100% 7/15/53	1,403,000	1,569,725
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,435,000	2,301,373
5.150% 11/15/29 (f)	1,225,000	1,198,558
Petroleos Mexicanos
5.350% 2/12/28	665,000	589,113
6.375% 1/23/45	595,000	383,652
6.500% 3/13/27	585,000	551,010
6.625% 6/15/35	140,000	106,208
		13,175,799
Oil & Gas Services — 0.2%
Nov, Inc.
3.950% 12/01/42	1,506,000	1,148,481
Pharmaceuticals — 1.1%
AbbVie, Inc.
4.700% 5/14/45	860,000	804,181
Cigna Group
4.800% 7/15/46	880,000	799,939

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Health Corp.
5.050% 3/25/48	$455,000	$413,221
5.875% 6/01/53	1,050,000	1,068,174
6.125% 9/15/39	560,000	579,556
CVS Pass-Through Trust
5.926% 1/10/34 (a)	847,690	832,303
7.507% 1/10/32 (a)	688,995	713,307
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,325,000	1,928,856
		7,139,537
Pipelines — 1.4%
Cheniere Energy, Inc.
5.650% 4/15/34 (a)	432,000	435,085
Energy Transfer LP
5.950% 5/15/54	660,000	658,644
3 mo. USD Term SOFR + 4.290% 9.597% VRN (b)	2,370,000	2,359,919
EnLink Midstream Partners LP
5.450% 6/01/47	1,125,000	979,065
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	1,250,000	1,186,132
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
9.679% VRN (b)	2,345,000	2,330,172
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	1,195,000	1,014,268
		8,963,285
Private Equity — 0.6%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,424,022
Brookfield Finance, Inc.
5.968% 3/04/54	1,371,000	1,418,168
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	498,721
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,271,000	855,087
		4,195,998
Real Estate — 0.1%
CBRE Services, Inc.
5.500% 4/01/29	604,000	607,647
Real Estate Investment Trusts (REITS) — 2.9%
Broadstone Net Lease LLC
2.600% 9/15/31	2,120,000	1,675,148
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	2,246,179
GLP Capital LP/GLP Financing II, Inc.
5.750% 6/01/28	1,050,000	1,050,776
Kimco Realty OP LLC
4.125% 12/01/46	460,000	352,093
4.450% 9/01/47	800,000	651,063
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,625,000	1,387,039
3.625% 10/01/29	650,000	580,199
4.500% 4/01/27	608,000	588,377

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Piedmont Operating Partnership LP
2.750% 4/01/32	$1,035,000	$743,759
9.250% 7/20/28	772,000	822,108
Rexford Industrial Realty LP
2.125% 12/01/30	1,137,000	929,328
Service Properties Trust
4.950% 10/01/29	1,155,000	945,567
Store Capital LLC
4.500% 3/15/28	2,075,000	1,966,701
4.625% 3/15/29	1,700,000	1,601,618
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	900,000	852,976
WEA Finance LLC
2.875% 1/15/27 (a)	2,420,000	2,213,143
		18,606,074
Retail — 0.0%
Alimentation Couche-Tard, Inc.
5.617% 2/12/54 (a)	196,000	197,839
Software — 0.5%
Electronic Arts, Inc.
2.950% 2/15/51	1,100,000	735,298
Microsoft Corp.
2.921% 3/17/52	2,064,000	1,459,196
Oracle Corp.
6.900% 11/09/52	712,000	819,265
		3,013,759
Telecommunications — 1.4%
AT&T, Inc.
3.550% 9/15/55	3,953,000	2,764,038
British Telecommunications PLC
9.625% STEP 12/15/30	1,280,000	1,570,087
Cisco Systems, Inc.
5.300% 2/26/54	248,000	254,568
Motorola Solutions, Inc.
5.400% 4/15/34	722,000	720,574
Sprint Capital Corp.
8.750% 3/15/32	1,250,000	1,515,690
T-Mobile USA, Inc.
6.000% 6/15/54	974,000	1,041,056
Vodafone Group PLC
4.250% 9/17/50	1,150,000	928,280
		8,794,293
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	2,982,125
3.375% 1/20/27	1,745,000	1,602,505
		4,584,630

TOTAL CORPORATE DEBT (Cost $263,374,324)		247,260,941

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.8%
Commercial Mortgage-Backed Securities — 8.5%
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (g)	$2,100,000	$1,163,582
Benchmark Mortgage Trust
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (g)	3,587,000	2,494,122
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (g)	2,200,000	1,657,249
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (g)	2,500,000	1,821,051
BGME Trust
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (g)	2,800,000	2,097,641
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (g)	12,518,000	9,836,984
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
7.241% FRN 6/15/38 (a)	1,677,213	1,658,348
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	1,100,000	1,057,718
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	452,479	396,709
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	392,445	334,363
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.461% VRN 4/12/42 (a) (g)	1,600,000	1,280,374
COMM Mortgage Trust
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	643,560
Series 2015-CR23, Class C, 4.283% VRN 5/10/48 (g)	1,000,000	913,733
Series 2014-LC17, Class C, 4.537% VRN 10/10/47 (g)	2,908,000	2,764,351
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 7.690% FRN 10/15/43 (a)	2,629,000	2,315,844
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 8.190% FRN 10/15/43 (a)	908,000	718,183
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364%
7.690% FRN 7/15/38 (a)	1,828,511	1,826,225
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
7.195% FRN 8/15/38 (a)	1,586,968	1,524,935
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 7.090% FRN 2/15/39 (a)	2,900,000	2,749,661
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 7.440% FRN 2/15/39 (a)	5,000,000	4,656,679
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 7.640% FRN 2/15/39 (a)	4,100,000	3,658,319
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.190% FRN 3/15/38 (a)	1,902,047	1,859,254
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	626,261
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (g)	2,253,000	1,445,484
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD Term SOFR + 1.715%
7.040% FRN 4/15/38 (a)	1,342,203	1,332,136
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,198,000	1,092,145
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.541% FRN 7/15/39 (a)	3,761,000	2,544,081

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	$400,000	$365,319
		54,834,311
Home Equity Asset-Backed Securities — 0.1%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.644% FRN 11/25/35 (a)	854,379	841,690
Other Asset-Backed Securities — 9.3%
AASET Trust, Series 2021-2A, Class B
3.538% 1/15/47 (a)	857,087	721,195
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.472%
6.786% FRN 10/15/34 (a)	2,000,000	2,000,092
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.874% FRN 4/26/35 (a)	1,750,000	1,757,548
Atrium XV, Series 15A, Class B, 3 mo. USD Term SOFR + 2.012%
7.327% FRN 1/23/31 (a)	1,190,000	1,190,630
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.618% FRN 4/18/35 (a)	750,000	750,130
Business Jet Securities LLC
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	140,087	136,138
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	412,125	396,285
Carlyle US CLO Ltd., Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.962%
7.276% FRN 7/15/34 (a)	1,400,000	1,400,189
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242%
6.559% FRN 4/20/31 (a)	654,371	654,762
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, 3 mo. USD Term SOFR + 1.482%
6.796% FRN 10/15/36 (a)	2,000,000	2,000,384
Eaton Vance CLO Ltd.
Series 2020-2A, Class BR, 3 mo. USD Term SOFR + 1.962% 7.276% FRN 1/15/35 (a)	1,400,000	1,399,969
Series 2018-1A, Class B, 3 mo. USD Term SOFR + 2.012% 7.326% FRN 10/15/30 (a)	1,700,000	1,700,185
Series 2020-1A, Class CR, 3 mo. USD Term SOFR + 2.312% 7.626% FRN 10/15/34 (a)	350,000	349,985
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD Term SOFR + 1.912%
7.229% FRN 10/20/34 (a)	350,000	350,322
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
7.220% FRN 5/20/36 (a) (e)	500,000	500,090
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class A, 3 mo. USD Term SOFR + 1.392%
6.709% FRN 10/20/34 (a)	1,000,000	1,000,518
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,482,702	1,251,684
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	392,215	354,728
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	645,047	579,088
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD Term SOFR + 1.962%
7.279% FRN 1/20/31 (a)	1,290,000	1,290,141

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	$332,141	$293,791
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	375,714	323,131
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	109,401	95,246
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	426,694	381,740
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	87,950	78,614
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	664,561	618,471
Invesco CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.912%
7.229% FRN 10/22/34 (a)	2,000,000	1,999,968
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,604,719	1,429,162
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 3 mo. USD Term SOFR + 2.462%
7.760% FRN 10/18/30 (a)	620,000	620,108
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.176% FRN 7/15/30 (a)	1,665,000	1,665,058
Madison Park Funding XXXII Ltd., Series 2018-32A, Class CR, 3 mo. USD Term SOFR + 2.262%
7.579% FRN 1/22/31 (a)	1,000,000	1,000,012
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,184,701
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	550,453
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
1.000% FRN 4/18/36 (a) (e)	700,000	700,123
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
6.878% FRN 4/15/37 (a)	1,000,000	1,000,675
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	142,734	133,569
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	128,878	123,735
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD Term SOFR + 1.912%
7.226% FRN 7/15/34 (a)	1,800,000	1,801,282
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class B, 3 mo. USD Term SOFR + 1.912%
7.226% FRN 10/14/35 (a)	1,350,000	1,350,921
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,102,477
OCP CLO Ltd., Series 2018-15A, Class A1, 3 mo. USD Term SOFR + 1.362%
6.679% FRN 7/20/31 (a)	244,596	244,720
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	289,005	282,669
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.429% FRN 10/20/34 (a)	450,000	450,032
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.749% FRN 10/30/34 (a)	1,000,000	1,000,829
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD Term SOFR + 1.812%
7.129% FRN 4/20/34 (a)	1,500,000	1,483,912
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.716% FRN 10/15/35 (a)	1,000,000	1,000,522

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD Term SOFR + 1.352%
6.666% FRN 1/15/30 (a)	$1,787,868	$1,788,143
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
7.167% FRN 1/15/37 (a)	750,000	749,977
RRX 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD Term SOFR + 2.012%
7.326% FRN 1/15/37 (a)	500,000	500,027
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	430,483	400,340
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.250%
7.568% FRN 4/20/35 (a)	1,500,000	1,516,090
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	38,572	37,887
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	381,394	360,569
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,628,422	1,484,384
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
6.837% FRN 4/17/37 (a)	2,000,000	1,999,244
THL Credit Wind River CLO Ltd., Series 2018-2A, Class B, 3 mo. USD Term SOFR + 2.012%
7.326% FRN 7/15/30 (a)	1,150,000	1,150,021
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,385,919	2,198,767
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,139,871	1,038,822
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	520,573	458,120
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
7.229% FRN 10/20/32 (a)	1,000,000	1,000,460
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,577,724	1,471,247
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862%
7.179% FRN 1/20/35 (a)	500,000	496,395
WAVE Trust, Series 2017-1A, Class C
6.656% 11/15/42 (a)	2,312,635	464,864
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	492,386	469,992
Wind River CLO Ltd., Series 2016-2A, Class BR, 3 mo. USD Term SOFR + 2.062%
7.368% FRN 11/01/31 (a)	900,000	899,374
		60,184,707
Student Loans Asset-Backed Securities — 2.4%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,103,575	1,003,821
Series 2019-A, Class C, 4.460% 12/28/48 (a)	735,903	668,971
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 30 day USD SOFR Average + 1.614%
6.935% FRN 6/25/48 (a)	1,200,000	1,185,214
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
6.935% FRN 10/25/56 (a)	1,100,000	1,063,462
Educational Funding of the South, Inc., Series 2011-1, Class B, 90 day USD SOFR Average + 3.962%
9.323% FRN 4/25/46	625,000	625,143
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	452,646	429,104

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I
Series 2004-1, Class B1, 5.784% FRN 1/01/44 (a) (g)	$450,000	$387,302
Series 2004-1, Class B2, 5.793% FRN 1/01/44 (a) (g)	450,000	387,279
Nelnet Student Loan Trust
Series 2005-4, Class A4R1, 1.658% FRN 3/22/32 (g)	110,000	109,156
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,622,446
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 6.835% FRN 4/25/67 (a)	3,250,000	3,092,515
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.833% FRN 10/25/40	1,454,838	1,361,679
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.913% FRN 1/25/44	1,069,190	1,012,298
SoFi Alternative Trust, Series 2019-C, Class PT,
5.370% VRN 1/25/45 (a) (g)	1,462,479	1,407,748
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (g)	990,000	914,569
		15,270,707
Whole Loan Collateral Collateralized Mortgage Obligations — 2.3%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.258% VRN 8/25/34 (g)	4,893	4,773
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (g)	1,330,000	842,319
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (g)	3,531,037	2,801,105
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (g)	1,955,152	1,576,646
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (g)	2,291,760	1,816,578
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (g)	5,400,000	3,739,145
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (g)	2,448,000	1,660,617
Verus Securitization Trust, Series 2021-3, Class M1,
2.397% VRN 6/25/66 (a) (g)	3,640,000	2,442,079
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.933% VRN 11/25/48 (a) (g)	32,762	30,664
		14,913,926
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (g)	1,298,547	1,030,113

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $168,401,690)		147,075,454

SOVEREIGN DEBT OBLIGATION — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,652,000	1,374,990

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,645,806)		1,374,990

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (H) — 29.9%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	$10,562	$10,880
Pass-Through Securities — 29.9%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,020,070	1,620,594
Pool #RA4255 2.000% 1/01/51	4,113,213	3,308,808
Pool #RA5576 2.500% 7/01/51	7,331,910	6,147,948
Pool #SD0905 3.000% 3/01/52	3,189,317	2,762,201
Pool #J13972 3.500% 1/01/26	3,445	3,387
Pool #C91344 3.500% 11/01/30	31,186	30,008
Pool #C91424 3.500% 1/01/32	19,878	19,108
Pool #RA2483 3.500% 6/01/50	3,494,373	3,163,032
Pool #SD1523 4.000% 8/01/52	4,934,362	4,611,872
Pool #SD1603 4.000% 9/01/52	3,108,276	2,878,906
Pool #C91239 4.500% 3/01/29	1,390	1,372
Pool #C91251 4.500% 6/01/29	9,804	9,678
Pool #C90939 5.500% 12/01/25	2,783	2,774
Pool #C91026 5.500% 4/01/27	6,979	6,974
Pool #D97258 5.500% 4/01/27	1,211	1,210
Pool #C91074 5.500% 8/01/27	738	737
Pool #D97417 5.500% 10/01/27	5,190	5,196
Pool #C91128 5.500% 12/01/27	533	534
Pool #C91148 5.500% 1/01/28	16,502	16,512
Pool #C91176 5.500% 5/01/28	6,664	6,679
Pool #C91217 5.500% 11/01/28	2,728	2,733
Pool #SD4364 5.500% 10/01/53	5,400,309	5,402,502
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	6,030,175	5,028,151
Pool #FM8596 2.500% 9/01/51	1,930,613	1,618,253
Pool #FM9227 2.500% 10/01/51	4,111,940	3,440,231
Pool #FM9104 2.500% 10/01/51	5,612,890	4,701,254
Pool #FS3035 2.500% 4/01/52	8,574,350	7,192,436
Pool #MA3029 3.000% 6/01/32	923,324	875,593
Pool #MA3090 3.000% 8/01/32	378,931	358,634
Pool #AO8180 3.000% 9/01/42	9,138	8,231
Pool #AP8668 3.000% 12/01/42	70,407	63,354
Pool #AR1975 3.000% 12/01/42	13,132	11,832
Pool #AB7401 3.000% 12/01/42	47,316	42,637
Pool #AB7397 3.000% 12/01/42	58,358	52,544
Pool #AR0306 3.000% 1/01/43	3,693	3,326
Pool #AR5391 3.000% 1/01/43	15,273	13,730
Pool #AR4109 3.000% 2/01/43	51,644	46,434
Pool #AL3215 3.000% 2/01/43	45,495	40,943
Pool #AR4432 3.000% 3/01/43	21,612	19,437
Pool #AT0169 3.000% 3/01/43	107,079	96,264
Pool #MA1368 3.000% 3/01/43	89,652	80,662
Pool #AB8809 3.000% 3/01/43	23,938	21,553
Pool #AR2174 3.000% 4/01/43	88,944	79,968
Pool #FS1075 3.000% 3/01/52	3,273,780	2,853,717
Pool #CB3304 3.000% 4/01/52	5,014,306	4,370,913
Pool #CB3305 3.000% 4/01/52	6,011,758	5,232,866
Pool #AS1304 3.500% 12/01/28	302,048	293,038
Pool #MA1356 3.500% 2/01/43	3,288,750	3,016,588
Pool #CA6096 3.500% 6/01/50	3,894,640	3,508,307

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM4017 3.500% 8/01/50	$266,336	$241,081
Pool #CB3842 3.500% 6/01/52	9,768,649	8,810,321
Pool #AA3980 4.500% 4/01/28	10,016	9,899
Pool #CA1909 4.500% 6/01/48	1,790,583	1,730,605
Pool #CB3866 4.500% 6/01/52	5,623,916	5,400,388
Pool #CB4129 4.500% 7/01/52	4,916,389	4,687,182
Pool #AD6437 5.000% 6/01/40	157,890	159,049
Pool #AD6996 5.000% 7/01/40	1,051,820	1,060,038
Pool #AL8173 5.000% 2/01/44	380,286	383,004
Pool #AD0836 5.500% 11/01/28	13,967	13,957
Government National Mortgage Association
Pool #491089 7.000% 12/15/28	1,340	1,339
Pool #480539 7.000% 4/15/29	51	52
Pool #500928 7.000% 5/15/29	2,031	2,070
Pool #488634 7.000% 5/15/29	1,134	1,151
Pool #510083 7.000% 7/15/29	104	106
Pool #493723 7.000% 8/15/29	1,534	1,566
Pool #581417 7.000% 7/15/32	2,670	2,709
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,894,347	1,685,272
Pool #MA6283 3.000% 11/20/49	3,433,021	3,051,980
Pool #MA6409 3.000% 1/20/50	3,543,023	3,149,773
Pool #MA4321 3.500% 3/20/47	2,109,337	1,943,124
Pool #8746 1 yr. CMT + 1.500% 3.750% FRN 11/20/25	503	495
Pool #80136 1 yr. CMT + 1.500% 3.750% FRN 11/20/27	214	209
Government National Mortgage Association II, TBA
2.500% 4/20/54 (e)	13,050,000	11,114,303
3.000% 4/20/54 (e)	9,125,000	8,048,419
3.500% 4/20/54 (e)	5,770,000	5,250,028
4.500% 4/20/54 (e)	2,000,000	1,921,617
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/54 (e)	6,925,000	5,478,689
2.500% 4/01/54 (e)	14,750,000	12,192,374
3.000% 4/01/54 (e)	7,525,000	6,475,615
3.500% 4/01/54 (e)	2,000,000	1,789,453
4.000% 4/01/54 (e)	4,650,000	4,305,973
4.500% 4/01/54 (e)	1,975,000	1,880,648
5.000% 4/01/39 (e)	6,300,000	6,288,434
5.000% 4/01/54 (e)	10,300,000	10,052,961
5.500% 4/01/54 (e)	13,400,000	13,335,617
		193,543,162

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $204,818,253)		193,554,042

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds & Notes — 7.9%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	14,200,000	9,468,830
U.S. Treasury Notes
0.250% 10/31/25	38,500,000	35,862,434

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.375% 10/31/28	$6,300,000	$5,550,652
		50,881,916

TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,885,977)		50,881,916

TOTAL BONDS & NOTES (Cost $689,126,050)		640,147,343

TOTAL LONG-TERM INVESTMENTS (Cost $689,126,050)		640,147,343

SHORT-TERM INVESTMENTS — 14.6%
Commercial Paper — 14.2%
Amcor Flexibles North America, Inc.
5.588% 4/05/24 (a)	10,000,000	9,987,847
American Electric Power Co., Inc.
5.582% 4/08/24 (a)	7,000,000	6,988,338
American Honda Finance Corp.
5.620% 4/03/24	8,000,000	7,992,789
Avangrid, Inc.
5.600% 4/16/24 (a)	11,000,000	10,967,209
CRH America Finance, Inc.
5.630% 4/09/24 (a)	6,000,000	5,989,084
Dominion Energy, Inc.
5.638% 4/10/24 (a)	2,000,000	1,996,068
Fortive Corp.
5.604% 4/08/24 (a)	2,000,000	1,996,668
L3Harris Technologies, Inc.
5.917% 4/17/24 (a)	10,000,000	9,969,550
Mosaic Co.
5.633% 4/18/24 (a)	8,000,000	7,974,310
NextEra Energy Capital Holdings, Inc.
5.654% 4/08/24 (a)	3,000,000	2,994,997
NiSource, Inc.
5.620% 4/03/24 (a)	6,000,000	5,994,571
Nutrien Ltd.
5.618% 4/24/24 (a)	12,000,000	11,950,065
OGE Energy Corp.
5.657% 4/10/24 (a)	7,000,000	6,986,189
		91,787,685

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	1,233,210	1,233,210

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (k)	$1,143,258	1,143,258

TOTAL SHORT-TERM INVESTMENTS (Cost $94,219,562)		94,164,153

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 113.7% (Cost $783,345,612) (l)		$734,311,496

Other Assets/(Liabilities) — (13.7)%		(88,273,022)

NET ASSETS — 100.0%		$646,038,474

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $311,396,214 or 48.20% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2024, these securities amounted to a value of $4,479 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $2,885,854 or 0.45% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,339,923 or 0.21% of net assets. The Fund received $133,908 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $1,143,462. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,166,209.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	6/18/24	310	$37,054,357	$281,268
U.S. Treasury Ultra Bond	6/18/24	139	17,752,288	178,712
U.S. Treasury Note 2 Year	6/28/24	168	34,379,255	(25,880)
U.S. Treasury Note 5 Year	6/28/24	348	37,196,293	45,144
				$479,244
Short
U.S. Treasury Ultra 10 Year	6/18/24	106	$(12,148,473)	$(119)

MML Short-Duration Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 80.1%

CORPORATE DEBT — 44.8%
Agriculture — 0.3%
BAT Capital Corp.
4.700% 4/02/27	$315,000	$309,759
Apparel — 0.3%
Tapestry, Inc.
7.000% 11/27/26	297,000	306,006
Auto Manufacturers — 1.0%
General Motors Financial Co., Inc.
5.800% 1/07/29	305,000	310,373
Hyundai Capital America
6.100% 9/21/28 (a)	305,000	314,212
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	685,000	619,827
		1,244,412
Banks — 10.1%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	615,368
1 yr. CMT + 1.550% 6.575% VRN 10/13/26 (a)	300,000	302,941
ANB Sukuk Ltd. 5 yr. CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	621,087
Bank Negara Indonesia Persero Tbk. PT
5.280% 4/05/29 (a) (b)	350,000	349,562
Bank of America Corp.
Secured Overnight Financing Rate + 0.960% 1.734% VRN 7/22/27	265,000	244,317
3.950% 4/21/25	178,000	175,150
Bank of Ireland Group PLC Secured Overnight Financing Rate + 1.620%
5.601% VRN 3/20/30 (a)	238,000	237,053
Barclays PLC
5.200% 5/12/26	305,000	301,859
Secured Overnight Financing Rate + 1.740% 5.690% VRN 3/12/30	295,000	296,536
BPCE SA Secured Overnight Financing Rate + 1.980%
6.612% VRN 10/19/27 (a)	500,000	510,544
Cooperatieve Rabobank UA 1 yr. CMT + 1.120%
5.447% VRN 3/05/30 (a)	300,000	301,357
Credit Agricole SA Secured Overnight Financing Rate + 1.860%
6.316% VRN 10/03/29 (a)	375,000	388,770
Danske Bank AS
1 yr. CMT + 0.730% 1.549% VRN 9/10/27 (a) (c)	485,000	442,197
1 yr. CMT + 2.100% 6.466% VRN 1/09/26 (a)	275,000	275,999
Deutsche Bank AG Secured Overnight Financing Rate + 1.219%
2.311% VRN 11/16/27	430,000	393,133
HDFC Bank Ltd.
5.196% 2/15/27 (a)	250,000	247,903
HSBC Holdings PLC

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Secured Overnight Financing Rate + 1.430% 2.999% VRN 3/10/26	$430,000	$418,885
Secured Overnight Financing Rate + 3.350% 7.390% VRN 11/03/28	310,000	329,813
Huntington Bancshares, Inc. Secured Overnight Financing Rate + 2.020%
6.208% VRN 8/21/29	310,000	317,289
ING Groep NV Secured Overnight Financing Rate + 1.440%
5.335% VRN 3/19/30	295,000	294,279
JP Morgan Chase & Co. Secured Overnight Financing Rate + 0.765%
1.470% VRN 9/22/27	445,000	406,041
Lloyds Banking Group PLC 1 yr. CMT + 1.700%
5.871% VRN 3/06/29	325,000	330,256
Macquarie Group Ltd. Secured Overnight Financing Rate + 1.069%
1.340% VRN 1/12/27 (a)	845,000	783,741
Morgan Stanley
Secured Overnight Financing Rate + 1.610% 4.210% VRN 4/20/28	245,000	238,074
4.350% 9/08/26	400,000	391,366
Natwest Group PLC 1 yr. CMT + 0.900%
1.642% VRN 6/14/27	345,000	317,183
Santander UK Group Holdings PLC Secured Overnight Financing Rate + 1.220%
2.469% VRN 1/11/28	370,000	340,019
Societe Generale SA
1 yr. CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	487,719
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	184,675
Swedbank AB
5.407% 3/14/29 (a)	295,000	294,995
Synovus Bank
5.625% 2/15/28	273,000	265,110
Truist Financial Corp. Secured Overnight Financing Rate + 2.446%
7.161% VRN 10/30/29	305,000	325,252
UBS Group AG 1 yr. CMT + 1.080%
1.364% VRN 1/30/27 (a)	400,000	370,160
Wells Fargo & Co. Secured Overnight Financing Rate + 1.740%
5.574% VRN 7/25/29	310,000	313,674
		12,112,307
Beverages — 0.6%
Bacardi Ltd.
4.450% 5/15/25 (a)	378,000	372,716
JDE Peet's NV
1.375% 1/15/27 (a)	407,000	366,028
		738,744
Chemicals — 2.7%
Celanese US Holdings LLC
1.400% 8/05/26	250,000	227,914
6.165% 7/15/27	200,000	203,702
6.350% 11/15/28	305,000	315,967
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	400,000	354,686
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	443,961
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (a)	657,000	603,393
Syngenta Finance NV
4.892% 4/24/25 (a)	335,000	330,296
Yara International ASA
3.800% 6/06/26 (a)	325,000	312,491

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 6/01/28 (a)	$450,000	$437,634
		3,230,044
Commercial Services — 1.0%
Element Fleet Management Corp.
5.643% 3/13/27 (a)	356,000	357,104
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	875,393
		1,232,497
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	405,000	376,107
6.500% 7/15/25	300,000	302,892
Aircastle Ltd.
4.125% 5/01/24	740,000	738,807
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	277,723
3.950% 7/15/26 (a)	605,000	568,567
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	925,000	892,738
BGC Group, Inc.
4.375% 12/15/25	505,000	491,101
Charles Schwab Corp. Secured Overnight Financing Rate + 1.878%
6.196% VRN 11/17/29	285,000	296,229
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	275,437
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	74,000	75,171
REC Ltd.
2.250% 9/01/26 (a)	400,000	369,052
		4,663,824
Electric — 1.1%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	350,000	328,998
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	236,456
DTE Energy Co.
5.100% 3/01/29	300,000	298,790
FirstEnergy Pennsylvania Electric Co.
5.150% 3/30/26 (a)	226,000	224,122
Pacific Gas & Electric Co.
5.550% 5/15/29	275,000	277,401
		1,365,767
Electronics — 0.2%
Jabil, Inc.
4.250% 5/15/27	285,000	276,196
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.054% 3/15/29	500,000	468,063

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Food — 1.7%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27	$860,000	$792,732
Sigma Alimentos SA de CV
4.125% 5/02/26 (a)	450,000	435,484
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	744,227
Tyson Foods, Inc.
5.400% 3/15/29	111,000	111,992
		2,084,435
Forest Products & Paper — 0.6%
Suzano International Finance BV
4.000% 1/14/25	700,000	689,329
Hand & Machine Tools — 0.5%
Regal Rexnord Corp.
6.050% 2/15/26 (a)	325,000	326,679
6.050% 4/15/28 (a)	300,000	304,129
		630,808
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	375,000	370,663
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27 (c)	200,000	196,680
Insurance — 3.5%
Athene Global Funding
1.730% 10/02/26 (a)	445,000	403,837
2.500% 1/14/25 (a)	420,000	409,510
3.205% 3/08/27 (a)	212,000	198,011
CNO Global Funding
1.750% 10/07/26 (a)	714,000	650,740
2.650% 1/06/29 (a)	350,000	304,773
Corebridge Financial, Inc.
3.650% 4/05/27	235,000	224,276
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	626,809
Lincoln National Corp., (Acquired 4/19/23, Cost $310,303),
3.800% 3/01/28 (d)	350,000	334,879
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	1,140,000	1,086,780
		4,239,615
Internet — 0.3%
Expedia Group, Inc.
4.625% 8/01/27	309,000	303,117
Investment Companies — 3.3%
Ares Capital Corp.
3.875% 1/15/26	535,000	517,472
BlackRock TCP Capital Corp.
3.900% 8/23/24	163,000	161,476
Blackstone Private Credit Fund

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.625% 12/15/26	$490,000	$447,087
2.700% 1/15/25	325,000	317,246
Blue Owl Credit Income Corp.
4.700% 2/08/27	500,000	474,333
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a) (b)	477,000	471,083
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	248,071
3.375% 4/15/24 (c)	330,000	329,846
6.000% 7/15/29	296,000	290,707
HPS Corporate Lending Fund
6.750% 1/30/29 (a)	368,000	367,326
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	410,000	404,845
		4,029,492
Lodging — 0.7%
Las Vegas Sands Corp.
3.200% 8/08/24	875,000	865,389
Machinery – Construction & Mining — 0.5%
Weir Group PLC
2.200% 5/13/26 (a)	680,000	631,202
Machinery – Diversified — 0.1%
AGCO Corp.
5.450% 3/21/27	57,000	57,255
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	350,000	333,470
Paramount Global
3.700% 6/01/28	350,000	310,115
		643,585
Mining — 0.5%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.750% 5/15/25 (a)	550,000	542,929
Oil & Gas — 1.9%
EQT Corp.
6.125% STEP 2/01/25	360,000	360,429
Ovintiv, Inc.
5.375% 1/01/26	275,000	273,880
5.650% 5/15/28	320,000	325,291
Parkland Corp.
5.875% 7/15/27 (a)	193,000	191,327
Patterson-UTI Energy, Inc.
3.950% 2/01/28	685,000	647,409
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.838% 9/30/27 (a)	518,550	523,930
		2,322,266
Packaging & Containers — 0.2%
Smurfit Kappa Treasury ULC
5.200% 1/15/30 (a) (b)	290,000	289,637

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.3%
Bayer US Finance II LLC
4.375% 12/15/28 (a)	$325,000	$305,901
Hikma Finance USA LLC
3.250% 7/09/25 (a)	675,000	650,119
Viatris, Inc.
2.300% 6/22/27	650,000	590,219
		1,546,239
Pipelines — 1.5%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	280,000	283,060
Energy Transfer LP
4.950% 6/15/28	975,000	967,167
EQM Midstream Partners LP
5.500% 7/15/28	300,000	295,884
Harvest Midstream I LP
7.500% 9/01/28 (a)	234,000	237,260
		1,783,371
Real Estate Investment Trusts (REITS) — 3.1%
CubeSmart LP
2.250% 12/15/28	390,000	342,054
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	335,000	286,655
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	348,000	344,969
Omega Healthcare Investors, Inc.
4.750% 1/15/28	779,000	752,076
Piedmont Operating Partnership LP
9.250% 7/20/28	275,000	292,850
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	267,909
Store Capital LLC
4.500% 3/15/28	325,000	308,037
Sun Communities Operating LP
5.500% 1/15/29	295,000	294,228
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	325,000	308,019
Vornado Realty LP
2.150% 6/01/26	310,000	281,811
WEA Finance LLC
3.500% 6/15/29 (a)	350,000	309,221
		3,787,829
Retail — 0.3%
Advance Auto Parts, Inc.
5.900% 3/09/26	144,000	143,772
Nordstrom, Inc.
2.300% 4/08/24	268,000	267,279
		411,051
Semiconductors — 0.2%
SK Hynix, Inc.
5.500% 1/16/27 (a)	200,000	199,979

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.1%
Rogers Communications, Inc.
5.000% 2/15/29	$305,000	$302,882
Sprint Capital Corp.
6.875% 11/15/28	310,000	330,348
Tower Bersama Infrastructure Tbk. PT
4.250% 1/21/25 (a)	645,000	635,364
		1,268,594
Trucking & Leasing — 0.3%
GATX Corp.
5.400% 3/15/27	310,000	312,120
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	508,523
3.375% 1/20/27	270,000	247,952
		756,475

TOTAL CORPORATE DEBT (Cost $55,500,662)		53,909,679

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.7%
Automobile Asset-Backed Securities — 3.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C
3.150% 3/20/26 (a)	1,083,000	1,053,304
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	230,879
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	226,911	215,310
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	743,645
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B
5.310% 5/15/28 (a)	400,000	397,437
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	209,627
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	1,400,000	1,390,397
		4,240,599
Commercial Mortgage-Backed Securities — 6.5%
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CMP,
3.895% VRN 11/05/32 (a) (e)	370,000	332,861
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
7.122% FRN 7/15/35 (a)	500,000	497,561
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
7.241% FRN 6/15/38 (a)	288,657	285,410
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447%
7.773% FRN 12/15/37 (a)	545,194	543,831
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	484,000	463,705
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	90,845	83,633

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD Term SOFR + 1.647%
6.973% FRN 5/15/36 (a)	$199,504	$199,317
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	899,258
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464%
6.795% FRN 8/15/38 (a)	545,520	526,865
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414%
6.740% FRN 2/15/39 (a)	900,000	867,664
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.190% FRN 3/15/38 (a)	365,665	357,438
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215%
7.540% FRN 4/15/38 (a)	520,104	516,204
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	399,333	370,905
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 7.641% FRN 1/15/36 (a)	616,000	567,064
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 8.191% FRN 1/15/36 (a)	414,000	341,432
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	497,033	489,018
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.541% FRN 7/15/39 (a)	711,000	480,947
		7,823,113
Home Equity Asset-Backed Securities — 0.1%
Residential Asset Mortgage Products Trust, Series 2005-EFC1, Class M5, 1 mo. USD Term SOFR + 0.764%
6.419% FRN 5/25/35	119,235	116,964
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.644% FRN 11/25/35 (a)	62,516	61,587
		178,551
Other Asset-Backed Securities — 13.9%
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD Term SOFR + 1.322%
6.639% FRN 7/22/32 (a)	1,000,000	1,000,064
Apidos CLO XXVI Ltd., Series 2017-26A, Class A2R, 3 mo. USD Term SOFR + 1.762%
7.060% FRN 7/18/29 (a)	500,000	498,874
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	720,196	643,429
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.618% FRN 4/18/35 (a)	500,000	500,087
BHG Securitization Trust
Series 2021-B, Class C, 2.240% 10/17/34 (a)	448,000	396,761
Series 2022-C, Class A, 5.320% 10/17/35 (a)	267,935	266,651
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD Term SOFR + 1.242%
6.559% FRN 7/20/29 (a)	453,434	453,591
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	101,777	96,978

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	$309,614	$289,673
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	45,798	44,507
Canyon Capital CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.442%
6.756% FRN 7/15/34 (a)	600,000	600,203
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242%
6.559% FRN 4/20/31 (a)	218,124	218,254
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, 3 mo. USD Term SOFR + 1.412%
6.728% FRN 10/17/34 (a)	500,000	500,374
CIFC Funding Ltd.
Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.372% 6.696% FRN 4/25/33 (a)	500,000	500,264
Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812% 7.130% FRN 10/24/30 (a)	500,000	500,353
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.960% 3/25/30 (a)	75,305	75,136
Series 2019-A, Class C, 3.450% 1/25/34 (a)	210,400	200,061
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
1.000% FRN 5/20/36 (a) (b)	500,000	500,090
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	886,536	817,818
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	279,097	261,611
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	306,016	258,336
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	150,182	135,117
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	139,096	124,873
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (e)	129,959	118,379
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	73,716	63,399
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	70,831	63,369
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	148,698	135,666
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	132,403	123,220
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	320,717	296,339
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458% 11/15/39 (a)	683,333	341,665
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	58,732	56,884
Madison Park Funding XXXII Ltd., Series 2018-32A, Class BR, 3 mo. USD Term SOFR + 1.662%
6.979% FRN 1/22/31 (a)	500,000	498,435
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	117,770	109,400
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	25,436	24,421
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD Term SOFR + 1.612%
6.910% FRN 10/18/29 (a)	1,000,000	998,150
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
6.986% FRN 7/25/30 (a)	250,000	250,029
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	72,181	69,136

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	$52,871	$51,712
PFS Financing Corp., Series 2022-A, Class B
2.770% 2/15/27 (a)	500,000	485,909
PVONE 2023-1, LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	500,635	504,511
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 1.662%
6.976% FRN 7/15/31 (a)	350,000	348,435
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.716% FRN 10/15/35 (a)	500,000	500,261
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	425,098
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	21,867	21,224
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, 3 mo. USD Term SOFR + 1.402%
6.717% FRN 10/23/34 (a)	500,000	500,416
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD Term SOFR + 1.442%
6.759% FRN 10/20/31 (a)	354,835	354,938
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.542%
6.859% FRN 4/20/33 (a)	1,000,000	1,000,999
Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.362%
6.676% FRN 4/15/32 (a)	500,000	500,170
		16,725,270
Student Loans Asset-Backed Securities — 4.2%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	648,143	571,314
Series 2017-A, Class B, 4.500% 11/26/46 (a)	217,727	207,733
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 6.644% FRN 12/26/47 (a)	209,103	207,263
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 7.094% FRN 11/26/46 (a)	143,772	144,918
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	13,120
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	13,765
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,361
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	34,054
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	49,231	44,536
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	238,623
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	172,101	164,870
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	1,758,816
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.833% FRN 10/25/40	281,809	263,764
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.913% FRN 1/25/44	270,111	255,738
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 5.923% FRN 1/25/41	266,601	250,662
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.933% FRN 1/25/55	101,755	96,454

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 6.190% FRN 11/15/35 (a)	$155,039	$153,407
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 6.540% FRN 9/15/34 (a)	22,896	22,867
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.969% FRN 9/15/53 (a)	569,639	577,606
		5,026,871
Whole Loan Collateral Collateralized Mortgage Obligations — 6.4%
A&D Mortgage Trust, Series 2023-NQM3, Class A1,
6.733% STEP 7/25/68 (a)	1,109,626	1,115,767
Angel Oak Mortgage Trust, Series 2020-5, Class A3,
2.041% VRN 5/25/65 (a) (e)	63,598	58,109
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.258% VRN 8/25/34 (e)	932	909
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (e)	45,667	43,814
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	280,740	267,902
Credit Suisse Mortgage Trust
Series 2021-NQM2, Class A3, 1.538% VRN 2/25/66 (a) (e)	441,061	373,702
Series 2021-NQM4, Class M1, 2.472% VRN 5/25/66 (a) (e)	500,000	325,056
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (e)	111,716	102,815
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (e)	537,213	426,161
MFA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (e)	333,054	283,245
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (e)	99,465	91,935
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD Term SOFR + 1.164%
6.494% FRN 5/25/55 (a)	803,400	803,786
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (e)	617,071	504,937
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (e)	700,000	470,965
OBX Trust
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (e)	729,492	575,943
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (e)	333,000	223,277
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (e)	476,483	416,635
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (e)	194,034	158,677
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (e)	467,803	449,374
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (e)	178,426	148,498
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (e)	265,000	238,463
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (e)	548,000	499,672
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (e)	152,135	148,606
		7,728,248
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (e)	125,028	108,959

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,207,264)		$41,831,611

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #491089 7.000% 12/15/28	$258	258
Pool #500928 7.000% 5/15/29	376	384
Pool #510083 7.000% 7/15/29	20	20
Pool #493723 7.000% 8/15/29	288	294
Pool #581417 7.000% 7/15/32	509	516
Government National Mortgage Association II
Pool #8746 1 yr. CMT + 1.500% 3.750% FRN 11/20/25	96	95
Pool #80136 1 yr. CMT + 1.500% 3.750% FRN 11/20/27	39	38
		1,605

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,751)		1,605

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds & Notes — 0.6%
U.S. Treasury Notes
1.750% 12/31/24	700,000	682,561

TOTAL U.S. TREASURY OBLIGATIONS (Cost $703,034)		682,561

TOTAL BONDS & NOTES (Cost $101,412,711)		96,425,456

TOTAL LONG-TERM INVESTMENTS (Cost $101,412,711)		96,425,456

SHORT-TERM INVESTMENTS — 18.4%
Commercial Paper — 16.6%
Amcor Flexibles North America, Inc.
5.621% 4/16/24 (a)	3,000,000	2,991,106
American Honda Finance Corp.
5.620% 4/03/24	3,000,000	2,997,296
Avangrid, Inc.
5.573% 4/08/24 (a)	3,000,000	2,994,870
5.600% 4/16/24 (a)	2,000,000	1,994,038
L3Harris Technologies, Inc.
5.917% 4/17/24 (a)	3,000,000	2,990,865
NextEra Energy Capital Holdings, Inc.
5.690% 5/07/24 (a)	2,000,000	1,987,622
NiSource, Inc.
5.620% 4/03/24 (a)	2,000,000	1,998,190
VW Credit, Inc.
5.656% 4/23/24 (a)	2,000,000	1,992,002
		19,945,989

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	554,000	$554,000

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (h)	$1,687,726	1,687,726

TOTAL SHORT-TERM INVESTMENTS (Cost $22,199,942)		22,187,715

TOTAL INVESTMENTS — 98.5% (Cost $123,612,653) (i)		118,613,171

Other Assets/(Liabilities) — 1.5%		1,798,690

NET ASSETS — 100.0%		$120,411,861

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $83,981,425 or 69.75% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $542,441 or 0.45% of net assets. (Note 2).
(d)	Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $334,879 or 0.28% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,688,026. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,721,507.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/28/24	339	$69,398,926	$(78,723)
Short
U.S. Treasury Long Bond	6/18/24	2	$(238,166)	$(2,709)
U.S. Treasury Ultra 10 Year	6/18/24	21	(2,395,572)	(11,225)
U.S. Treasury Note 5 Year	6/28/24	180	(19,254,001)	(8,812)
				$(22,746)

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Communication Services — 0.9%
Ziff Davis, Inc. (a)	19,581	$1,234,386
Consumer Discretionary — 9.7%
AutoNation, Inc. (a)	15,890	2,631,066
Dorman Products, Inc. (a)	15,951	1,537,517
KB Home	25,416	1,801,486
Papa John's International, Inc.	9,711	646,753
Steven Madden Ltd. (b)	30,389	1,284,847
Texas Roadhouse, Inc.	10,652	1,645,414
TopBuild Corp. (a)	3,509	1,546,522
Visteon Corp. (a)	13,115	1,542,455
		12,636,060
Consumer Staples — 3.0%
BellRing Brands, Inc. (a)	42,631	2,516,508
BJ's Wholesale Club Holdings, Inc. (a)	17,607	1,331,969
		3,848,477
Energy — 5.2%
Chesapeake Energy Corp. (b)	15,232	1,353,059
CNX Resources Corp. (a)	80,798	1,916,528
Helmerich & Payne, Inc.	43,072	1,811,608
Northern Oil & Gas, Inc.	22,073	875,857
Nov, Inc.	43,134	841,976
		6,799,028
Financials — 12.9%
Bank of NT Butterfield & Son Ltd.	20,865	667,471
Berkshire Hills Bancorp, Inc.	33,515	768,164
Cathay General Bancorp	30,910	1,169,325
Columbia Banking System, Inc.	48,550	939,442
Definity Financial Corp.	36,836	1,173,161
Federated Hermes, Inc.	43,343	1,565,549
Marqeta, Inc. Class A (a)	130,041	775,044
OceanFirst Financial Corp.	43,326	710,980
Pacific Premier Bancorp, Inc.	45,959	1,103,016
PennyMac Financial Services, Inc.	17,117	1,559,188
Stifel Financial Corp.	23,875	1,866,309
United Community Banks, Inc.	27,516	724,221
Webster Financial Corp.	24,568	1,247,317
Wintrust Financial Corp.	16,294	1,700,931
WSFS Financial Corp.	17,190	775,957
		16,746,075

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 17.0%
Acadia Healthcare Co., Inc. (a)	27,041	$2,142,188
Addus HomeCare Corp. (a)	10,766	1,112,558
ADMA Biologics, Inc. (a)	201,977	1,333,048
Ascendis Pharma AS ADR (a)	9,576	1,447,604
BioLife Solutions, Inc. (a) (b)	34,252	635,375
Bridgebio Pharma, Inc. (a)	25,860	799,591
BrightSpring Health Services, Inc. (a)	53,419	580,665
Cabaletta Bio, Inc. (a)	23,553	401,814
Collegium Pharmaceutical, Inc. (a)	33,346	1,294,492
CryoPort, Inc. (a) (b)	43,253	765,578
Encompass Health Corp.	17,804	1,470,254
Evolent Health, Inc. Class A (a) (b)	35,753	1,172,341
Guardant Health, Inc. (a)	41,182	849,585
Immunovant, Inc. (a)	12,176	393,407
Integer Holdings Corp. (a)	10,942	1,276,713
Intra-Cellular Therapies, Inc. (a)	19,437	1,345,040
SI-BONE, Inc. (a)	23,604	386,397
Structure Therapeutics, Inc. ADR (a)	6,778	290,505
Tenet Healthcare Corp. (a)	23,697	2,490,792
TransMedics Group, Inc. (a) (b)	10,878	804,319
Twist Bioscience Corp. (a)	31,904	1,094,626
		22,086,892
Industrials — 22.4%
ABM Industries, Inc.	18,528	826,719
Air Lease Corp.	21,558	1,108,944
Allison Transmission Holdings, Inc.	29,969	2,432,284
ASGN, Inc. (a)	19,285	2,020,297
Atkore, Inc.	16,457	3,132,755
BWX Technologies, Inc.	14,969	1,536,119
CACI International, Inc. Class A (a)	4,647	1,760,423
Casella Waste Systems, Inc. Class A (a)	17,237	1,704,222
Curtiss-Wright Corp.	7,229	1,850,190
Enpro, Inc.	13,268	2,239,240
Esab Corp.	15,170	1,677,347
Hub Group, Inc. Class A	38,574	1,667,168
KBR, Inc.	18,273	1,163,259
Korn Ferry	26,285	1,728,502
Paycor HCM, Inc. (a) (b)	67,382	1,309,906
Regal Rexnord Corp.	5,485	987,848
Zurn Elkay Water Solutions Corp. Class C	60,433	2,022,693
		29,167,916
Information Technology — 13.4%
Allegro MicroSystems, Inc. (a)	42,271	1,139,626
Astera Labs, Inc. (a)	4,482	332,520
Belden, Inc.	14,605	1,352,569
Endava PLC Sponsored ADR (a)	20,409	776,358
Envestnet, Inc. (a)	19,073	1,104,517
Gitlab, Inc. Class A (a)	27,860	1,624,795
HashiCorp, Inc. Class A (a)	26,670	718,756
Itron, Inc. (a)	18,556	1,716,801
MACOM Technology Solutions Holdings, Inc. (a)	18,004	1,721,903
MKS Instruments, Inc.	11,434	1,520,722
Progress Software Corp.	19,476	1,038,266

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Silicon Laboratories, Inc. (a)	9,054	$1,301,241
Sprout Social, Inc. Class A (a) (b)	31,414	1,875,730
Vishay Intertechnology, Inc.	53,160	1,205,669
		17,429,473
Materials — 6.6%
ATI, Inc. (a)	28,299	1,448,060
Century Aluminum Co. (a)	55,779	858,439
Commercial Metals Co.	19,757	1,161,119
Kaiser Aluminum Corp.	8,538	762,955
Silgan Holdings, Inc.	28,714	1,394,352
Summit Materials, Inc. Class A (a)	65,750	2,930,477
		8,555,402
Real Estate — 6.1%
DiamondRock Hospitality Co.	188,246	1,809,044
DigitalBridge Group, Inc.	71,533	1,378,441
Four Corners Property Trust, Inc.	62,112	1,519,881
Outfront Media, Inc.	99,466	1,670,034
Terreno Realty Corp.	24,116	1,601,302
		7,978,702
Utilities — 1.7%
Chesapeake Utilities Corp.	10,212	1,095,748
Portland General Electric Co. (b)	27,836	1,169,112
		2,264,860

TOTAL COMMON STOCK (Cost $84,418,455)		128,747,271

TOTAL EQUITIES (Cost $84,418,455)		128,747,271

TOTAL LONG-TERM INVESTMENTS (Cost $84,418,455)		128,747,271

SHORT-TERM INVESTMENTS — 0.4%

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$494,683	494,683

TOTAL SHORT-TERM INVESTMENTS (Cost $494,683)		494,683

TOTAL INVESTMENTS — 99.3% (Cost $84,913,138) (d)		129,241,954

Other Assets/(Liabilities) — 0.7%		872,764

NET ASSETS — 100.0%		$130,114,718

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $9,023,786 or 6.94% of net assets. The Fund received $9,227,738 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $494,771. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $504,620.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 97.9%
Brazil — 5.9%
Ambev SA	321,712	$801,169
Arezzo Industria e Comercio SA	7,336	94,007
B3 SA - Brasil Bolsa Balcao	161,300	385,610
Localiza Rent a Car SA	24,159	263,392
NU Holdings Ltd. Class A (a)	49,449	589,927
Raia Drogasil SA	3,800	20,737
Vale SA Sponsored ADR	22,844	278,468
WEG SA	47,984	365,472
		2,798,782
Chile — 1.5%
Antofagasta PLC	13,474	347,830
Banco de Chile	1,484,704	165,174
Banco Santander Chile	4,345,517	216,440
		729,444
China — 17.2%
Budweiser Brewing Co. APAC Ltd. (b)	90,000	132,703
H World Group Ltd.	4,500	17,442
H World Group Ltd. ADR	57,319	2,218,245
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	8,100	4,331
NetEase, Inc. ADR	4,140	428,366
New Horizon Health Ltd. (a) (b) (d)	63,000	113,393
PDD Holdings, Inc. ADR (a)	4,924	572,415
Tencent Holdings Ltd.	52,009	2,029,635
WuXi Biologicals Cayman, Inc. (a) (b)	28,501	51,226
WuXi XDC Cayman, Inc. (a)	68,000	159,011
Yum China Holdings, Inc.	30,562	1,216,062
ZTO Express Cayman, Inc.	3,073	65,257
ZTO Express Cayman, Inc. ADR	52,553	1,100,460
		8,108,546
France — 5.6%
L'Oreal SA	597	283,134
Pernod Ricard SA	10,276	1,661,519
TotalEnergies SE	10,348	711,529
		2,656,182
Hong Kong — 0.1%
AIA Group Ltd.	3,400	22,817
India — 15.9%
Havells India Ltd.	15,527	284,275
HCL Technologies Ltd.	12,509	232,131

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HDFC Bank Ltd.	116,518	$2,025,863
Kotak Mahindra Bank Ltd.	121,906	2,617,115
Macrotech Developers Ltd. (b)	14,112	191,196
Oberoi Realty Ltd.	36,448	642,679
Tata Consultancy Services Ltd.	32,972	1,537,577
		7,530,836
Indonesia — 1.4%
Bank Central Asia Tbk. PT	843,200	535,855
Bank Rakyat Indonesia Persero Tbk. PT	309,800	118,411
		654,266
Italy — 2.1%
Ermenegildo Zegna NV	7,504	109,933
PRADA SpA	112,500	891,377
		1,001,310
Japan — 2.2%
Chugai Pharmaceutical Co. Ltd.	6,400	244,616
Daiichi Sankyo Co. Ltd.	25,300	804,126
		1,048,742
Mexico — 14.2%
America Movil SAB de CV ADR	55,640	1,038,242
Fomento Economico Mexicano SAB de CV	104,624	1,367,806
Grupo Financiero Banorte SAB de CV Class O	9,732	104,724
Grupo Mexico SAB de CV Series B	482,423	2,862,629
Wal-Mart de Mexico SAB de CV	329,222	1,341,170
		6,714,571
Netherlands — 0.6%
Argenx SE ADR (a)	773	304,346
Peru — 1.3%
Credicorp Ltd.	3,531	598,257
Philippines — 1.6%
SM Investments Corp.	38,155	662,731
SM Prime Holdings, Inc.	147,100	85,702
		748,433
Poland — 0.2%
Allegro.eu SA (a) (b)	8,439	69,936
Portugal — 1.6%
Galp Energia SGPS SA	45,920	760,112
Republic of Korea — 11.2%
Kakao Corp.	4,534	183,302
LG Chem Ltd.	1,331	435,197
LG H&H Co. Ltd.	388	111,418
NAVER Corp.	1,639	227,875
Samsung Biologics Co. Ltd. (a) (b)	1,431	885,611
Samsung Electronics Co. Ltd.	51,030	3,055,412

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SK Hynix, Inc.	3,054	$405,868
		5,304,683
Russia — 0.0%
Novatek PJSC GDR (a) (b) (c) (d)	1,820	—
Sberbank of Russia PJSC (c) (d)	7,525	—
		—
South Africa — 0.8%
FirstRand Ltd. (e)	121,811	397,013
Switzerland — 2.2%
Cie Financiere Richemont SA Registered Class A	6,252	956,395
Galderma Group AG (a)	1,398	98,202
		1,054,597
Taiwan — 9.9%
MediaTek, Inc.	2,000	72,655
Taiwan Semiconductor Manufacturing Co. Ltd.	188,000	4,529,659
Voltronic Power Technology Corp.	1,000	51,613
		4,653,927
Turkey — 1.0%
Akbank TAS	96,254	139,357
BIM Birlesik Magazalar AS	7,427	80,720
KOC Holding AS	24,692	155,313
Migros Ticaret AS	5,038	63,665
Yapi ve Kredi Bankasi AS	63,869	54,326
		493,381
United Arab Emirates — 0.3%
Americana Restaurants International PLC	160,569	145,160
United Kingdom — 1.1%
AstraZeneca PLC	3,667	493,729

TOTAL COMMON STOCK (Cost $42,207,909)		46,289,070

PREFERRED STOCK — 1.1%
Brazil — 1.1%
Itau Unibanco Holding SA 3.699%
	72,419	500,178

TOTAL PREFERRED STOCK (Cost $393,733)		500,178

TOTAL EQUITIES (Cost $42,601,642)		46,789,248

TOTAL LONG-TERM INVESTMENTS (Cost $42,601,642)		46,789,248

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (f)	$328,039	$328,039

TOTAL SHORT-TERM INVESTMENTS (Cost $328,039)		328,039

TOTAL INVESTMENTS — 99.7% (Cost $42,929,681) (g)		47,117,287

Other Assets/(Liabilities) — 0.3%		144,622

NET ASSETS — 100.0%		$47,261,909

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $1,448,396 or 3.06% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $113,393 or 0.24% of net assets.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $318,320 or 0.67% of net assets. The Fund received $332,007 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Maturity value of $328,098. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $334,700.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of 13 series, including the following 12 series listed below (each individually referred to as a "Fund" or collectively as the "Funds"):

MML Blend Fund ("Blend Fund")

MML Dynamic Bond Fund ("Dynamic Bond Fund")

MML Equity Fund ("Equity Fund")

MML Equity Rotation Fund ("Equity Rotation Fund")

MML High Yield Fund ("High Yield Fund")

MML Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund")

MML iShares® 60/40 Allocation Fund ("iShares 60/40 Allocation Fund")

MML iShares® 80/20 Allocation Fund ("iShares 80/20 Allocation Fund")

MML Managed Bond Fund ("Managed Bond Fund")

MML Short-Duration Bond Fund ("Short-Duration Bond Fund")

MML Small Cap Equity Fund ("Small Cap Equity Fund")

MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund")

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company ("MassMutual") and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are "funds of funds" series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds' subadviser, BlackRock Investment Management, LLC ("Underlying ETFs").

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC ("MML Advisers") will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The iShares 60/40 Allocation Fund and Small Cap Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2024. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2024, for the remaining Funds' investments:

Blend Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$698,144,206	$—	$—	$698,144,206
Short-Term Investments	37,579,372	211,174	—	37,790,546
Total Investments	$735,723,578	$211,174	$—	$735,934,752

Notes to Portfolio of Investments (Unaudited) (Continued)

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$6,411,815	$—	$6,411,815
Corporate Debt	—	79,068,153	—	79,068,153
Non-U.S. Government Agency Obligations	—	29,638,713	—	29,638,713
Sovereign Debt Obligations	—	13,580,329	—	13,580,329
U.S. Government Agency Obligations and Instrumentalities	—	74,325,709	—	74,325,709
U.S. Treasury Obligations	—	11,256,288	—	11,256,288
Purchased Options	108,443	1,553	—	109,996
Short-Term Investments	1,961,290	14,541,042	—	16,502,332
Total Investments	$2,069,733	$228,823,602	$—	$230,893,335

Asset Derivatives
Forward Contracts	$—	$226,813	$—	$226,813
Futures Contracts	614,502	—	—	614,502
Swap Agreements	—	2,038,928	—	2,038,928
Total	$614,502	$2,265,741	$—	$2,880,243

Liability Derivatives
Forward Contracts	$—	$(583,312)	$—	$(583,312)
Futures Contracts	(181,800)	—	—	(181,800)
Swap Agreements	—	(267,899)	—	(267,899)
Written Options	(110,519)	(11,035)	—	(121,554)
Total	$(292,319)	$(862,246)	$—	$(1,154,565)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$860,027,699	$3,559,497	*	$—	$863,587,196
Exchange-Traded Funds	4,173,263	—		—	4,173,263
Short-Term Investments	1,776,216	2,114,455		—	3,890,671
Total Investments	$865,977,178	$5,673,952		$—	$871,651,130

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Rotation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$57,518,555	$—	$2,180	$57,520,735
Short-Term Investments	104,941	—	—	104,941
Total Investments	$57,623,496	$—	$2,180	$57,625,676

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$4,651,521	$—	$4,651,521
Corporate Debt	—	44,365,212	—	44,365,212
Short-Term Investments	1,652,695	1,291,901	—	2,944,596
Total Investments	$1,652,695	$50,308,634	$—	$51,961,329

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$976,026	$—	$976,026
Non-U.S. Government Agency Obligations	—	92,807,562	3,133,055	95,940,617
U.S. Government Agency Obligations and Instrumentalities	—	19,160,924	—	19,160,924
U.S. Treasury Obligations	—	34,355,867	—	34,355,867
Short-Term Investments	—	29,579,469	—	29,579,469
Total Investments	$—	$176,879,848	$3,133,055	$180,012,903

Asset Derivatives
Futures Contracts	$40,175	$—	$—	$40,175
Swap Agreements	—	3,341,267	—	3,341,267
Total	$40,175	$3,341,267	$—	$3,381,442

Liability Derivatives
Futures Contracts	$(4,098)	$—	$—	$(4,098)
Swap Agreements	—	(161,684)	—	(161,684)
Total	$(4,098)	$(161,684)	$—	$(165,782)

Notes to Portfolio of Investments (Unaudited) (Continued)

iShares 80/20 Allocation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$70,081,132	$—	$—	$70,081,132
Short-Term Investments	47,950	141,907	—	189,857
Total Investments	$70,129,082	$141,907	$—	$70,270,989

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$247,260,941	$—	$247,260,941
Non-U.S. Government Agency Obligations	—	147,075,454	—	147,075,454
Sovereign Debt Obligations	—	1,374,990	—	1,374,990
U.S. Government Agency Obligations and Instrumentalities	—	193,554,042	—	193,554,042
U.S. Treasury Obligations	—	50,881,916	—	50,881,916
Short-Term Investments	1,233,210	92,930,943	—	94,164,153
Total Investments	$1,233,210	$733,078,286	$—	$734,311,496

Asset Derivatives
Futures Contracts	$505,124	$—	$—	$505,124

Liability Derivatives
Futures Contracts	$(25,999)	$—	$—	$(25,999)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$53,909,679	$—	$53,909,679
Non-U.S. Government Agency Obligations	—	41,831,611	—	41,831,611
U.S. Government Agency Obligations and Instrumentalities	—	1,605	—	1,605
U.S. Treasury Obligations	—	682,561	—	682,561
Short-Term Investments	554,000	21,633,715	—	22,187,715
Total Investments	$554,000	$118,059,171	$—	$118,613,171

Liability Derivatives
Futures Contracts	$(101,469)	$—	$—	$(101,469)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Brazil	$1,903,606	$895,176	$—		$2,798,782
Chile	381,614	347,830	—		729,444
China	5,535,548	2,572,998	—		8,108,546
France	—	2,656,182	—		2,656,182
Hong Kong	—	22,817	—		22,817
India	—	7,530,836	—		7,530,836
Indonesia	—	654,266	—		654,266
Italy	109,933	891,377	—		1,001,310
Japan	—	1,048,742	—		1,048,742
Mexico	1,038,242	5,676,329	—		6,714,571
Netherlands	304,346	—	—		304,346
Peru	598,257	—	—		598,257
Philippines	—	748,433	—		748,433
Poland	—	69,936	—		69,936
Portugal	—	760,112	—		760,112
Republic of Korea	—	5,304,683	—		5,304,683
Russia	—	—	—	+	—
South Africa	—	397,013	—		397,013
Switzerland	—	1,054,597	—		1,054,597
Taiwan	—	4,653,927	—		4,653,927
Turkey	—	493,381	—		493,381
United Arab Emirates	—	145,160	—		145,160
United Kingdom	—	493,729	—		493,729
Preferred Stock*
Brazil	—	500,178	—		500,178
Short-Term Investments	—	328,039	—		328,039
Total Investments	$9,871,546	$37,245,741	$—		$47,117,287

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
+	Represents a security at $0 value as of March 31, 2024.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds except for the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$648,386,981	$126,633,393	$(39,085,622)	$87,547,771
Dynamic Bond Fund	246,580,791	2,473,135	(18,160,591)	(15,687,456)
Equity Fund	636,870,249	237,766,230	(2,985,349)	234,780,881
Equity Rotation Fund	51,423,273	7,237,847	(1,035,444)	6,202,403
High Yield Fund	53,215,378	838,387	(2,092,436)	(1,254,049)
Inflation-Protected and Income Fund	184,830,652	722,445	(5,540,194)	(4,817,749)
iShares 60/40 Allocation Fund	42,009,896	3,151,213	(1,111,529)	2,039,684
iShares 80/20 Allocation Fund	62,701,564	8,103,774	(534,349)	7,569,425
Managed Bond Fund	783,345,612	4,147,204	(53,181,320)	(49,034,116)
Short-Duration Bond Fund	123,612,653	368,162	(5,367,644)	(4,999,482)
Small Cap Equity Fund	84,913,138	48,479,513	(4,150,697)	44,328,816
Strategic Emerging Markets Fund	42,929,681	6,643,272	(2,455,666)	4,187,606

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.